                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2005

                            AS REVISED JULY 26, 2005

                              GARTMORE MUTUAL FUNDS

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE
GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATELY AGGRESSIVE
GARTMORE OPTIMAL ALLOCATIONS FUND: AGGRESSIVE
GARTMORE OPTIMAL ALLOCATIONS FUND: SPECIALTY
GARTMORE ASIA PACIFIC LEADERS FUND
GARTMORE BOND FUND
GARTMORE BOND INDEX FUND
GARTMORE CHINA OPPORTUNITIES FUND
GARTMORE CONVERTIBLE FUND
GARTMORE EMERGING MARKETS FUND
GARTMORE EUROPEAN LEADERS FUND
GARTMORE GLOBAL FINANCIAL SERVICES FUND
GARTMORE GLOBAL HEALTH SCIENCES FUND
GARTMORE GLOBAL NATURAL RESOURCES FUND
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
GARTMORE GLOBAL UTILITIES FUND
GARTMORE GOVERNMENT BOND FUND
GARTMORE GROWTH FUND
GARTMORE HIGH YIELD BOND FUND
GARTMORE INTERNATIONAL GROWTH FUND
GARTMORE INTERNATIONAL INDEX FUND
GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND
GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
GARTMORE INVESTOR DESTINATIONS MODERATE FUND
GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND
GARTMORE LARGE CAP VALUE FUND
GARTMORE MICRO CAP EQUITY FUND
GARTMORE MID CAP GROWTH FUND
GARTMORE MID CAP MARKET INDEX FUND
GARTMORE MID CAP GROWTH LEADERS FUND
GARTMORE MONEY MARKET FUND
GARTMORE SHORT DURATION BOND FUND
GARTMORE MORLEY ENHANCED INCOME FUND
GARTMORE NATIONWIDE FUND
GARTMORE NATIONWIDE LEADERS FUND
GARTMORE OTC FUND
GARTMORE S&P 500 INDEX FUND
GARTMORE SMALL CAP INDEX FUND
GARTMORE TAX-FREE INCOME FUND
GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND
GARTMORE SMALL CAP GROWTH FUND
GARTMORE SMALL CAP FUND
GARTMORE SMALL CAP LEADERS FUND
GARTMORE U.S. GROWTH LEADERS FUND
GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND
GARTMORE VALUE OPPORTUNITIES FUND
GARTMORE WORLDWIDE LEADERS FUND
NORTHPOINTE SMALL CAP GROWTH FUND
NORTHPOINTE SMALL CAP VALUE FUND

        Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 50 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

        This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

                o Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund, Gartmroe Global Natural Resources Fund, Gartmore Global Technology and Communications Fund and
                    Gartmore Global Utilities Fund dated February 28, 2005;
                o   Gartmore Bond Index Fund, Gartmore International Index Fund,
                    Gartmore Mid Cap Market Index Fund, Gartmore S&P 500 Index
                    Fund and Gartmore Smal Cap Index Fund dated February 28,
                    2005;
                o NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund dated February 28, 2005;
                o Gartmore Convertible Fund, Gartmore High Yield Bond Fund, Gartmore Micro Cap Equity Fund, Gartmore Small Cap Growth Fund and Gartmore Value Opportunities Fund dated February 28, 2005;
                o Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund, Garmore Nationwide Fund and Gartmore Small Cap Fund dated February 28, 2005;
                o Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund, Gartmore U.S. Growth Leaders Fund and Garmore Worldwide Leaders Fund dated February 28, 2005;
                o Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Fre Income Fund (Class X and Class Y) shares) dated February 28, 2005;
                o Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund, Gartmore Morley Enhanced Income Fund, Gartmore Short Duration Bond Fund and Gartmore Tax-Free Income Fund dated February 28, 2005;
                o Gartmore China Opportunities Fund, Gartmore Emerging Markets Fund and Gartmore International Growth Fund dated February 28, 2005;
                o Gartmore U.S. Growth Leaders Long-Short Fund dated February 28, 2005;
                o Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Moderately Aggressive, Gartmore Optimal Allocations Fund: Aggressive and Gartmore Optimal Allocations Fund: Specialty dated February 28, 2005;
                o Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Conservative Fund, Gartmore Investor Destinations Moderate Fund and Gartmore Investor Destinations Moderately Conservative Fund dated February 28, 2005.

Shares of the Gartmore Nationwide Principal Protected, Gartmore European Leaders, Gartmore Asia Pacific Leaders and Gartmore OTC Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.

                                TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
General Information and History.....................................................        1
Additional Information on Portfolio Instruments and Investment Policies.............        2
Description of Portfolio Instruments and Investment Policies........................       11
Investment Restrictions.............................................................       63
Trustees and Officers of the Trust..................................................       70
Investment Advisory and Other Services..............................................       80
Brokerage Allocation................................................................      128
Additional Information on Purchases and Sales.......................................      135
Valuation of Shares.................................................................      146
Systematic Investment Strategies....................................................      148
Investor Privileges.................................................................      150
Investor Services...................................................................      153
Fund Performance Advertising........................................................      154
Additional Information..............................................................      158
Additional General Tax Information For All Funds....................................      161
Major Shareholders..................................................................      171
Financial Statements................................................................      216
Appendix A - Debt Ratings...........................................................      217
Appendix B - Proxy Voting Guidelines Summaries......................................      224
Appendix C - Portfolio Managers  ...................................................      236

                         GENERAL INFORMATION AND HISTORY

        Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000), is an open-end management investment company formed under the laws of Delaware by Declaration of Trust dated February 28, 2005. The Trust, originally organized as an Ohio business trust under the laws of Ohio by a Declaration of Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or aboutr February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a shareholders' meeting on December 23, 2004. In the reorganization the Ohio business trust transfrred all of its assets to the Trust in exchange for shares of the Trust and assumption by the Trust of all of the liabilities of the Ohio business trust.

        The Trust currently consists of 50 separate series, each with its own investment objective. Each of the Funds, except the Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Natural Resources, Gartmore Global Utilities, Gartmore Global Technology and Communications, each of the Investor Destinations and each of the Optimal Allocations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

        On August 27, 2001, the Nationwide Long-Term U.S. Government Bond Fund reorganized with and into the Gartmore Government Bond Fund, which is the survivor of the transaction for accounting and performance purposes.

        On June 23, 2003, the Montgomery Global Focus Fund and the Montgomery Global Opportunities Fund, two series portfolios of The Montgomery Funds, reorganized with and into the Gartmore Worldwide Leaders Fund. Also on June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund, a series portfolio of The Montgomery Funds II ("Montgomery Fund"), reorganized with and into the Gartmore Long-Short Equity Plus Fund (now known as the Gartmore U.S. Growth Leaders Long-Short Fund). For accounting and performance purposes, the Montgomery Fund was considered to be the survivor of its reorganization. Therefore, the performance and other financial information regarding the Gartmore U.S. Growth Leaders Long-Short Fund for periods prior to June 23, 2003 in this SAI relate to the prior operations of the Montgomery Fund.

        On December 22, 2003, the Nationwide Large Cap Growth Fund reorganized with and into the Gartmore Growth Fund, which is the survivor of the transaction for accounting and performance purposes.

        On December 6, 2004, Gartmore Morley Capital Accumulation Fund changed its name to Gartmore Short Duration Bond Fund and changed its investment emphasis from stable value securities to short duration securities.

        ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

ALL FUNDS

        The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

        With respect to the Investor Destinations Funds and the Optimal Allocations Funds (together, the "Funds of Funds" and individually, a "Fund of Funds"), this SAI, like the Prospectuses for such Funds, uses the term "Fund" to include the mutual funds in which each Fund of Funds will invest (the "Underlying Funds").

        Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

                                                                                      Gartmore
                                                                                        Tax       Gartmore    Gartmore
                                                     Gartmore    Gartmore   Gartmore    Free     Government     Money
         TYPE OF INVESTMENT OR TECHNIQUE              Growth    Nationwide    Bond     Income      Bond         Market
------------------------------------------------   -----------  ----------  --------  ---------  ----------   ---------
U.S. common stocks                                       Y          Y
Preferred stocks                                         Y          Y
Small company stocks                                     Y          Y
Special situation companies                              Y          Y
Illiquid securities                                      Y          Y           Y         Y          Y           Y
Restricted securities                                    Y          Y           Y         Y          Y           Y
When-issued / delayed-delivery securities                Y          Y           Y         Y          Y           Y
Investment companies                                     Y          Y           Y         Y          Y           Y
Real estate investment trusts (REITS)                               Y
Securities of foreign issuers                            Y          Y           Y                                Y
Depositary receipts                                      Y          Y
Securities from developing countries/emerging
markets
Convertible securities                                   Y          Y           Y
Long-term debt                                                                  Y         Y          Y
Long-term  debt when  originally  issued but with        Y          Y           Y         Y          Y           Y
397 days or less remaining to maturity
Short-term debt                                          Y          Y           Y         Y          Y           Y
Floating and variable rate securities                    Y          Y           Y         Y          Y           Y
Zero coupon securities                                                          Y         Y          Y
Pay-in-kind bonds                                                               Y
Deferred payment securities                                                     Y
Non-investment grade debt                                                       Y         Y
Loan participations and assignments                      Y          Y           Y         Y          Y           Y
Sovereign debt (foreign) (denominated in U.S. $)                                Y                                Y
Foreign commercial paper (denominated in U.S. $)         Y          Y                                            Y
Duration                                                                        Y         Y          Y           Y
U.S. government securities                               Y          Y           Y         Y          Y           Y
Money market instruments                                 Y          Y           Y         Y          Y           Y

                                                    Gartmore                  Gartmore    Gartmore    Gartmore
                                                      S&P        Gartmore       High       Global      Small
                                                      500          Value       Yield       Health       Cap
         TYPE OF INVESTMENT OR TECHNIQUE             Index     Opportunities    Bond      Sciences     Index
------------------------------------------------   ----------  -------------  ---------   --------    --------
U.S. common stocks                                      Y           Y            Y           Y           Y
Preferred stocks                                                    Y            Y           Y
Small company stocks                                                Y            Y           Y           Y
Special situation companies                             Y           Y            Y           Y           Y
Illiquid securities                                                 Y            Y           Y           Y
Restricted securities                                               Y            Y           Y           Y
When-issued / delayed-delivery securities               Y           Y            Y           Y           Y
Investment companies                                    Y           Y            Y           Y           Y
Real estate investment trusts (REITS)                   Y           Y            Y           Y           Y
Securities of foreign issuers                           Y           Y            Y           Y           Y
Depositary receipts                                     Y           Y            Y           Y           Y
Securities from developing countries/emerging
markets                                                             Y            Y           Y
Convertible securities                                              Y            Y           Y
Long-term debt                                                                   Y
Long-term  debt when  originally  issued but with       Y           Y            Y           Y           Y
397 days or less remaining to maturity
Short-term debt                                         Y           Y            Y           Y           Y
Floating and variable rate securities                   Y           Y            Y           Y           Y
Zero coupon securities                                                           Y
Pay-in-kind bonds                                                                Y
Deferred payment securities                                                      Y
Non-investment grade debt                                                        Y
Loan participations and assignments                     Y           Y            Y           Y           Y
Sovereign debt (foreign) (denominated in U.S. $)                                 Y
Foreign commercial paper (denominated in U.S. $)                                 Y           Y
Duration                                                                         Y           Y
U.S. government securities                              Y           Y            Y           Y           Y
Money market instruments                                Y           Y            Y           Y           Y

                                                    Gartmore
                                                     Mid Cap       Gartmore    Gartmore
                                                     Market     International     Bond
         TYPE OF INVESTMENT OR TECHNIQUE              Index         Index        Index
------------------------------------------------   ---------   --------------  ---------
U.S. common stocks                                     Y
Preferred stocks
Small company stocks                                   Y
Special situation companies                            Y
Illiquid securities                                    Y            Y              Y
Restricted securities                                  Y            Y              Y
When-issued / delayed-delivery securities              Y            Y              Y
Investment companies                                   Y            Y              Y
Real estate investment trusts (REITS)                  Y            Y
Securities of foreign issuers                          Y            Y              Y
Depositary receipts                                    Y            Y
Securities  from  developing   countries/emerging
markets
Convertible securities
Long-term debt                                                                     Y
Long-term  debt when  originally  issued but with      Y            Y              Y
397 days or less remaining to maturity
Short-term debt                                        Y            Y              Y
Floating and variable rate securities                  Y            Y              Y
Zero coupon securities                                                             Y
Pay-in-kind bonds
Deferred payment securities
Non-investment grade debt
Loan participations and assignments                    Y            Y              Y
Sovereign debt (foreign) (denominated in U.S. $)                                   Y
Foreign commercial paper (denominated in U.S. $)                    Y              Y
Duration                                                                           Y
U.S. government securities                             Y            Y              Y
Money market instruments                               Y            Y              Y

                                                                                          Gartmore
                                                                                           Morley
                                          Gartmore Large     Gartmore    Gartmore Short   Enhanced    NorthPointe
   TYPE OF INVESTMENT OR TECHNIQUE           Cap Value      Small Cap    Duration Bond     Income   Small Cap Value
---------------------------------------   ---------------   ----------   --------------   --------- ---------------
U.S. common stocks                               Y              Y                                          Y
Preferred stocks                                 Y                                                         Y
Small company stocks                             Y              Y                                          Y
Special situation companies                      Y              Y                                          Y
Illiquid securities                              Y              Y             Y               Y            Y
Restricted securities                            Y              Y             Y               Y            Y
When-issued/delayed-delivery securities          Y              Y             Y               Y            Y
Investment companies                             Y              Y             Y               Y            Y
Real estate investment trusts (REITS)            Y              Y                                          Y
Securities of foreign issuers                    Y              Y             Y               Y            Y
Depositary receipts                              Y              Y                                          Y
Securities from developing                                                                                 Y
countries/emerging markets
Convertible securities                           Y              Y                                          Y
Long-term debt                                   Y              Y             Y               Y
Long-term debt when originally issued
but with 397 days or less remaining to
maturity                                         Y              Y             Y               Y
Short-term debt                                  Y              Y             Y               Y            Y
Floating and variable rate securities            Y              Y             Y               Y            Y
Zero coupon securities                                                        Y               Y
Pay-in-kind bonds
Deferred payment securities                      Y
Non-investment grade debt
Loan participations and assignments              Y              Y             Y               Y            Y
Sovereign debt (foreign) (denominated            Y              Y             Y               Y
in U.S. $)
Foreign commercial paper) (denominated                                        Y               Y
in U.S. $)
Duration                                                                      Y               Y
U.S. government securities                       Y              Y             Y               Y            Y
Money market instruments                         Y              Y             Y               Y            Y

                                                                                              Gartmore
                                           Gartmore     Gartmore Investor    Gartmore         Investor       Gartmore
                                           Investor       Destinations       Investor       Destinations     Investor
                                         Destinations      Moderately      Destinations      Moderately    Destinations
   TYPE OF INVESTMENT OR TECHNIQUE        Aggressive       Aggressive        Moderate       Conservative   Conservative
---------------------------------------  ------------   -----------------  ------------    --------------  ------------
U.S. common stocks                            Y                 Y               Y                Y              Y
Preferred stocks
Small company stocks                          Y                 Y               Y                Y              Y
Special situation companies                   Y                 Y               Y                Y              Y
Illiquid securities                           Y                 Y               Y                Y              Y
Restricted securities                         Y                 Y               Y                Y              Y
When-issued/delayed-delivery securities       Y                 Y               Y                Y              Y
Investment companies                          Y                 Y               Y                Y              Y
Real estate investment trusts (REITS)
Securities of foreign issuers                 Y                 Y               Y                Y              Y
Depositary receipts                           Y                 Y               Y                Y              Y
Securities from developing
countries/emerging markets
Convertible securities
Long-term debt                                Y                 Y               Y                Y              Y
Long-term debt when originally issued
but with 397 days or less remaining to
maturity                                      Y                 Y               Y                Y              Y
Short-term debt                               Y                 Y               Y                Y              Y
Floating and variable rate securities         Y                 Y               Y                Y              Y
Zero coupon securities
Pay-in-kind bonds
Deferred payment securities
Non-investment grade debt
Loan participations and assignments           Y                 Y               Y                Y              Y
Sovereign debt (foreign) (denominated
in U.S. $)                                    Y                 Y               Y                Y              Y
Foreign commercial paper) (denominated
in U.S. $)                                    Y                 Y               Y                Y              Y
Duration                                      Y                 Y               Y                Y              Y
U.S. government securities                    Y                 Y               Y                Y              Y
Money market instruments                      Y                 Y               Y                Y              Y

                                         Gartmore Mid      Gartmore Global   Gartmore     Gartmore
                                          Cap Growth       Technology and    Emerging   International      Gartmore
   TYPE OF INVESTMENT OR TECHNIQUE         Leaders         Communications     Markets      Growth         Convertible
---------------------------------------  -------------    ----------------   --------   -------------    -------------
U.S. common stocks                            Y                  Y              Y             Y               Y
Preferred stocks                              Y                  Y              Y             Y               Y
Small company stocks                          Y                  Y              Y             Y
Special situation companies                   Y                  Y              Y             Y               Y
Illiquid securities                           Y                  Y              Y             Y               Y
Restricted securities                         Y                  Y              Y             Y               Y
When-issued/delayed-delivery securities       Y                  Y              Y             Y
Investment companies                          Y                  Y              Y             Y               Y
Real estate investment trusts (REITS)         Y                  Y              Y             Y
Securities of foreign issuers                 Y                  Y              Y             Y               Y
Depositary receipts                           Y                  Y              Y             Y
Securities from developing                    Y                  Y              Y             Y
countries/emerging markets
Convertible securities                        Y                  Y              Y             Y               Y
Long-term debt                                                                  Y             Y               Y
Long-term debt when originally issued                                           Y             Y               Y
but with 397 days or less remaining to
maturity
Short-term debt                               Y                  Y              Y             Y               Y
Floating and variable rate securities         Y                  Y              Y             Y               Y
Zero coupon securities                                                          Y             Y               Y
Pay-in-kind bonds                                                               Y             Y
Deferred payment securities                                                     Y             Y
Non-investment grade debt                                                       Y             Y               Y
Loan participations and assignments           Y                  Y              Y             Y               Y
Sovereign debt (foreign) (denominated
in U.S. $)                                    Y                                 Y             Y
Foreign commercial paper) (denominated
in U.S. $)                                                                      Y             Y
Duration                                                                        Y             Y               Y
U.S. government securities                    Y                  Y              Y             Y               Y
Money market instruments                      Y                  Y              Y             Y               Y

                                                                                                                       Gartmore
                                               Gartmore   Gartmore   Gartmore              Gartmore       Gartmore      Global
                                              Worldwide   European   Small Cap  Gartmore  U.S. Growth   Asia Pacific   Financial
     TYPE OF INVESTMENT OR TECHNIQUE           Leaders     Leaders    Growth       OTC      Leaders       Leaders      Services
-------------------------------------------   ---------   --------   ---------  --------  -----------   ------------   ---------
U.S. common stocks                                Y          Y           Y         Y           Y             Y             Y
Preferred stocks                                  Y          Y           Y         Y           Y             Y             Y
Small company stocks                              Y          Y           Y         Y           Y             Y             Y
Special situation companies                       Y          Y           Y         Y           Y             Y             Y
Illiquid securities                               Y          Y           Y         Y           Y             Y             Y
Restricted securities                             Y          Y           Y         Y           Y             Y             Y
When-issued / delayed-delivery securities         Y          Y           Y         Y           Y             Y             Y
Investment companies                              Y          Y           Y         Y           Y             Y             Y
Real estate investment trusts (REITS)             Y          Y           Y         Y                                       Y
Securities of foreign issuers                     Y          Y           Y         Y           Y             Y             Y
Depositary receipts                               Y          Y           Y         Y           Y             Y             Y
Securities from developing countries/
emerging markets                                  Y          Y           Y         Y           Y             Y             Y
Convertible securities                            Y          Y           Y         Y           Y             Y             Y
Long-term debt                                                                                 Y             Y             Y
Long-term debt when originally issued,
but with 397 days or less remaining to
maturity                                                                                       Y             Y             Y
Short-term debt                                   Y          Y           Y         Y           Y             Y             Y
Floating and variable rate securities             Y          Y           Y         Y           Y             Y             Y
Zero coupon securities                                       Y                                               Y             Y
Pay-in-kind bonds
Deferred payment securities                                                                                  Y             Y
Non-investment grade debt                                                                      Y             Y
Loan participations and assignments               Y          Y           Y         Y           Y             Y             Y
Sovereign debt(foreign)(denominated in
U.S. $)                                           Y          Y                     Y
Foreign commercial paper (denominated in
U.S. $)                                           Y          Y                     Y
Duration                                          Y          Y                     Y
U.S. government securities                        Y          Y           Y         Y           Y             Y             Y
Money market instruments                          Y          Y           Y         Y           Y             Y             Y

                                                                                             Gartmore    Gartmore
                                              Gartmore    Gartmore    Gartmore  Gartmore   U.S. Growth  Nationwide    Northpointe
                                               Global    Nationwide  Micro Cap  Mid Cap      Leaders    Principal     Small Cap
     TYPE OF INVESTMENT OR TECHNIQUE          Utilities    Leaders     Equity    Growth     Long-Short  Protected*      Growth
-------------------------------------------   ---------  ----------  ---------  --------   -----------  -----------   -----------
U.S. common stocks                                Y           Y          Y         Y            Y          G, PG           Y
Preferred stocks                                  Y           Y                    Y            Y          G, PG
Small company stocks                              Y           Y          Y         Y            Y          G, PG           Y
Special situation companies                       Y           Y          Y         Y            Y          G, PG           Y
Illiquid securities                               Y           Y          Y         Y            Y          G, PG           Y
Restricted securities                             Y           Y          Y         Y            Y          G, PG           Y
When-issued / delayed-delivery securities         Y           Y          Y         Y            Y          G, PG           Y
Investment companies                              Y           Y          Y         Y            Y            A             Y
Real estate investment trusts (REITS)             Y                      Y         Y                       G, PG           Y
Securities of foreign issuers                     Y           Y          Y         Y                         A             Y
Depositary receipts                               Y           Y          Y         Y            Y          G, PG           Y
Securities from developing countries/
emerging markets                                  Y
Convertible securities                            Y           Y                    Y            Y          G, PG
Long-term debt                                    Y                                                         PG
Long-term debt when originally  issued,
but with 397 days or less remaining to
maturity                                          Y           Y                                 Y            A
Short-term debt                                   Y           Y          Y         Y            Y            A             Y
Floating and variable rate securities             Y           Y          Y         Y            Y            A             Y
Zero coupon securities                            Y                                                          G
Pay-in-kind bonds
Deferred payment securities                       Y
Non-investment grade debt
Loan participations and assignments               Y           Y          Y         Y            Y                          Y
Sovereign debt(foreign)(denominated in
U.S. $)
Foreign commercial paper (denominated in
U.S. $)                                                       Y                    Y                         A
Duration                                                                                                     G
U.S. government securities                        Y           Y          Y         Y            Y            A             Y
Money market instruments                          Y           Y          Y         Y            Y            A             Y

                                                                    Gartmore
                                                     Gartmore       Optimal       Gartmore       Gartmore
                                                     Optimal      Allocations:     Optimal        Optimal       Gartmore
                                                   Allocations:    Moderately    Allocations:   Allocations:      China
    TYPE OF INVESTMENT OR TECHNIQUE                 Aggressive     Aggressive      Moderate      Specialty    Opportunities
-------------------------------------------        ------------   ------------   ------------   ------------  -------------
U.S. common stocks                                      Y              Y              Y              Y             Y
Preferred stocks                                        Y              Y              Y              Y             Y
Small company stocks                                    Y              Y              Y              Y             Y
Special situation companies                             Y              Y              Y              Y             Y
Illiquid securities                                     Y              Y              Y              Y             Y
Restricted securities                                   Y              Y              Y              Y             Y
When-issued / delayed-delivery securities               Y              Y              Y              Y             Y
Investment companies                                    Y              Y              Y              Y             Y
Real estate investment trusts (REITS)                   Y              Y              Y              Y             Y
Securities of foreign issuers                           Y              Y              Y              Y             Y
Depositary receipts                                     Y              Y              Y              Y             Y
Securities from developing countries/
emerging markets                                        Y              Y              Y              Y             Y
Convertible securities                                  Y              Y              Y              Y             Y
Long-term debt                                          Y              Y              Y              Y             Y
Long-term debt when originally issued but
with 397 days or less remaining to maturity             Y              Y              Y              Y             Y
Short-term debt                                         Y              Y              Y              Y             Y
Floating and variable rate securities                   Y              Y              Y              Y             Y
Zero coupon securities                                  Y              Y              Y              Y
Pay-in-kind bonds
Deferred payment securities
Non-investment grade debt                               Y              Y              Y              Y
Loan participations and assignments                     Y              Y              Y              Y             Y
Sovereign debt (foreign) (denominated in
U.S. $)                                                 Y              Y              Y              Y             Y
Foreign commercial paper (denominated in
U.S. $)                                                 Y              Y              Y              Y
Duration                                                Y              Y              Y              Y
U.S. government securities                              Y              Y              Y              Y             Y
Money market instruments                                Y              Y              Y              Y             Y

                                                    Gartmore
                                                      Global     Gartmore
                                                     Natural     Small Cap
    TYPE OF INVESTMENT OR TECHNIQUE                 Resources     Leaders
-------------------------------------------         ---------    ---------
U.S. common stocks                                      Y            Y
Preferred stocks                                        Y            Y
Small company stocks                                    Y            Y
Special situation companies                             Y            Y
Illiquid securities                                     Y            Y
Restricted securities                                   Y
When-issued / delayed-delivery securities               Y            Y
Investment companies                                    Y            Y
Real estate investment trusts (REITS)                   Y            Y
Securities of foreign issuers                           Y            Y
Depositary receipts                                     Y            Y
Securities from developing countries/
emerging markets                                        Y
Convertible securities                                  Y
Long-term debt                                          Y
Long-term debt when originally issued but
with 397 days or less remaining to maturity             Y
Short-term debt                                         Y
Floating and variable rate securities                   Y
Zero coupon securities
Pay-in-kind bonds
Deferred payment securities
Non-investment grade debt
Loan participations and assignments                     Y
Sovereign debt (foreign) (denominated in
U.S. $)
Foreign commercial paper (denominated in
U.S. $)                                                 Y
Duration
U.S. government securities                              Y
Money market instruments                                Y            Y

                                                                                   Gartmore     Gartmore    Gartmore    Gartmore
                                              Gartmore      Gartmore    Gartmore   Tax Free    Government     Money      S&P 500
    TYPE OF INVESTMENT OR TECHNIQUE            Growth      Nationwide     Bond      Income        Bond       Market      Index
-------------------------------------------   --------     ----------   --------   --------    ----------   --------    --------
Mortgage-backed securities                                                  Y         Y            Y           Y
Stripped mortgage securities                                                Y                      Y
Collateralized mortgage obligations                                         Y                      Y
Mortgage dollar rolls
Asset-backed securities                          Y             Y            Y         Y            Y           Y
Bank and/or Savings and Loan obligations         Y             Y            Y         Y            Y           Y           Y
Repurchase agreements                            Y             Y            Y         Y            Y           Y           Y
Derivatives                                      Y             Y            Y         Y                        Y           Y
Reverse repurchase agreements                    Y             Y            Y         Y            Y                       Y
Warrants                                         Y             Y
Futures                                          Y             Y                                                           Y
Options                                          Y             Y            Y         Y                                    Y
Foreign currencies
Forward currency contracts                                                                                                 Y
Borrowing money                                  Y             Y            Y         Y            Y           Y           Y
Lending portfolio securities                     Y             Y            Y         Y            Y                       Y
Investment of securities lending collateral      Y             Y            Y         Y            Y                       Y
Short sales                                      Y                                                                         Y
Participation Interests
Swap Agreements                                                                                                            Y
Credit Default Swaps                                                        Y
Wrap Contracts
Indexed securities                               Y             Y                                                           Y
Strip Bonds                                                                 Y                      Y
Put Bonds                                                                   Y         Y
Private Activity and Industrial Development
Bonds
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes                                                                                    Y
Standby Commitment Agreements
Municipal Securities                                                                  Y                        Y
Equity Linked Notes

                                                                         Gartmore             Gartmore
                                                Gartmore      Gartmore    Global   Gartmore    Mid Cap    Gartmore
                                                  Value      High Yield   Health   Small Cap   Market   International   Gartmore
    TYPE OF INVESTMENT OR TECHNIQUE           Opportunities     Bond     Sciences    Index      Index       Index      Bond Index
-------------------------------------------   -------------  ----------  --------  ---------  --------  -------------  ----------
Mortgage-backed securities                                       Y                                                          Y
Stripped mortgage securities                                     Y                                                          Y
Collateralized mortgage obligations                              Y                                                          Y
Mortgage dollar rolls                                            Y                                                          Y
Asset-backed securities                                          Y                                                          Y
Bank and/or Savings and Loan obligations            Y            Y          Y          Y         Y            Y             Y
Repurchase agreements                               Y            Y          Y          Y         Y            Y             Y
Derivatives                                         Y            Y          Y          Y         Y            Y             Y
Reverse repurchase agreements                       Y            Y          Y          Y         Y            Y             Y
Warrants                                            Y            Y          Y
Futures                                             Y            Y          Y          Y         Y            Y             Y
Options                                             Y            Y          Y          Y         Y            Y             Y
Foreign currencies                                  Y            Y          Y                                 Y
Forward currency contracts                          Y            Y          Y                                 Y
Borrowing money                                     Y            Y          Y          Y         Y            Y             Y
Lending portfolio securities                        Y            Y          Y          Y         Y            Y             Y
Investment of securities lending collateral         Y            Y          Y          Y         Y            Y             Y
Short sales                                         Y            Y          Y          Y         Y            Y             Y
Participation Interests                                          Y
Swap Agreements                                                  Y                     Y         Y            Y             Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                                                     Y         Y            Y             Y
Strip Bonds                                                      Y
Put Bonds                                                        Y
Private Activity and Industrial Development
Bonds                                                            Y
Custodial Receipts                                               Y
Nationwide Contract
Extendable Commercial Notes
Standby Commitment Agreements                                    Y                                                          Y
Municipal Securities
Equity Linked Notes

                                                                                                                      Gartmore
                                              Gartmore             Gartmore  Gartmore  NorthPointe    Gartmore        Investor
                                               Large     Gartmore    Short    Morley      Small       Investor    Destinatinations
                                                Cap       Small    Duration  Enhanced      Cap      Destinations     Moderately
    TYPE OF INVESTMENT OR TECHNIQUE            Value       Cap       Bond     Income      Value      Aggressive      Aggressive
-------------------------------------------   --------   --------  --------  --------  -----------  ------------  ----------------
Mortgage-backed securities                                            Y         Y                        Y               Y
Stripped mortgage securities                                          Y         Y
Collateralized mortgage obligations                                   Y         Y                        Y               Y
Mortgage dollar rolls                                                 Y         Y                        Y               Y
Asset-backed securities                                               Y         Y                        Y               Y
Bank and/or Savings and Loan                     Y          Y         Y         Y           Y            Y               Y
obligations
Repurchase agreements                            Y          Y         Y         Y           Y            Y               Y
Derivatives                                      Y          Y         Y         Y           Y            Y               Y
Reverse repurchase agreements                    Y          Y         Y         Y           Y
Warrants                                         Y          Y                               Y
Futures                                          Y          Y         Y         Y           Y            Y               Y
Options                                          Y          Y         Y         Y           Y            Y               Y
Foreign currencies                                                                          Y            Y               Y
Forward currency contracts                                  Y                               Y            Y               Y
Borrowing money                                  Y          Y         Y         Y           Y            Y               Y
Lending portfolio securities                     Y          Y         Y         Y           Y            Y               Y
Investment of securities lending                 Y          Y         Y         Y           Y
collateral
Short sales                                                                                              Y               Y
Participation Interests
Swap Agreements                                                       Y                                  Y               Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                                    Y         Y                        Y               Y
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bonds
Custodial Receipts
Nationwide Contract                                                                                      Y               Y
Extendable Commercial Notes                                                                              Y               Y
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

                                                               Gartmore                                  Gartmore
                                                Gartmore       Investor       Gartmore     Gartmore       Global
                                                Investor     Destinations     Investor     Mid Cap      Technology     Gartmore
                                              Destinations    Moderately    Destinations    Growth         and         Emerging
    TYPE OF INVESTMENT OR TECHNIQUE             Moderate     Conservative   Conservative   Leaders    Communications   Markets
-------------------------------------------   ------------   ------------   ------------   --------   --------------   --------
Mortgage-backed securities                         Y              Y              Y                                        Y
Stripped mortgage securities
Collateralized mortgage obligations                Y              Y              Y
Mortgage dollar rolls                              Y              Y              Y
Asset-backed securities                            Y              Y              Y            Y
Bank and/or Savings and Loan                       Y              Y              Y            Y             Y             Y
obligations
Repurchase agreements                              Y              Y              Y            Y             Y             Y
Derivatives                                        Y              Y              Y            Y             Y             Y
Reverse repurchase agreements                                                                 Y             Y             Y
Warrants                                                                                      Y             Y             Y
Futures                                            Y              Y              Y            Y             Y             Y
Options                                            Y              Y              Y            Y             Y             Y
Foreign currencies                                 Y              Y              Y                          Y             Y
Forward currency contracts                         Y              Y              Y            Y             Y             Y
Borrowing money                                    Y              Y              Y            Y             Y             Y
Lending portfolio securities                       Y              Y              Y            Y             Y             Y
Investment of securities lending                                                              Y             Y             Y
collateral
Short sales                                        Y              Y              Y            Y             Y             Y
Participation Interests
Swap Agreements                                    Y              Y              Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                 Y              Y              Y
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bonds
Custodial Receipts
Nationwide Contract                                Y              Y              Y
Extendable Commercial Notes                        Y              Y              Y
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

                                                Gartmore
                                              International    Gartmore
    TYPE OF INVESTMENT OR TECHNIQUE              Growth       Convertible
-------------------------------------------   -------------   -----------
Mortgage-backed securities                          Y
Stripped mortgage securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities
Bank and/or Savings and Loan                        Y              Y
obligations
Repurchase agreements                               Y              Y
Derivatives                                         Y              Y
Reverse repurchase agreements                       Y              Y
Warrants                                            Y              Y
Futures                                             Y              Y
Options                                             Y              Y
Foreign currencies                                  Y
Forward currency contracts                          Y
Borrowing money                                     Y              Y
Lending portfolio securities                        Y              Y
Investment of securities lending                    Y
collateral
Short sales                                         Y              Y
Participation Interests
Swap Agreements
Credit Default Swaps
Wrap Contracts
Indexed securities
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bonds
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

                                                                   Gartmore              Gartmore   Gartmore   Gartmore
                                            Gartmore    Gartmore    Small                  U.S.       Asia      Global     Gartmore
                                            Worldwide   European     Cap      Gartmore   Growth     Pacific    Financial    Global
    Type of Investment or Technique          Leaders     Leaders    Growth      OTC      Leaders    Leaders    Services    Utilities
-----------------------------------------   ---------   --------   --------   --------   --------   --------   ---------   ---------
Mortgage-backed securities                                                                  Y
Stripped mortgage securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities                                               Y                     Y
Bank and/or Savings and Loan obligations        Y          Y          Y          Y          Y          Y           Y           Y
Repurchase agreements                           Y          Y          Y          Y          Y          Y           Y           Y
Derivatives                                     Y          Y          Y          Y          Y          Y           Y           Y
Reverse repurchase agreements                   Y          Y          Y          Y          Y          Y           Y           Y
Warrants                                        Y          Y          Y          Y          Y          Y           Y           Y
Futures                                         Y          Y          Y          Y          Y          Y           Y           Y
Options                                         Y          Y          Y          Y          Y          Y           Y           Y
Foreign currencies                              Y          Y                     Y          Y          Y           Y           Y
Forward currency contracts                      Y          Y                     Y          Y          Y           Y           Y
Borrowing money                                 Y          Y          Y          Y          Y          Y           Y           Y
Lending portfolio securities                    Y          Y          Y          Y          Y          Y           Y           Y
Short sales                                     Y          Y          Y                                Y           Y           Y
Participation Interests
Swap Agreements                                                                  Y          Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                                                          Y
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bond
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

                                                                                   Gartmore      Gartmore
                                                Gartmore   Gartmore    Gartmore   U.S. Growth   Nationwide   Northpointe
                                               Nationwide  Micro Cap   Mid Cap      Leaders     Principal     Small Cap
    TYPE OF INVESTMENT OR TECHNIQUE             Leaders     Equity      Growth    Long-Short    Protected*     Growth
-----------------------------------------      ----------  ---------   --------   -----------   ----------   -----------
Mortgage-backed securities                                                                          G
Stripped mortgage securities
Collateralized mortgage obligations                                                                 G
Mortgage dollar rolls
Asset-backed securities                                                                             A
Bank and/or Savings and Loan obligations            Y         Y           Y           Y             A            Y
Repurchase agreements                               Y         Y           Y           Y             A            Y
Derivatives                                         Y         Y           Y           Y             A            Y
Reverse repurchase agreements                       Y         Y           Y           Y           G,PG           Y
Warrants                                            Y         Y           Y           Y           G, PG          Y
Futures                                             Y         Y           Y           Y           G, PG          Y
Options                                             Y         Y           Y           Y           G, PG          Y
Foreign currencies                                            Y           Y           Y                          Y
Forward currency contracts                                    Y           Y           Y                          Y
Borrowing money                                     Y         Y           Y           Y             A            Y
Lending portfolio securities                        Y         Y           Y           Y           G, PG          Y
Short sales                                                   Y           Y           Y                          Y
Participation Interests
Swap Agreements                                                                       Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                  Y         Y           Y           Y            PG            Y
Strip Bonds                                                                                       G, PG
Put Bonds
Private Activity and Industrial
Development Bond
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

                                                               Gartmore
                                                Gartmore       Optimal        Gartmore        Gartmore
                                                Optimal      Allocations:     Optimal         Optimal         Gartmore
                                              Allocations:    Moderately    Allocations:    Allocations:       China
    TYPE OF INVESTMENT OR TECHNIQUE            Aggressive     Aggressive      Moderate       Specialty      Opportunities
-------------------------------------------   ------------   ------------   ------------    ------------    -------------
Mortgage-backed securities                         Y              Y              Y               Y
Stripped mortgage securities                       Y              Y              Y               Y
Collateralized mortgage obligations                Y              Y              Y               Y
Mortgage dollar rolls                              Y              Y              Y               Y
Asset-backed securities                            Y              Y              Y               Y
Bank and/or Savings and Loan obligations           Y              Y              Y               Y               Y
Repurchase agreements                              Y              Y              Y               Y               Y
Derivatives                                        Y              Y              Y               Y               Y
Reverse repurchase agreements                      Y              Y              Y               Y               Y
Warrants                                           Y              Y              Y               Y               Y
Futures                                            Y              Y              Y               Y               Y
Options                                            Y              Y              Y               Y               Y
Foreign currencies                                 Y              Y              Y               Y               Y
Forward currency contracts                         Y              Y              Y               Y               Y
Borrowing money                                    Y              Y              Y               Y               Y
Lending portfolio securities                       Y              Y              Y               Y               Y
Investment of securities lending collateral        Y              Y              Y               Y               Y
Short sales                                        Y              Y              Y               Y               Y
Participation Interests
Swap Agreements                                    Y              Y              Y               Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                 Y              Y              Y               Y               Y
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bonds
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes                        Y              Y              Y               Y
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes                                                                                              Y

                                                     Gartmore
                                                       Global      Gartmore
                                                      Natural     Small Cap
      TYPE OF INVESTMENT OR TECHNIQUE                Resources     Leaders
-------------------------------------------          ---------    ---------
Mortgage-backed securities                               Y
Stripped mortgage securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities                                  Y
Bank and/or Savings and Loan obligations                 Y
Repurchase agreements                                    Y            Y
Derivatives                                              Y            Y
Reverse repurchase agreements                            Y            Y
Warrants                                                 Y            Y
Futures                                                  Y            Y
Options                                                  Y            Y
Foreign currencies                                       Y
Forward currency contracts                               Y
Borrowing money                                          Y
Lending portfolio securities                             Y            Y
Investment of securities lending collateral              Y
Short sales                                              Y
Participation Interests
Swap Agreements                                          Y
Credit Default Swaps
Wrap Contracts
Indexed securities                                       Y            Y
Strip Bonds
Put Bonds
Private Activity and Industrial
Development Bonds
Custodial Receipts
Nationwide Contract
Extendable Commercial Notes                              Y
Standby Commitment Agreements
Municipal Securities
Equity Linked Notes

* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:

                O = Offering Period
                G = Guarantee Period
                PG = Post Guarantee Period
                A = All Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE INDEX FUNDS

        The Gartmore Small Cap Index Fund, Gartmore S&P 500 Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore International Index Fund and Gartmore Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

        S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

        Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

        Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400(R) Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

        Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

        International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

        About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

        Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

        Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

        FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

        The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

        Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

THE FUNDS OF FUNDS

        Each of the Investor Destinations Funds and the Optimal Allocations Funds is a "fund of funds," which means that each such Fund invests primarily in other mutual funds. The Prospectuses for the Funds of Funds discuss the investment objectives and strategies for such Funds and explains the types of underlying mutual funds (the "Underlying Funds") in which each Fund of Funds may invest. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each Fund of Funds allocates its assets among the different Underlying Funds, and each of the Investor Destinations Funds - except for the Investor Destinations Aggressive Fund currently - invests in the Nationwide contract (described in more detail below). Periodically, each Fund of Funds will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there are not expected to be large, sudden changes in a Fund of Funds' asset allocation.

        The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Funds of Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Trust. Each of the Underlying Funds listed below is described in this SAI and their respective Prospectuses.

        INVESTOR DESTINATIONS FUNDS                OPTIMAL ALLOCATIONS FUNDS
        ---------------------------                -------------------------
o   Gartmore Bond Index Fund                o   Gartmore Bond Fund
o   Gartmore International Index Fund       o   Gartmore Convertible Fund
o   Gartmore Mid Cap Market Index Fund      o   Gartmore Emerging Markets Fund
o   Gartmore Money Market Fund              o   Gartmore Focus Fund
o   Gartmore Morley Enhanced Income Fund    o   Gartmore Global Financial
o   Gartmore Small Cap Index Fund               Services Fund
o   Gartmore S&P 500 Index Fund             o   Gartmore Global Health
                                                Sciences Fund
                                            o   Gartmore Global Natural
                                                Resources Fund
                                            o   Gartmore Global Technology and
                                                Communications Fund
                                            o   Gartmore Global Utilities Fund
                                            o   Gartmore Government Bond Fund
                                            o   Gartmore Growth Fund
                                            o   Gartmore High Yield Bond Fund
                                            o   Gartmore International Growth
                                                Fund
                                            o   Gartmore Micro Cap Equity Fund
                                            o   Gartmore Mid Cap Growth Fund

                                            o   Gartmore Morley Enhanced
                                                Income Fund
                                            o   Gartmore Money Market Fund
                                            o   Gartmore Nationwide Fund
                                            o   Gartmore Nationwide Leaders Fund
                                                 (series of Gartmore Mutual
                                                 Funds II, Inc.)
                                            o   Gartmore Small Cap Fund
                                            o   Gartmore Small Cap Growth Fund
                                            o   Gartmore Large Cap Value Fund
                                            o   Gartmore Small Cap Leaders Fund
                                            o   Gartmore Short Duration Bond
                                                Fund
                                            o   Gartmore U.S. Growth Leaders
                                                Fund
                                            o   Gartmore U.S. Growth Leaders
                                                Long-Short Fund
                                            o   Gartmore Value Opportunities
                                                Fund
                                            o   Gartmore Worldwide Leaders Fund

INFORMATION CONCERNING DURATION

        Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

        Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

        Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

        There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

        The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

        Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

        Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

        Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

        In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

        Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

        Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

        Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

        As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

        Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

        Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

- U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

-   The Federal Housing Administration and the Farmers Home Administration;

- The Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;

- The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;

- The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

- The Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

        The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

        Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

        Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

        The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

        Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

        Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

        The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

        Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

        There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

        Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

        Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

        Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

        In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

        A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

        Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

        Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

        In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

        A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

        Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

        Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

        Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

        Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

        Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

        Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

        Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

        The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

        An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

        Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

        Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

MONEY MARKET INSTRUMENTS

        Money market instruments may include the following types of instruments:

        -- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

        -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

        -- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

        -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

        -- repurchase agreements;

        -- bank or savings and loan obligations;

        -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

        -- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

        -- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

        -- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

        -- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

EXTENDABLE COMMERCIAL NOTES

        The Gartmore Money Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

        The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

REPURCHASE AGREEMENTS

        In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK OBLIGATIONS

        Bank obligations that may be purchased by the Funds include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

        Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the

United States), domestic and foreign branches of foreign banks and savings and loan associations.

        Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

        Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

        When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

        When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed

25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY COMMITMENT AGREEMENTS

        These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

        There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period if the security is not ultimately issued.

        The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING PORTFOLIO SECURITIES

        Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

        The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral;

(3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

        Investment of Securities Lending Collateral. The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

        Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets or provides for a minimum guaranteed rate of return to the investor.

        Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer's parent.

        Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED SECURITIES

        Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

        Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

        "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

        Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

        Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

        Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

        The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

        The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

        Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

        Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

        Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

        Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

        Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

        A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

        A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

        Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

        Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Equity Linked Notes. An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund's investment objective and strategies.

        The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

        Equity-linked notes are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of the Fund's adviser or subadviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, the Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so.

        As with any investment, the Fund can lose the entire amount it has invested in an equity-linked note. The secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for the Fund.

FOREIGN COMMERCIAL PAPER

        A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL ESTATE INVESTMENT TRUSTS

        Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

        REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

        Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

        A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

        A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

        Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

        Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see "Zero Coupon Securities, Pay-In-Kind Bonds ("PIK Bonds") and Deferred Payment Securities" below.

WARRANTS

        Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

        Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS

        Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership 's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be 'publicly traded' will not be considered 'qualifying income' under the Internal Revenue Code of 1986, as amended, and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund 's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

SHORT SELLING OF SECURITIES

        In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

        A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

        In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

        A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position" causing the Fund to realize a gain (but not a loss).

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

        A Fund may not invest more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

        Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

        In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

        The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

        Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the

Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

        Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

        The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

        Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

        Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

        A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and repurchase agreements which may be considered a form of borrowing.

        Leverage. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the applicable Fund's subadviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

        Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the applicable Fund's subadvisers from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

        A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE INSTRUMENTS

        A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward contracts, swaps and structured contracts, to hedge a Fund's portfolio, for risk management, for obtaining exposure to a particular security or group of securities without actually purchasing such security or group of securities, or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

        Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

        The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

        Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

        (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

        For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

        Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

        The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

        A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

        A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

        A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

        If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

        A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

        The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

        Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

        Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

        Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

        To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

        A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

        A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

        No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

        Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

        Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

        If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

        Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

        Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

        With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies -- Restricted, Non-Publicly Traded and Illiquid Securities."

        Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

        The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

        Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

        A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

        Credit Default Swaps. A Fund may enter into credit default swap contracts. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

        As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, A Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

        As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund's investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

        Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

        A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

        The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

        There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

        Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

        Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

        At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

        The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

        Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

        A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

        A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES OF INVESTMENT COMPANIES

        To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

        SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

        ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING AND VARIABLE RATE INSTRUMENTS

        Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

        Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

        Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

        A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

        Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

        Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

        Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

        A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

        In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and
(iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

        A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

        Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

        Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

        Each of the Investor Destinations Funds (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annualized basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, Gartmore Mutual Fund Capital Trust ("GMF") believes that the relatively stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL INFORMATION CONCERNING THE INDICES

        Russell 2000 Index. The Gartmore Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Gartmore Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

        Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

        Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

        EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

        The Gartmore International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Gartmore International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Gartmore International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the Gartmore International Index Fund or the owners of shares of the Gartmore International Index Fund into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Gartmore International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the Gartmore International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Gartmore International Index Fund in connection with the administration, marketing or trading of the Gartmore International Index Fund.

        Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

        S&P 500 Index and S&P 400 Index. The Trust, on behalf of the Gartmore S&P 500 Index Fund and Gartmore Mid Cap Market Index Fund, has entered into a licensing agreement which authorizes the Funds to use the trademarks of the McGraw-Hill Companies, Inc.

        Standard & Poor's 500(R), S&P 500(R), S&P(R), 500(R), Standard & Poor's MidCap 400(R), S&P MidCap 400(R), and S&P 400(R) are trademarks of The McGraw-Hill Companies, Inc. The Gartmore S&P 500 Index Fund and the Gartmore Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL PROTECTION AGREEMENT (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

        The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

        o any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
        o any reduction in the Fund's net assets because the Fund, GMF (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

        Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

        Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

        While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.

        A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date: (a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event;

(j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

        The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

        AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc.
(AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

        Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

        The following is incorporated by reference herein:

        o AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

        o AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

        o   AIG's current report on Form 8-K dated and filed February 13, 2003;
            and

        o to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY INVESTMENTS

        Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO TURNOVER

        The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2004 and 2003, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND(1)                                                           2004          2003
------------------------------------------------------------   ----------    ----------
Gartmore Emerging Markets Fund                                     134.11%       146.04%
Gartmore Global Financial Services Fund                            129.61%       256.82%
Gartmore Global Health Sciences Fund                               388.52%       570.16%
Gartmore Global Technology and Communications Fund                 722.91%      1136.72%
Gartmore Global Utilities Fund                                     391.22%       112.34%
Gartmore International Growth Fund                                 262.09%       304.72%
Gartmore U.S. Growth Leaders Long-Short Fund                       577.36%       126.69%
Gartmore Micro Cap Equity Fund                                     107.36%       104.50%
Gartmore Mid Cap Growth Leaders Fund                               405.85%       365.45%
Gartmore Nationwide Fund                                           144.61%       120.02%
Gartmore Nationwide Leaders Fund                                   230.95%       196.86%
Gartmore Small Cap Fund                                            341.57%       100.05%
Gartmore US Growth Leaders Fund (2)                                510.91%       637.45%
Gartmore Worldwide Leaders Fund                                    495.62%       689.06%

----------
1. The portfolio manager for each Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations.
2. Because the Gartmore US Growth Leaders Fund focuses on a smaller group of core holdings, any buy-sell decision on a security has a large impact on the portfolio turnover rate. The Fund's portfolio rate is also due to several factors including the Fund's relatively small asset size and higher levels of shareholder activity.

                             INVESTMENT RESTRICTIONS

        The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

        Each of the Funds:

o May not (except the Gartmore U.S. Growth Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore European Leaders Fund, Gartmore Global Financial Services Fund, Gartmore Global Natural Resources Fund, Gartmore Global Utilities Fund, Gartmore Nationwide Leaders Fund, Gartmore Global Health Sciences Fund, Gartmore Worldwide Leaders Fund, the Index Funds, the Funds of Funds and Gartmore Global Technology and Communications Fund) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

o May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

o May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

o May not (except the Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Global Financial Services

        Fund, Gartmore Global Natural Resources Fund, Gartmore Global Utilities Fund, Gartmore Global Health Sciences Fund, Gartmore Morley Enhanced Income Fund, the Index Funds [except the Gartmore S&P 500 Index Fund], Gartmore Global Technology and Communications Fund and the Investor Destinations Funds) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

o May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE GARTMORE S&P 500 INDEX FUND:

o May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE INDEX FUNDS (EXCEPT THE GARTMORE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS FUNDS:

o May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE OPTIMAL ALLOCATIONS FUNDS:

o May not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

o May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS HAS A POLICY REGARDING CONCENTRATING ITS INVESTMENTS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE GARTMORE U.S. GROWTH LEADERS FUND:*

o Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE GARTMORE GLOBAL FINANCIAL SERVICES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE GARTMORE GLOBAL UTILITIES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE GARTMORE GLOBAL HEALTH SCIENCES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND:

o Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE GARTMORE GLOBAL NATURAL RESOURCES FUND:

o Will invest more than 25% of its total assets in securities of issuers in natural resources industries. These industries include: integrated oil; oil and gas exploration and production; gold and other precious metals; steel and iron ore production; energy services and technology; base metal production; forest products; farming products; paper products; chemicals; building materials; coal; alternative energy sources; and environmental services.

        * For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of its total assets in the companies of the required industries.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

o Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

o Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

o Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid.

o Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore U.S. Growth Leaders Long-Short Fund) in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

        If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

EACH FUND, EXCEPT THE INDEX FUNDS AND THE FUNDS OF FUNDS, MAY NOT:

o Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

        In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

        The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers, principal underwriter or affiliated persons of the Funds' investment advisers or principal underwriter. The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

        The policies and procedures are applicable to the Funds' respective investment advisers and any subadviser to the Funds. Pursuant to the policy, the Funds, their investment advisers, any subadviser, and their agents are obligated to:

        o Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
        o Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
        o Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 days old. Nevertheless, the Chief Investment Officer, the Chief Administrative Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information. The Funds currently post the top ten portfolio holdings for each Fund on the Trust's public Internet site at www.gartmorefunds.com. The top ten portfolio holdings are updated quarterly and are available fifteen days after the end of each quarter end. The Funds also disclose their complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

        Exceptions to the portfolio holdings release policy described above can only be authorized by the Chief Investment Officer, the Chief Administration Officer or their duly authorized delegate and will be made only when:

        o A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
        o The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
        o The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

Under this policy, the receipt of compensation by a Fund, an investment adviser, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

        Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:

        o       Data consolidators (including ratings agencies);
        o       Fund rating/ranking services and other data providers; and
        o       Service providers to the Funds.

If portfolio holdings information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the SEC, or by another method or combination of methods that is reasonably designed to effect broad, non-exclusionary distribution of the information to the public.

        The Funds' investment advisers conducts periodic reviews of compliance with the policy and the Funds' CCO provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment advisers' compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                          TERM OF
                                          OFFICE                                      NUMBER OF
                                           WITH                                       PORTFOLIOS
                                          TRUST -                                      IN FUND             OTHER
                        POSITION(S)       LENGTH               PRINCIPAL               COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH        OF TIME         OCCUPATION(S) DURING         OVERSEEN           HELD BY
      AND AGE              FUND           SERVED*             PAST 5 YEARS            BY TRUSTEE          TRUSTEE**
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
Charles E. Allen          Trustee          Since      Mr. Allen is Chairman, Chief        86                None
                                         July 2000    Executive Officer and
c/o Gartmore Global                                   President of Graimark Realty
Investments, Inc.                                     Advisors, Inc. (real estate
1200 River Road,                                      development, investment and
Suite 1000,                                           asset management).
Conshohocken,
PA 19428

Age 57

Michael J. Baresich       Trustee          Since      Mr. Baresich has been               86                None
                                           March      Chairman of the Board of
c/o Gartmore Global                        2004       Cokinetic Systems Corp.
Investments, Inc.                                     (software company) since
1200 River Road,                                      July 2004. Prior thereto and
Suite 1000,                                           since 2001, Mr. Baresich
Conshohocken,                                         served as its Chief
PA 19428                                              Executive Officer. From June
                                                      1999 through August 2001,
Age 51                                                Mr. Baresich was a Managing
                                                      Director of Deutsche Bank.
                                                      Prior to June 1999,
                                                      Mr. Baresich was a Managing
                                                      Director of Bankers Trust.

Paula H.J.                Trustee          Since      Ms. Cholmondeley has been
Cholmondeley                             July 2000    the Chairman and Chief             86         Director of Dentsply
                                                      Executive Officer of the                      International, Inc.,
c/o Gartmore Global                                   Sorrel Group, a management                    Ultralife Batteries,
Investments, Inc.                                     consulting company, since                     Inc., Albany
1200 River Road,                                      January 2004. From March                      International Corp.
Suite 1000,                                           2000 through December 2003,                   and Terex Corporation
Conshohocken,                                         Ms. Cholmondeley was Vice
PA 19428                                              President and General
                                                      Manager of Sappi Fine Paper
Age 57                                                North America. Prior
                                                      thereto, Ms. Cholmondeley
                                                      was Vice President and
                                                      General Manager of
                                                      Residential Insulation of
                                                      Owens Corning.

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                          TERM OF
                                          OFFICE                                      NUMBER OF
                                           WITH                                       PORTFOLIOS
                                          TRUST -                                      IN FUND             OTHER
                        POSITION(S)       LENGTH               PRINCIPAL               COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH        OF TIME         OCCUPATION(S) DURING         OVERSEEN           HELD BY
      AND AGE              FUND           SERVED*             PAST 5 YEARS            BY TRUSTEE          TRUSTEE**
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
C. Brent DeVore           Trustee       Since 1990    Dr. DeVore is President of          86                None
                                                      Otterbein College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken,
PA 19428

Age 65

Phyllis Kay Dryden        Trustee          Since      Ms. Dryden was a former             84                None
                                          December    Managing Partner of
c/o Gartmore Global                         2004      marchFIRST, a global
Investments, Inc.                                     management consultin gfirm
1200 River Road,                                      prior to 2002.
Suite 1000,
Conshohocken,
PA 19428

Age 57

Robert M. Duncan***       Trustee          Since      Mr. Duncan is Vice President        86                None
                                        April 1987    and Secretary Emeritus of
c/o Gartmore Global                                   The Ohio State University.
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken,
PA 19428

Age 78

Barbara L.                Trustee          Since      Retired since June 2000.            86                None
Hennigar***                              July 2000    Prior thereto, Ms. Hennigar
                                                      was the Chairman or
c/o Gartmore Global                                   President and Chief
Investments, Inc.                                     Executive Officer of
1200 River Road,                                      OppenheimerFunds Services
Suite 1000,                                           and a member of the
Conshohocken,                                         Executive Committee of
PA 19428                                              OppenheimerFunds.

Age 70

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                          TERM OF
                                          OFFICE                                      NUMBER OF
                                           WITH                                       PORTFOLIOS
                                          TRUST -                                      IN FUND             OTHER
                        POSITION(S)       LENGTH               PRINCIPAL               COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH        OF TIME         OCCUPATION(S) DURING         OVERSEEN           HELD BY
      AND AGE              FUND           SERVED*             PAST 5 YEARS            BY TRUSTEE          TRUSTEE**
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
Barbara I. Jacobs         Trustee          Since      Ms. Jacobs has served as            86                None
                                         December     Chairman of the Board of
c/o Gartmore Global                        2004       Directors of KICAP Network
Investments, Inc.                                     Fund, a European (United
1200 River Road,                                      Kingdom) hedge fund, since
Suite 1000,                                           December 2000. Prior to
Conshohocken,                                         2004, Ms. Jacobs was also a
PA 19428                                              Managing Director and
                                                      European Portfolio Manager
Age 54                                                of CREF Investments
                                                      (Teachers Insurance and
                                                      Annuity Association --
                                                      College Retirement Equities
                                                      Fund).

Thomas J. Kerr,           Trustee          Since      Dr. Kerr is President               86                None
IV***                                     October     Emeritus of Kendall College.
                                           1971
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken,
PA 19428

Age 71

Douglas F. Kridler        Trustee          Since      Mr. Kridler has served as           86                None
                                         September    the President and Chief
c/o Gartmore Global                        1997       Executive Officer of The
Investments, Inc.                                     Columbus Foundation (a
1200 River Road,                                      Columbus, OH-based
Suite 1000,                                           foundation which manages
Conshohocken,                                         over 1,300 individual
PA 19428                                              endowment funds) since
                                                      February 2002. Mr. Kridler
Age 50                                                was the President of the
                                                      Columbus Association for the
                                                      Performing Arts prior
                                                      thereto and Chairman of the
                                                      Greater Columbus Convention
                                                      and Visitors Bureau during
                                                      2000 and 2001.

Michael D. McCarthy       Trustee          Since      Mr. McCarthy serves as: the         86                None
                                         December     Founder and Chairman of The
c/o Gartmore Global                        2004       Eureka Foundation (which
Investments, Inc.                                     sponsors and funds the
1200 River Road,                                      "Great Museums" series on

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                          TERM OF
                                          OFFICE                                      NUMBER OF
                                           WITH                                       PORTFOLIOS
                                          TRUST -                                      IN FUND             OTHER
                        POSITION(S)       LENGTH               PRINCIPAL               COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH        OF TIME         OCCUPATION(S) DURING         OVERSEEN           HELD BY
      AND AGE              FUND           SERVED*             PAST 5 YEARS            BY TRUSTEE          TRUSTEE**
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
Suite 1000,                                           PBS); and a Partner of
Conshohocken,                                         Pineville Properties LLC
PA 19428                                              (a commercial real estate
Age 57                                                development Firm)

David C. Wetmore          Trustee        Since        Mr. Wetmore is a Managing           86                None
                           and           1995         Director of Updata Capital,
c/o Gartmore Global     Chairman****                  an investment banking and
Investments, Inc.                                     venture capital firm.
1200 River Road,
Suite 1000,
Conshohocken,
PA 19428

Age 56

* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.
*** Pursuant to the Trust's retirement policy, Mr. Duncan and Dr. Kerr are expected to retire on or about March 2, 2005, and Ms. Hennigar is expected to retire on or about October 12, 2005.
**** David C. Wetmore replaced Paul J. Hondros as Chairman of the Board in 2005.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                                                                      NUMBER OF
                                          TERM OF                                     PORTFOLIOS
                                         OFFICE -                                      IN FUND              OTHER
                        POSITION(S)      LENGTH OF                                     COMPLEX          DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH         TIME         PRINCIPAL OCCUPATION(S)        OVERSEEN            HELD BY
      AND AGE              FUND          SERVED(1)        DURING PAST 5 YEARS         BY TRUSTEE          TRUSTEE(2)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
Paul J. Hondros           Trustee          Since      Mr. Hondros has been                86(3)             None
                                         July 2000    President and Chief
Gartmore Global                                       Executive Officer of various
Investments, Inc.                                     Gartmore entities, including
1200 River Road,                                      Gartmore Distribution
Suite 1000,                                           Services, Inc. ("GDSI")(3),
Conshohocken,                                         Gartmore Investor Services,
PA 19428                                              Inc. ("GISI")(3), Gartmore
                                                      Morley Capital Management,
Age 56                                                Inc. ("GMCM")(3), Gartmore
                                                      Morley Financial Services,
                                                      Inc. ("GMFS")(3),
                                                      NorthPointe Capital, LLC
                                                      ("NorthPointe")(3), Gartmore
                                                      Global Asset Management
                                                      Trust ("GGAMT")(3), Gartmore
                                                      Global Investments, Inc.
                                                      ("GGI")(3), Gartmore Mutual
                                                      Fund Capital Trust
                                                      ("GMFCT")(3), and Gartmore
                                                      SA Capital Trust ("GSA")(3),
                                                      and a Director of Nationwide
                                                      Securities, Inc.(3), as well
                                                      as several entities within
                                                      Nationwide Financial
                                                      Services, Inc.

Arden L. Shisler          Trustee        February     Mr. Shisler has been a              86        Director of
                                           2000       consultant since January                      Nationwide Financial
c/o Gartmore Global                                   2003. Prior thereto, he was                   Services, Inc.(1)
Investments, Inc.                                     President and Chief
1200 River Road,                                      Executive Officer of K&B
Suite 1000,                                           Transport, Inc., a trucking
Conshohocken,                                         firm. Since 1992,
PA 19428                                              Mr. Shisler has also been
                                                      Chairman of the Board for
                                                      Nationwide Mutual Insurance
Age 63                                                Company.(1)

        (1)                 (2)             (3)                   (4)                    (5)                (6)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
                                                                                      NUMBER OF
                                          TERM OF                                     PORTFOLIOS
                                         OFFICE -                                      IN FUND              OTHER
                        POSITION(S)      LENGTH OF                                     COMPLEX          DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH         TIME         PRINCIPAL OCCUPATION(S)        OVERSEEN            HELD BY
      AND AGE              FUND          SERVED(1)        DURING PAST 5 YEARS         BY TRUSTEE          TRUSTEE(2)
-------------------   ---------------   -----------   ----------------------------   ------------   ---------------------
Gerald J. Holland        Treasurer         Since      Mr. Holland is Senior Vice          86                None
                                         March 2001   President - Operations for
Gartmore Global                                       GGI(1), GMF(1) and GSA(1).
Investments, Inc.                                     He was Assistant Treasurer
1200 River Road,                                      to the Funds. Prior to
Suite 1000,                                           July 2000, he was
Conshohocken,                                         Vice President for First
PA 19428                                              Data Investor Services, an
                                                      investment company service
Age 53                                                provider.

Eric E. Miller           Secretary         Since      Mr. Miller is Senior Vice           86                None
                                         December     President, Chief Counsel for
Gartmore Global                            2002       GGI,(1) GMF,(1) and GSA(1).
Investments, Inc.                                     Prior to August 2002, he was
1200 River Road                                       a Partner with Stradley
Suite 1000,                                           Ronon Stevens & Young, LLP.
Conshohocken,
PA 19428

Age 51

(1) This position is held with an affiliated person or principal underwriter of the Funds.
(2) Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(3) Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA*.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

        The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD OF TRUSTEES COMMITTEES

        The Board of Trustees has four standing committees: Audit, Pricing and Valuation , Nominating and Fund Governance, and Performance.

        The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the

Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; and (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met five times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley (Chairman) and Mr. Wetmore.

        The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and currently consists of the following Trustees:
Mr. Baresich, Ms. Hennigar, Mr. Kridler (Chairman), and Mr. Shisler.

The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met six times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan, Ms. Cholmondeley and Dr. Kerr (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at attn:
Secretary, Gartmore Mutual Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

        The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar (Chairperson), Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

OWNERSHIP OF SHARES OF GARTMORE MUTUAL FUNDS AS OF DECEMBER 31, 2004

        All Trustees and Officers of the Trust, as a group, own less than 1% of the Trust's outstanding shares.

         (1)                              (2)                                              (3)
--------------------   ----------------------------------------   ---------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND/OR
                                                                     SHARES IN ALL REGISTERED INVESTMENT COMPANIES
                       DOLLAR RANGE OF EQUITY SECURITIES AND/OR       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
  NAME OF TRUSTEE                SHARES IN THE FUNDS                                   COMPANIES
--------------------   ----------------------------------------   ---------------------------------------------------
Charles E. Allen                   $10,001 - $50,000                                $10,001 - $50,000
Michael J. Baresich               $50,001 - $100,000                               $50,001 - $100,000
Paula H.J.                         $10,001 - $50,000                                $10,001 - $50,000
Cholmondeley
C. Brent DeVore                      OVER $100,000                                    OVER $100,000
Robert M. Duncan                     OVER $100,000                                    OVER $100,000
Phyllis Kay Dryden*                   $1-$10,000                                       $1-$10,000
Barbara L. Hennigar                  $1 - $10,000                                     $1 - $10,000
Barbara I. Jacobs*                 $10,001 - $50,000                                $10,001 - $50,000
Thomas J. Kerr, IV                   OVER $100,000                                    OVER $100,000
Douglas F. Kridler                 $10,001 - $50,000                                $10,001 - $50,000
David C. Wetmore                     OVER $100,000                                    OVER $100,000
Paul J. Hondros                      OVER $100,000                                    OVER $100,000
Arden L. Shisler                  $50,001 - $100,000                                  OVER $100,000
Michael D. McCarthy*                     NONE                                             NONE

* Ms. Dryden, Ms. Jacobs and Mr. McCarthy were not Trustees of the Trust at December 31, 2004.

OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2004

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS

         (1)                   (2)                (3)               (4)             (5)             (6)
--------------------   ------------------   ---------------   -----------------  ----------   ----------------
                       NAME OF OWNERS AND
                        RELATIONSHIPS TO        NAME OF       TITLE OF CLASS OF   VALUE OF
   NAME OF TRUSTEE          TRUSTEE             COMPANY           SECURITY       SECURITIES   PERCENT OF CLASS
--------------------   ------------------   ---------------   -----------------  ----------   ----------------
Charles E. Allen               N/A                N/A               N/A             NONE            N/A
Michael J. Baresich
Paula H.J.                     N/A                N/A               N/A             NONE            N/A
Cholmondeley
C. Brent DeVore                N/A                N/A               N/A             NONE            N/A
Phyllis Kay Dryden*            N/A                N/A               N/A             NONE            N/A
Robert M. Duncan               N/A                N/A               N/A             NONE            N/A
Barbara L. Hennigar            N/A                N/A               N/A             NONE            N/A
Barbara I. Jacobs              N/A                N/A               N/A             NONE            N/A
Thomas J. Kerr, IV             N/A                N/A               N/A             NONE            N/A
Douglas F. Kridler             N/A                N/A               N/A             NONE            N/A
Michael D. McCarthy            N/A                N/A               N/A             NONE            N/A
David C. Wetmore               N/A                N/A               N/A             NONE            N/A

(1) Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
(2) Subadvisers include Fund Asset Management, Gartmore Global Partners, INVESCO Management and Research, and NorthPointe Capital, LLC.
(3) Gartmore Distribution Services, Inc., or any company, other than an investment company, that controls a Fund's adviser or distributor.

* Ms. Dryden, Ms. Jacobs, and Mr. McCarthy were not Trustees of the Trust at December 31, 2004.

COMPENSTION OF TRUSTEES

        The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. GMF Gartmore Global Asset Management Trust ("GGAMT") and Gartmore Morley Capital Management, Inc. ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2004. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2004. Trust officers receive no compensation from the Trust in their capacity as officers.

           (1)                   (2)                  (3)                (4)                     (5)
-----------------------   -----------------   ------------------   ----------------  --------------------------
                                              PENSION RETIREMENT
                              AGGREGATE        BENEFITS ACCRUED    ESTIMATED ANNUAL
                          COMPENSATION FROM    AS PART OF TRUST     BENEFITS UPON    TOTAL COMPENSATION FOR THE
NAME OF TRUSTEE               THE TRUST            EXPENSES           RETIREMENT              COMPLEX*
-----------------------   -----------------   ------------------   ----------------  --------------------------
Charles E. Allen              $ 40,125               $ 0                $ 0                   $ 79,250
Michael J. Baresich             17,250                 0                  0                     44,625
Paula H.J. Cholmondeley         42,042                 0                  0                     81,083.66
C. Brent DeVore                 38,625                 0                  0                     77,750
Phyllis Kay Dryden(1)                0                 0                  0                          0
Robert M. Duncan                36,625                 0                  0                     73,250
Barbara L. Hennigar             41,625                 0                  0                     83,250
Paul J. Hondros                      0                 0                  0                          0
Barbara I. Jacobs(1)                 0                 0                  0                          0
Thomas J. Kerr, IV              38,625                 0                  0                     87,750
Douglas F. Kridler              39,625                 0                  0                     74,250
Michael D. McCarthy(1)               0                 0                  0                          0
Arden L. Shisler                32,125                 0                  0                     64,250
David C. Wetmore                44,625                 0                  0                     85,750

(1) Ms. Dryden, Ms. Jacobs, and Mr. McCarthy were appointed as Trustees of the Trust effective 2005. Therefore they received no compensation for the year ended December 31, 2004.
(2)  Mr. Lipson was a Trustee for the Trust from March 13, 2003 until
     September 16, 2003, when he resigned.
* On October 31, 2004, the Fund Complex included two trusts comprised of 83 investment company funds or series.

        The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

        Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer Class D shares, at net asset value without any sales charge.

CODE OF ETHICS

        Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

PROXY VOTING GUIDELINES

        Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

        Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT ADVISERS

        Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds advised by GGAMT
Gartmore Asia Pacific Leaders Fund(1)
Gartmore Emerging Markets Fund
Gartmore European Leaders Fund(1)
Gartmore Global Financial Services
Fund Gartmore Global Utilities Fund
Gartmore International Growth Fund
Gartmore OTC Fund(1)
Gartmore Worldwide Leaders Fund

----------
(1) These Funds have not yet commenced operations.

Funds advised by GMCM
Gartmore Short Duration Bond Fund
Gartmore Morley Enhanced Income Fund

        Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The following Funds are subadvised:

Gartmore Asia Pacific Leaders Fund(1)      Gartmore Worldwide Leaders Fund
Gartmore Emerging Markets Fund             Gartmore Bond Index Fund
Gartmore European Leaders Fund(1)          Gartmore International Cap Index Fund
Gartmore Global Financial Services Fund    Gartmore S&P 500 Index Fund
Gartmore Global Utilities Fund             Gartmore Mid Cap Market Index Fund
Gartmore International Growth Fund         Gartmore Small Cap Index Fund
Gartmore Large Cap Value Fund              NorthPointe Small Cap Value Fund
Gartmore OTC Fund(1)                       NorthPointe Small Cap Growth Fund
Gartmore Value Opportunities Fund

----------
(1) These Funds have not yet commenced operations.

Gartmore Mutual Fund Capital Trust

        GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

        The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

        GMF, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

        For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                 FUND                                ASSETS                 INVESTMENT ADVISORY FEE
--------------------------------------   ------------------------------   ----------------------------
Gartmore Mid Cap Growth Leaders          $0 up to $250 million                      0.80%
Fund                                     $250 million up to $1 billion              0.77%
                                         $1 billion up to $2 billion                0.74%
                                         $2 billion up to $5 billion                0.71%
                                         $5 billion and more                        0.68%

Gartmore Growth Fund                     $0 up to $250 million                      0.60%
Gartmore Nationwide Fund                 $250 million up to $1 billion              0.575%
                                         $1 billion up to $2 billion                0.55%
                                         $2 billion up to $5 billion                0.525%
                                         $5 billion and more                        0.50%

Gartmore Bond Fund,                      $0 up to $250 million                      0.50%
Gartmore Tax-Free Income Fund, and       $250 million up to $1 billion              0.475%
Gartmore Government Bond Fund            $1 billion up to $2 billion                0.45%
                                         $2 billion up to $5 billion                0.425%
                                         $5 billion and more                        0.40%

Gartmore Money Market Fund               $0 up to $1 billion                        0.40%
                                         $1 billion up to $2 billion                0.38%
                                         $2 billion up to $5 billion                0.36%
                                         $5 billion and more                        0.34%

Gartmore S&P 500 Index Fund              $0 up to $1.5 billion                      0.13%
                                         $1.5 billion up to $3 billion              0.12%
                                         $3 billion and more                        0.11%

Gartmore Small Cap Index Fund            $0 up to $1.5 billion                      0.20%
                                         $1.5 billion up to $3 billion              0.19%
                                         $3 billion and more                        0.18%

Gartmore Mid Cap Market Index            $0 up to $1.5 billion                      0.22%
Fund                                     $1.5 billion up to $3 billion              0.21%
                                         $3 billion and more                        0.20%

Gartmore Bond Index Fund                 $0 up to $1.5 billion                      0.22%
                                         $1.5 billion up to $3 billion              0.21%
                                         $3 billion and more                        0.20%

Gartmore International Index Fund        $0 up to $1.5 billion                      0.27%
                                         $1.5 billion up to $3 billion              0.26%
                                         $3 billion and more                        0.25%

Gartmore Large Cap Value Fund            up to $100 million                         0.75%
                                         $100 million or more                       0.70%

Gartmore Small Cap Fund                  up to $100 million                         0.95%
                                         $100 million or more                       0.80%

Gartmore Small Cap Growth Fund           All Assets                                 0.95%

Gartmore Small Cap Leaders Fund          All Assets                                 0.95%

Gartmore Value Opportunities Fund        $0 up to $250 million                      0.70%
                                         $250 million up to $1 billion              0.675%
                                         $1 billion up to $2 billion                0.65%
                                         $2 billion up to $5 billion                0.625%
                                         $5 billion and more                        0.60%

Gartmore High Yield Bond Fund            $0 up to $250 million                      0.55%
                                         $250 million up to $1 billion              0.525%
                                         $1 billion up to $2 billion                0.50%
                                         $2 billion up to $5 billion                0.475%
                                         $5 billion and more                        0.45%

NorthPointe Small Cap Value Fund         All assets                                 0.85%

Gartmore Global Natural Resources        $0 up to $500 million                      0.70%
Fund(1)                                  $500 million up to $2 billion              0.65%
                                         $2 billion and more                        0.60%

Gartmore Global Technology and           $0 up to $500 million                      0.88%
Communications Fund(2)                   $500 million up to $2 billion              0.83%
                                         $2 billion and more                        0.78%

Gartmore Global Health Sciences          $0 up to $500 million                      0.90%
Fund(3)                                  $500 million up to $2 billion              0.85%
                                         $2 billion and more                        0.80%

Gartmore U.S. Growth Leaders Fund(4)     $0 up to $500 million                      0.90%
                                         $500 million up to $2 billion              0.80%
                                         $2 billion and more                        0.75%

Gartmore Nationwide Leaders Fund(5)      $0 up to $500 million                      0.80%

                                         $500 million up to $2 billion              0.70%
                                         $2 billion and more                        0.65%

Gartmore Investor Destinations:          All assets                                 0.13%
   Aggressive Fund
   Moderately Aggressive Fund
   Moderate Fund
   Moderately Conservative Fund
   Conservative Fund

Gartmore Micro Cap Equity Fund           All assets                                 1.25%

Gartmore Mid Cap Growth Fund             $0 up to $250 million                      0.75%
                                         $250 million up to $1 billion              0.725%
                                         $1 billion up to $2 billion                0.70%
                                         $2 billion up to $5 billion                0.675%
                                         $5 billion and more                        0.65%

Gartmore U.S. Growth Leaders             $0 up to $250 million                      1.50%
Long-Short Fund                          $250 million and more                      1.25%

Gartmore Nationwide Principal            All assets                                 0.60%
Protected Fund(6)

Gartmore Convertible Fund                $0 up to $500 million                      0.65%
                                         $500 million up to $1 billion              0.60%
                                         $1 billion and more                        0.55%

Gartmore China Opportunities Fund(7)     $0 up to $500 million                      1.25%
                                         $500 million up to $2 billion              1.20%
                                         $2 billion and more                        1.15%

Gartmore Optimal Allocations             All Assets                                 0.15%
Funds:
     Aggressive Fund
     Moderately Aggressive Fund
     Moderate Fund
     Specialty Fund

NorthPointe Small Cap Growth Fund        All Assets                                 0.95%

----------
(1) The advisory fee at each breakpoint for the Gartmore Global Natural Resources Fund is a base fee, and actual fees may be higher or lower depending upon the Fund's performance relative to its benchmark, the Goldman Sachs Natural Resources Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(2) The advisory fee at each breakpoint for the Gartmore Global Technology and Communications Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Technology Composite Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(3) The advisory fee at each breakpoint for the Gartmore Global Health Sciences Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Healthcare Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The advisory fee at each breakpoint for the Gartmore Nationwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(6) The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.
(7) The advisory fee at each breakpoint for the Gartmore China Opportunities Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Zhong Hau Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount the Fund will pay lower fees.

PERFORMANCE FEES

Global Natural Resources Fund, Gartmore Global Technology and Communications Fund, Gartmore Global Health Sciences Fund, Gartmore Nationwide Leaders Fund, and Gartmore China Opportunities Fund

        As described above and in each of the Fund's prospectus, each Fund is subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12-month rolling period. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund's Class A Shares to measure), by more or less than a maximum of 500 basis points over the preceding 12 month rolling period as follows:

          Out or Under
          Performance                Change in Fees
          -------------------        --------------
          +/- 100 bps                    2bps
          +/- 200 bps                    4bps
          +/- 300 bps                    6bps
          +/- 400 bps                    8bps
          +/- 500 bps or more            10bps

        As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                                       Global Technology and
                                                       Communications Fund
                                                       Possible Advisory Fees
                                                      --------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.88% for assets up to $500 million          0.98%             0.78%
          0.83% for assets of $500 million and more    0.93%             0.73%
          but less than $2 billion
          0.78% on assets of $2 billion and more       0.88%             0.68%

                                                       Global Natural Resources
                                                       Possible Advisory Fees
                                                      --------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.70% for assets up to $500 million          0.80%             0.60%
          0.65% for assets of $500 million and more    0.75%             0.55%
          but less than $2 billion
          0.60% on assets of $2 billion and more       0.70%             0.50%

                                                       Global Health Sciences
                                                       Possible Advisory Fees
                                                      --------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.90% for assets up to $500 million          1.00%             0.80%
          0.85% for assets of $500 million and         0.95%             0.75%
          more but less than $2 billion
          0.80% on assets of $2 billion or more        0.90%             0.70%

                                                       China Opportunities Fund
                                                       Possible Advisory Fees
                                                      --------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          1.25% for assets up to $500 million          1.35%             1.15%
          1.20% for assets of $500 million and         1.30%             1.10%
          more but less than $2 billion
          1.15% on assets of $2 billion or more        1.25%             1.05%

                                                       Nationwide Leaders Fund
                                                       Possible Advisory Fees
                                                      --------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.80% for assets up to $500 million          0.90%             0.70%
          0.70% for assets of $500 million and         0.80%             0.60%
          more but less than $2 billion
          0.65% on assets of $2 billion or more        0.75%             0.55%

        The performance adjustment for each of these Funds works as follows. If a Fund outperforms its respective benchmark by a maximum of 500 basis points over a 12 month rolling period, the advisory fees for such Fund for the quarter will increase by a maximum of 10 basis points over each such Fund's respective base fee. If, however, the Fund underperforms its benchmark by a maximum of 500 basis points over a 12 month rolling period, the advisory fees for such Fund for the quarter would go down to by a maximum of 10 basis points. In the event that a Fund outperforms or underperforms its benchmark by less than 100 basis points over a 12 month rolling period, no adjustment will take place and GMF will receive the applicable base fee.

        The base rate and the performance rate are applied separately. The base rate is applied to each Fund's respective average net assets over the most recent quarter, while the performance adjustment percentage is applied to such Fund's respective average net assets over the 12 month rolling performance period. The corresponding dollar values are then added to arrive at the overall GMF advisory fee for the current period.

        By way of example, assume a Fund's performance adjustment rate 0.10% is achieved by comparing performance of the Fund to its respective benchmark index over the 12 month rolling period ended December 31, 2004. Further assume that GMF is earning a base advisory fee for such at an annualized rate of 0.90%. GMF would receive as its fee for the quarter ending December 31, 2003 1/4th of the annualized rate of 0.90% times the Fund's average net asset for the quarter, plus 1/4th the annualized rate of 0.10% times the Fund's average net assets over the 12 month rolling period ended December 31, 2004. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and 12 month rolling period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged based on the value of the current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

          Fund                                 Benchmark
          -----------------------------        -------------------------------
          Global Natural Resources Fund        Goldman Sachs Natural Resources
                                               Index
          Global Health Sciences Fund          Goldman Sachs Healthcare Index
          Nationwide Leaders Fund              S&P 500 Index
          Global Technology and                Goldman Sachs Technology
          Communications Fund                  Composite Index
          China Opportunities Fund             MSCI Zhong Hua Index

GARTMORE U.S. GROWTH LEADERS FUND

        As described above and in the Fund's Prospectus, the Gartmore U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:

                                                                       HIGHEST POSSIBLE   LOWEST POSSIBLE
                               REQUIRED EXCESS   BASE ADVISORY         ADVISORY FEE AT    ADVISORY FEE AT
FUND           BENCHMARK       PERFORMANCE       FEE                   EACH BREAK POINT   EACH BREAK POINT
------------   -------------   ---------------   -------------------   ----------------   ----------------
Gartmore       S&P 500 Index        12.0%        0.90% for assets            1.12%            0.68%
U.S. Growth                                      up to $500 million,
Leaders Fund
                                                 0.80% for assets            0.98%            0.62%
                                                 of $500 million
                                                 up to $2 billion,

                                                 0.75% for assets of         0.91%            0.59%
                                                 $2 billion and more

        The performance adjustment for the U.S. Growth Leaders Fund works as follows. If the Fund outperforms its benchmark, the S&P 500 Index, by more than 12.0% over a 36 month rolling period, the advisory fees for the quarter will increase from 0.90% to 1.12% for asset under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month rolling period, the advisory fees for the quarter would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month rolling period, no adjustment will take place and GMF will receive the applicable base fee.

        The base rate and the performance rate are applied separately. The base rate is applied to the U.S. Growth Leaders Fund's average net assets over the most recent quarter, while the performance adjustment percentage is applied to the U.S. Growth Leaders Fund's average net assets over the 36 month rolling performance period. The corresponding dollar values are then added to arrive at the overall GMF advisory fee for the current period.

        By way of example, assume the U.S. Growth Leader's Fund's performance adjustment rate of 0.22% is achieved by comparing performance of the Funds to its benchmark index over the 36 month rolling period ended December 31, 2004. Further assume that Gartmore is earning a base advisory fee at an annualized rate of 0.90%. GMF would receive as its fee for the quarter ending December 31, 2004 1/4th of the annualized rate of 0.90% times the Fund's average net assets for the quarter, plus 1/4th the annualized rate of 0.22% times the Fund's average net assets over the 36 month rolling period ended December 31, 2004. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and 36 month rolling period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged based on the value of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

GARTMORE MORLEY CAPITAL MANAGEMENT, INC.

        Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Short Duration Bond Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the

Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

        The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

        GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

        GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is an indirect, majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

        For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                FUND                       ASSETS                         INVESTMENT ADVISORY FEE
------------------------------------     -----------------------------    -----------------------
Gartmore Short Duration Bond Fund        $0 up to $500 million                              0.35%(1)
                                         $500 million up to $1 billion                      0.34%
                                         $1 billion up to $3 billion                       0.325%
                                         $3 billion up to $5 billion                        0.30%
                                         $5 billion up to $10 billion                      0.285%
                                         $10 billion and more                              0.275%

Gartmore Morley Enhanced Income Fund     $0 up to $500 million                              0.35%
                                         $500 million up to $1 billion                      0.34%
                                         $1 billion up to $3 billion                       0.325%
                                         $3 billion up to $5 billion                        0.30%
                                         $5 billion up to $10 billion                      0.285%
                                         $10 billion and more                              0.275%

----------
(1) GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

Gartmore Global Asset Management Trust

        Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services, Gartmore Global Utilities, and Gartmore OTC Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

        The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

        GGAMT, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

        For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                                                                                 INVESTMENT
FUND                                          ASSETS                            ADVISORY FEE
------------------------------------------    -----------------------------     ------------
Gartmore Emerging Markets Fund(1)             $0 up to $500 million                 1.05%
                                              $500 million up to $2 billion         1.00%
                                              $2 billion and more                   0.95%

Gartmore International Growth Fund(2)         $0 up to $500 million                 0.90%
                                              $500 million up to $2 billion         0.85%
                                              $2 billion and more                   0.80%

Gartmore Worldwide Leaders Fund(3)            $0 up to $500 million                 0.90%
                                              $500 million up to $2 billion         0.85%
                                              $2 billion and more                   0.80%

Gartmore Global Financial Services Fund(4)    $0 up to $500 million                 0.90%
                                              $500 million up to $2 billion         0.85%
                                              $2 billion and more                   0.80%

Gartmore Global Utilities Fund(5)             $0 up to $500 million                 0.70%
                                              $500 million up to $2 billion         0.65%
                                              $2 billion and more                   0.60%

Gartmore European Leaders Fund                All assets                            1.00%
Gartmore Asia Pacific Leaders Fund
Gartmore OTC Fund

(1) The advisory fee at each breakpoint for the Gartmore Emerging Markets Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(2) The advisory fee at each breakpoint for the Gartmore International Growth Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI All Country World Index Free ex US. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(3) The advisory fee at each breakpoint for the Gartmore Worldwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The advisory fee at each breakpoint for the Gartmore Global Financial Services Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The advisory fee at each breakpoint for the Gartmore Global Utilities Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its composite benchmark comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

PERFORMANCE FEES

Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund

        As described above and in each Fund's prospectus, each Fund is subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12-month rolling period. . The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund's Class A Shares to measure), by more or less than a maximum of 500 basis points over the preceding rolling 12 month period as follows:

         Out or Under Performance         Change in fees
         ------------------------         --------------
               +/- 100 bps                     2bps
               +/- 200 bps                     4bps
               +/- 300 bps                     6bps
               +/- 400 bps                     8bps
               +/- 500 bps or more             10bps

        As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                                        Global Utilities Fund
                                                        Possible Advisory Fees
                                                       -------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.70% for assets up to $500
          million                                      0.80%             0.60%
          0.65% for assets of $500
          million and more but less than               0.75%             0.55%
          $2 billion
          0.60% on assets of $2
          billion and more                             0.70%             0.50%

                                                       International Growth,
                                                       Worldwide Leaders and
                                                       Global Financial Services
                                                       Fund

                                                       Possible Advisory Fees
                                                       -------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          0.90% for assets up to $500 million          1.00%             0.80%
          0.85% for assets of $500
          million and more but less than
          $2 billion                                   0.95%             0.75%
          0.80% on assets of $2 billion and more       0.90%             0.70%

                                                       Emerging Markets Fund
                                                       Possible Advisory Fees
                                                       -------------------------
          Base Advisory Fee                            Highest           Lowest
          -----------------------------------------   ---------         --------
          1.05% for assets up to
          $500 million                                 1.15%             0.95%
          1.00% for assets of $500
          million and more but less
          than $2 billion                              1.10%             0.90%
          0.95% on assets of $2
          billion and more                             1.05%             0.85%

        The performance adjustment for each of these Funds works as follows. If a Fund outperforms its respective benchmark (below) by a maximum of 500 basis points over a 12 month rolling period, the advisory fees for such Fund for the quarter will increase by a maximum of 10 basis points over each such Fund's respective base fee. If, however, the Fund underperforms its benchmark by a maximum of 500 basis points over a 12 month rolling period, the advisory fees for such Fund for the quarter would go down to by a maximum of 10 basis points. In the event that a Fund outperforms or underperforms its benchmark by less than 100 basis points over a 12 month rolling period, no adjustment will take place and GGAMT will receive the applicable base fee.

        The base rate and the performance rate are applied separately. The base rate is applied to each Fund's respective average net assets over the most recent quarter, while the performance adjustment percentage is applied to such Fund's respective average net assets over the 12 month rolling performance period. The corresponding dollar values are then added to arrive at the overall GGAMT advisory fee for the current period.

        By way of example, assume a Fund's performance adjustment rate of 0.10% is achieved by comparing performance of the Fund to its respective benchmark index over the 12 month rolling period ended December 31, 2004. Further assume that GGAMT is earning a base advisory fee for such at an annualized rate of 0.90%. GGAMT would receive as its fee for the quarter ending December 31, 2004 1/4th of the annualized rate of 0.90% times the Fund's average net assets for the quarter, plus 1/4th the annullized rate of 0.10% times the Fund's average net assets over the 12 month rolling period ended December 31, 2004. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and 12 month rolling period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged based on the value of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

     Fund                              Benchmark
     ------------------------------    ----------------------------------------
     Emerging Markets                  MSCI Emerging Markets Index
     International Growth              MSCI All Country World Index Free ex US
     Worldwide Leaders                 MSCI World Index
     Global Financial Services Fund    MSCI World Financial Index
     Global Utilities Fund             60% MSCI World Telecommunication Service
                                       Index, 40% MSCI World Utilities Service
                                       Index

LIMITATION OF FUND EXPENSES

Gartmore Mutual Fund Capital Trust

        In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

        With respect to the following funds, Gartmore Large Cap Value Fund, Gartmore Small Cap Value Fund, Gartmore Global Technology and Communications Fund, Gartmore, Global Health Sciences Fund, NorthPointe Small Cap Value Fund, Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Micro Cap Equity Fund, Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore

Investor Destinations Moderately Conservative Fund, Gartmore Investor Destinations Conservative Fund, Gartmore S&P 500 Index Fund, Gartmore Small Cap Index Fund, Gartmore Mid Cap Index Fund, Gartmore International Index Fund and Gartmore Bond Index Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless:
(i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

        With respect to the Gartmore Convertible Fund, Gartmore U.S. Growth Leaders Long-Short Fund, Gartmore Mid Cap Growth Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund, Gartmore Nationwide Principal Protected Fund, Gartmore Small Cap Growth Fund, Gartmore Small Cap Leaders Fund, Gartmore China Opportunities Fund, Gartmore Global Natural Resources Fund and the Gartmore Optimal Allocations Funds, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

        Until at least February 28, 2006 GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in conecton with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and other extraordinary expenses, for certain Funds of the Trust as follows:

o Gartmore Mid Cap Growth Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares, Institutional Service Class shares, and Institutional Class shares1

o Gartmore Large Cap Value Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Class shares and Institutional Service Class shares

o Gartmore Small Cap Fund to 1.35% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares(1)

o Gartmore Small Cap Growth Fund to 1.35% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Small Cap Leaders Fund to 1.35% Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore S&P 500 Index Fund to 0.23% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, Service Class shares, Institutional Class shares, and Local Fund shares

o Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Value Opportunities Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore High Yield Bond Fund to 0.85% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o       NorthPointe Small Cap Value Fund to 1.00% for Institutional Class shares

o Gartmore Global Technology and Communications Fund to 1.38% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Global Health Sciences Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Each of the Investor Destinations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Small Cap Index Fund to 0.30% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Mid Cap Market Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore International Index Fund to 0.37% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Bond Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Micro Cap Equity Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore U.S. Growth Leaders Long-Short Fund to 1.90% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Nationwide Principal Protected Fund to 1.00% for Class A shares, and 1.50% for Class B and Class C shares during the Guarantee Period.(1)

o Gartmore Convertible Fund to 0.95% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore China Opportunities Fund to 1.75% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Global Natural Resources Fund for 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Optimal Allocations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o NorthPointe Small Cap Growth Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Money Market Fund to 0.59% for Prime shares, Service Class shares, Class C shares, and Institutional Class shares(2)

----------

(1) If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.
(2) In addition, with respect to the Service Class of the Gartmore Money Market Fund, effective until at least February 28, 2006, the Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan shall be limited to 0.75%.

Gartmore Morley Capital Management, Inc.

        Like GMF, and at least until February 28, 2006, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan and other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and other extraordinary expenses) for the Gartmore Morley Funds as follows:

o Gartmore Short Duration Bond Fund to 0.55% for Class A shares, Class C shares, Service Class shares, IRA Class shares, and Institutional Class shares

o Gartmore Morley Enhanced Income Fund to 0.45% for Institutional Service Class shares, Class A shares, Class R shares, and Institutional Class shares

        Reimbursement by the Gartmore Short Duration Bond Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

        Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore Global Asset Management Trust

        Like GMF and GMCM, until at least February 28, 2006, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, and other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization, and other extraordinary expenses), for certain Funds of the Trust as follows:

o Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares, and Institutional Service Class shares

o Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, and Institutional Service Class shares

o Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares, and 1.32% for Institutional Class shares

        GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

NorthPointe Capital, LLC

        Like GMF and GGAMT, and at least until February 28, 2006, NorthPointe has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the NorthPointe Small Cap Growth Fund as follows:

    o NorthPointe Small Cap Growth Fund to 1.10% for Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class.

        NorthPointe may request and receive reimbursement from the Fund for the subadvisory fees waived or limited and other expenses reimbursed by NorthPoitne pursuant to the Expense Limitation Agreement at a later date provided that no reimbursements will continue to accrue for more than three years after the fiscal year when NorthPointe waived its subadvisory fees or reimbursed other expenses and further provided that such reimbursements will not cause the total annual operating expenses to exceed the limit set forth above. No reimbursement will be made unless (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NorthPointe is not permitted.

INVESTMENT ADVISORY FEES

        During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GMF, GMCM and GGAMT earned the following fees for investment advisory services:

                                                              GMF INVESTMENT ADVISORY FEES
                                         ----------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------------------
                                                      2004                                 2003
                                         ---------------------------------    ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed    Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------    --------------    ---------------
Gartmore Optimal Allocations
 Fund - Aggressive                       $          498(6) $        40,836
Gartmore Optimal Allocations
 Fund - Moderately Aggressive                       518(6)          40,408
Gartmore Optimal Allocations
 Fund - Moderate                                    512(6)          40,411
Gartmore Optimal Allocations
 Fund - Specialty                                   517(6)          40,408
Gartmore Bond Fund                              660,495                  0    $      750,211    $             0
China Opportunities Fund                         24,092(6)          50,098
Gartmore Convertible Fund                       119,087(7)          30,330
Gartmore Global Health Sciences Fund            117,729             37,526            59,119             42,773
Gartmore Global Natural Resources Fund            9,752             21,945
Gartmore Global Technology and
Communications Fund                              91,528             29,954            48,221             59,111
Gartmore Government Bond Fund                   973,826                  0         1,205,452                  0
Gartmore Growth Fund                          1,725,237                  0         1,693,394(2)               0
Gartmore High Yield Bond Fund                   455,436             63,445           561,164             80,257
Gartmore Investor Destinations
 Aggressive Fund                                332,308                154           110,695             16,421
Gartmore Investor Destinations
 Moderately Aggressive Fund                     568,544                483           194,023                  0
Gartmore Investor Destinations
 Moderate Fund                                  616,998                237           244,628                  0
Gartmore Investor Destinations
 Moderately Conservative Fund                   184,054                505            78,080             22,322
Gartmore Investor Destinations
 Conservative Fund                              123,689             14,685            60,726             25,016
Gartmore Large Cap Value Fund                   201,770             17,394           187,885             20,198
Gartmore U.S. Growth Leaders
 Long-Short Fund                                404,155             14,723           157,924(3)               0

                                           GMF INVESTMENT ADVISORY FEES
                                         ---------------------------------
                                               YEAR ENDED OCTOBER 31,
                                         ---------------------------------
                                                      2002
                                         ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------
Gartmore Optimal Allocations
 Fund - Aggressive
Gartmore Optimal Allocations
 Fund - Moderately Aggressive
Gartmore Optimal Allocations
 Fund - Moderate
Gartmore Optimal Allocations
 Fund - Specialty
Gartmore Bond Fund                       $      690,490    $             0
China Opportunities Fund
Gartmore Convertible Fund
Gartmore Global Health Sciences Fund             28,907             45,848
Gartmore Global Natural Resources Fund
Gartmore Global Technology and
Communications Fund                              36,204             31,434
Gartmore Government Bond Fund                   978,392             33,798
Gartmore Growth Fund                          2,150,196                  0
Gartmore High Yield Bond Fund                   496,658             80,001
Gartmore Investor Destinations
 Aggressive Fund                                 57,619             27,024
Gartmore Investor Destinations
 Moderately Aggressive Fund                      87,689             29,712
Gartmore Investor Destinations
 Moderate Fund                                  121,083             32,979
Gartmore Investor Destinations
 Moderately Conservative Fund                    36,387             22,686
Gartmore Investor Destinations
 Conservative Fund                               26,677             22,635
Gartmore Large Cap Value Fund                   207,267             33,006
Gartmore U.S. Growth Leaders
 Long-Short Fund                                      0                  0

                                                              GMF INVESTMENT ADVISORY FEES
                                         ----------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------------------
                                                      2004                                 2003
                                         ---------------------------------    ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed    Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------    --------------    ---------------
Gartmore Micro Cap Equity Fund                  958,951             14,021            63,601             30,339
Gartmore Mid Cap Growth Fund                     23,457             34,484             9,625             62,838
Gartmore Mid Cap Growth Leaders Fund            183,545             98,160           192,718             82,484
Gartmore Money Market Fund                    6,418,662              1,937         6,989,607            102,737
Gartmore Nationwide Fund                     10,661,161                  0         9,360,373                  0
Gartmore Nationwide Leaders Fund                 37,513             49,762            22,966             44,771
Gartmore Small Cap Growth Fund                   15,425             53,910
Gartmore Small Cap Fund                         457,989                  0           279,300             29,797
Gartmore Tax-Free Income Fund                   986,039                  0         1,032,612                  0
Gartmore U.S. Growth Leaders Fund               309,373             45,996            68,264             39,115
Gartmore Value Opportunities Fund               281,272             11,918           189,248             30,129
Gartmore Bond Index Fund                      1,705,664            450,279           802,650            385,991
Gartmore International Index Fund             1,713,016            381,189           617,738            275,555
Gartmore Mid Cap Market Index Fund              966,746            284,881           382,404            190,070
Gartmore S&P 500 Index Fund                   1,945,756            653,174         1,002,610            553,633
Gartmore Small Cap Index Fund                   421,119            171,476           157,390            115,995
NorthPointe Small Cap Growth Fund                 5,927(8)           7,391
NorthPointe Small Cap Value Fund                295,327                528           274,247              4,795

                                           GMF INVESTMENT ADVISORY FEES
                                         ---------------------------------
                                               YEAR ENDED OCTOBER 31,
                                         ---------------------------------
                                                      2002
                                         ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------
Gartmore Micro Cap Equity Fund                    8,135(4)          39,232
Gartmore Mid Cap Growth Fund                        617(5)          16,030
Gartmore Mid Cap Growth Leaders Fund            242,790            148,003
Gartmore Money Market Fund                    7,075,332            532,159
Gartmore Nationwide Fund                      9,942,742                  0
Gartmore Nationwide Leaders Fund                 16,225             62,850
Gartmore Small Cap Growth Fund
Gartmore Small Cap Fund                         265,651             58,716
Gartmore Tax-Free Income Fund                 1,051,667                  0
Gartmore U.S. Growth Leaders Fund                27,717             43,098
Gartmore Value Opportunities Fund               186,560             55,293
Gartmore Bond Index Fund                        261,299            161,077
Gartmore International Index Fund               224,302            163,201
Gartmore Mid Cap Market Index Fund              144,779             82,585
Gartmore S&P 500 Index Fund                     628,602            460,687
Gartmore Small Cap Index Fund                    61,983             86,208
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund                286,849             20,604

                                                              GMCM INVESTMENT ADVISORY FEES
                                         ----------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------------------
                                                      2004                                 2003
                                         ---------------------------------    ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed    Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------    --------------    ---------------
Gartmore Short Duration Bond
 Fund                                         2,693,481            769,558    $    1,408,745    $       402,496
Gartmore Morley Enhanced Income
 Fund                                           856,504            120,757           398,006            113,487

                                           GMCM INVESTMENT ADVISORY FEES
                                         ---------------------------------
                                               YEAR ENDED OCTOBER 31,
                                         ---------------------------------
                                                      2002
                                         ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------
Gartmore Short Duration Bond
 Fund                                    $      246,827    $        84,129
Gartmore Morley Enhanced Income
 Fund                                           133,767             72,597

                                                              GGAMT INVESTMENT ADVISORY FEES
                                         ----------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------------------
                                                      2004                                 2003
                                         ---------------------------------    ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed    Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------    --------------    ---------------
Gartmore Emerging Markets Fund                  214,405             19,484    $       83,924    $        43,053
Gartmore Global Financial                        54,371             42,529            30,432             37,771
 Services Fund
Gartmore Global Utilities Fund                   29,771             47,596            18,964             39,560
Gartmore International Growth
 Fund                                            78,402             35,945            59,995             43,127
Gartmore Worldwide Leaders Fund                 330,068             51,866           144,707                  0

                                           GGAMT INVESTMENT ADVISORY FEES
                                         ---------------------------------
                                               YEAR ENDED OCTOBER 31,
                                         ---------------------------------
                                                      2002
                                         ---------------------------------
Fund                                     Fees Earned(1)    Fees Reimbursed
--------------------------------------   --------------    ---------------
Gartmore Emerging Markets Fund           $       52,415    $        21,359
Gartmore Global Financial                        25,241             53,563
 Services Fund
Gartmore Global Utilities Fund                   17,396             54,741
Gartmore International Growth
 Fund                                            63,942             23,290
Gartmore Worldwide Leaders Fund                  33,362             31,081

----------
(1) Fees net of reimbursement.
(2) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed on December 22, 2003. The investment advisory fees listed for the Gartmore Growth Fund do not include the fees GMF received for the Nationwide Large Cap Growth Fund prior to the reorganization.
(3) Fees shown are for the period July 1, 2003 through October 31, 2003. For the period July 1, 2002 to January 17, 2003, and its fiscal year ended June 30, 2002 and 2001, the predecessor (the "Montgomery Fund") to the Gartmore Long-Short Equity Plus Fund, paid investment advisory fees of $321,493, $630,788 and $3,371,565 respectively, to the Montgomery Fund's investment adviser. For the period January 18, 2003 to June 22, 2003 (the date of its reorganization), the Montgomery Fund paid investment advisory fees of $147,110 to GMF. For the period of June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid investment advisory fees of $3,432 to GMF.
(4) Fund commenced operations June 27, 2002.
(5) Fund commenced operations October 1, 2002.
(6) Fund commenced operations on June 29, 2004.
(7) Fund commenced operations on December 29, 2003.
(8) Fund commenced operations on March 30, 2004.

        The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2004.

SUBADVISERS

        The subadvisers for certain of the Funds advised by GMF are as follows:

FUND                                     SUBADVISER
--------------------------------------   ---------------------------------------
Gartmore Large Cap Value Fund            NorthPointe Capital LLC ("NorthPointe")
Gartmore Value Opportunities Fund        NorthPointe
NorthPointe Small Cap Value Fund         NorthPointe
Gartmore S&P 500 Index Fund              FAM
Gartmore Small Cap Index Fund            FAM
Gartmore Mid Cap Market Index Fund       FAM
Gartmore International Index Fund        FAM
Gartmore Bond Index Fund                 FAM
Gartmore China Opportunities Fund        Gartmore Global Partners ("GGP")
Gartmore Global Natural Resources Fund   GGP
NorthPointe Small Cap Growth Fund        NorthPointe

        NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

        FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

        GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of, and Gartmore Securities Ltd. is almost entirely owned by, Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a majority owned subsidiary of Gartmore Group Limited, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., is a wholly owned subsidiary of GGAMT.

        Until June 28, 2004, SSI Investment Management, Inc. ("SSI") served as the subadviser for the Gartmore U.S. Growth Leaders Long-Short Fund) (previously Gartmore Long-Short Equity Plus Fund. SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. As of December 31, 2002, SSI managed over $900 million in assets.

        Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

            FUND                                    ASSETS                 FEE
-----------------------------------------  ----------------------------- -------
Gartmore Large Cap Value Fund              up to $100 million             0.35%
                                           $100 million or more           0.30%

Gartmore Value Opportunities Fund          $0 up to $250 million          0.70%
                                           $250 million up to $1 billion  0.675%
                                           $1 billion up to $2 billion    0.65%
                                           $2 billion up to $5 billion    0.625%
                                           $5 billion and more            0.60%

NorthPointe Small Cap Value Fund           All assets                     0.85%

Gartmore S&P 500 Index Fund                All assets                     0.02%

Gartmore Small Cap Index Fund              All assets                     0.07%

Gartmore Mid Cap market Index Fund and     All assets                     0.09%
Gartmore Bond Index Fund

Gartmore International Index Fund          All assets                     0.12%

Gartmore China Opportunities Fund(1)       $0 up to $500 million          0.625%
                                           $500 million up to $2 billion  0.600%
                                           $2 billion and more            0.575%

Gartmore Global Natural Resources Fund(2)  $0 up to $500 million          0.35%
                                           $500 million up to 4 billion   0.325%
                                           $2 billion and more            0.30%

NorthPointe Small Cap Growth Fund          All assets                     0.95%

----------
(1) The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Zhong Hua Index. If the Fund outperforms its benchmark by a set amount, GMF will pay higher subadvisory fees to GGP. Conversely, if the Fund underperforms its benchmark by a set amount, GMF will pay lower subadvisory fees to GGP.
(2) The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Natural Resources Index. If the Fund outperforms its benchmark by a set amount, GMF will pay higher subadvisory fees to GGP. Conversely, if the Fund underperforms its benchmark by a set amount, GMF will pay lower subadvisory fees to GGP.

SUBADVISER PERFORMANCE FEE -GARTMORE CHINA OPPORTUNITIES FUND AND GARTMORE GLOBAL NATURAL RESOURCES FUND,

        For the subadvisory services it provides to each of the Gartmore China Opportunities Fund and the Gartmore Global Natural Resources Fund, GGP receives a base subadvisory fee that may be adjusted quarterly if the Fund outperforms or underperforms its stated benchmark by more or less than a maximum of 500 basis points over the rolling 12 month period ending on the last day of such quarter as follows:

              +/- 100 bps                            2bps
              +/- 200 bps                            4bps
              +/- 300 bps                            6pbs
              +/- 400 bps                            8pbs
              +/- 500 bps or more                    10pbs

GGP provides the same services to the Gartmore China Opportunities Fund and the Gartmore Global Natural Resources Fund as it does for the GGAMT advised Funds as described below.

             Fund                             Benchmark
---------------------------------     ------------------------
Gartmore China Opportunities Fund     MSCI Zhong Hau Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.625% on assets up to $500 million                      0.725%             0.525%

         0.600% on assets of $500 million up to $2 billion        0.700%             0.500%

         0.575% on assets of $2 billion and more                  0.675%             0.475%

                  Fund                     Benchmark
--------------------------------------     -------------------------------------
Gartmore Global Natural Resources Fund     Goldman Sachs Natural Resources Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.35% on assets up to $500 million                        0.45%              0.25%

         0.325% on assets of $500 million and more but            0.425%             0.225%
          less than $2 billion

         0.30% on assets of $2 billion and more                    0.40%              0.20%

SUBADVISORY FEES PAID

        The following table sets forth the amount GMF paid to the subadvisers for the fiscal periods ended October 31, 2004, 2003 and 2002 (unless otherwise noted):

                                               YEAR ENDED OCTOBER 31,
                                       -------------------------------------
FUND                                      2004         2003          2002
------------------------------------   ----------   ----------    ----------
Gartmore Growth Fund                            0
Gartmore China Opportunities Fund           5,923
Gartmore Large Cap Value Fund               94,159  $   87,680    $   96,725
Gartmore Long-Short Equity Plus Fund       182,528     105,283(1)          0
Gartmore Small Cap Fund(2)                  42,309     161,700       153,798
Gartmore S&P 500 Index Fund                300,629     160,923       168,168
Gartmore Value Opportunities Fund                0     189,248       186,560
NorthPointe Small Cap Value Fund                 0     274,247       286,849
Gartmore Small Cap Index Fund              147,394      55,087        21,694
Gartmore Mid Cap Market Index Fund         395,486     156,441        59,229
Gartmore International Index Fund          761,338     276,996       112,548
Gartmore Bond Index Fund                   697,770     328,363       106,897

----------
(1) For the period June 1, 2003 through October 31, 2003. For the period March 3, 2003 (the date SSI became the Montgomery Fund's subadviser) to June 30, 2003, the Fund paid SSI $141,541 in subadvisory fees. The Montgomery Fund paid no subadvisory fees during the fiscal years ended June 30, 2002 and 2001.
(2) Fees paid to INVESCO, Inc., the Fund's prior subadviser who subadvised the Fund until December 31, 2003.

        GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

        GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser. GMF has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust's Board of Trustees whether the subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that the subadviser or the Fund will obtain favorable results at any given time.

GARTMORE GLOBAL PARTNERS

        GGAMT has selected GGP to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund and Gartmore Global Utilities Fund.

        Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

        GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

        For the services it provides, GGP receives the following fees from
GGAMT:

FUND                                        ASSETS                           FEE
------------------------------------------  -----------------------------  ------
                                            $0 up to $500 million           0.525%
Gartmore Emerging Markets Fund(1)           $500 million up to $2 billion   0.50%
                                            $2 billion and more             0.475%

                                            0 up to $500 million            0.45%
Gartmore International Growth Fund(2)       $500 million up to $2 billion   0.425%
                                            $2 billion and more             0.40%

                                            0 up to $500 million            0.45%
Gartmore Worldwide Leaders Fund(3)          $500 million up to $2 billion   0.425%
                                            $2 billion and more             0.40%

                                            0 up to $500 million            0.45%
Gartmore Global Financial Services Fund(4)  $500 million up to $2 billion   0.425%
                                            $2 billion and more             0.40%

Gartmore European Leaders Fund, and         All Assets                      0.50%
Gartmore Asia Pacific Leaders Fund

                                            0 up to $500 million            0.35%
Gartmore Global Utilities Fund(5)           $500 million up to $2 billion   0.325%
                                            $2 billion and more             0.30%

(1) The subadvisory fee at each breakpoint for the Gartmore Emerging Markets Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(2) The subadvisory fee at each breakpoint for the Gartmore International Growth Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI All Country World Index Free ex US. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(3) The subadvisory fee at each breakpoint for the Gartmore Worldwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The subadvisory fee at each breakpoint for the Gartmore Global Financial Services Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The subadvisory fee at each breakpoint for the Gartmore Global Utilities Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its composite benchmark comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

SUBADVISER PERFORMANCE FEE - GARTMORE EMERGING MARKETS FUND, GARTMORE INTERNATIONAL GROWTH FUND, GARTMORE WORLDWIDE LEADERS FUND , GARTMORE GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GLOBAL UTILITIES FUND

        For the subadvisory services it provides to each of the Funds set forth above, GGP receives a base subadvisory fee that may be adjusted quarterly if a Fund outperforms or underperforms its stated benchmark by more or less than a maximum of 500 basis points over the rolling 12 month period ending on the last day of such quarter as follows:

              +/- 100 bps                          2bps
              +/- 200 bps                          4bps
              +/- 300 bps                          6pbs
              +/- 400 bps                          8pbs
              +/- 500 bps or more                  10pbs

             Fund                            Benchmark
------------------------------               ---------------------------
Gartmore Emerging Markets Fund               MSCI Emerging Markets Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.525% on assets up to $500 million                      0.625%             0.425%

         0.50% on assets of $500 million up to $2 billion          0.60%              0.40%

         0.475% on assets of $2 billion and more                  0.575%             0.375%

              Fund                       Benchmark
----------------------------------       ---------------------------------------
Gartmore International Growth Fund       MSCI All Country World Index Free ex US

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.45% on assets up to $500 million                        0.55%              0.35%

         0.425% on assets of $500 million up to $2 billion        0.525%             0.325%

         0.40% on assets of $2 billion and more                    0.50%              0.30%

             Fund                        Benchmark
-------------------------------          ----------------
Gartmore Worldwide Leaders Fund          MSCI World Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.45% on assets up to $500 million                        0.55%              0.35%

         0.425% on assets of $500 million up to $2 billion        0.525%             0.325%

         0.40% on assets of $2 billion and more                    0.50%              0.30%

                 Fund                                Benchmark
---------------------------------------              --------------------------
Gartmore Global Financial Services Fund              MSCI World Financial Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.45% on assets up to $500 million                        0.55%              0.35%

         0.425% on assets of $500 million up to $2 billion        0.525%             0.325%

         0.40% on assets of $2 billion and more                    0.50%              0.30%

             Fund                         Benchmark
------------------------------            --------------------------------
Gartmore Global Utilities Fund            60% MSCI World Telecommunication
                                          Services Index / 40% MSCI World
                                          Utilities Index

                                                             Highest Possible   Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee    Subadvisory Fee
         -------------------------------------------------   ----------------   ---------------
         0.35% on assets up to $500 million                        0.45%              0.25%

         0.325% on assets of $500 million up to $2 billion        0.425%             0.225%

         0.30% on assets of $2 billion and more                    0.40%              0.20%

        These fees are calculated at an annual rate based on each Fund's average daily net assets.

        During the fiscal years ended October 31, 2004, 2003, and 2002, GGP earned the following fees for subadvisory services:

                                                  YEAR ENDED OCTOBER 31,
                                          -------------------------------------
                FUND                         2004         2003          2002
---------------------------------------   ----------   ----------    ----------
Gartmore Emerging Markets Fund                93,875       41,962    $   26,208
Gartmore Global Utilities Fund                12,081        9,482         8,698
Gartmore Global Financial Services Fund       27,186       15,216        12,621
Gartmore International Growth Fund            32,947       29,997        31,971
Gartmore Worldwide Leaders Fund(1)           134,992       72,353        16,681

----------
(1)   The Fund commenced operations December 18, 2001.

         The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2004.

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

         In determining whether it was appropriate to re-approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund (other than Gartmore China Opportunities Fund, Gartmore Global Natural Resources Fund, and the Optimal Allocations Funds), and the Subadvisory Agreements for the applicable Funds, the Board requested and received extensive information, provided by the Advisers and the subadvisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons of the Trust, the Advisers or any subadviser were also advised by their own independent counsel. In making the determinations with respect to the Advisory and Subadvisory Agreements, the Trustees undertook the following, among others:

        o The Trustees reviewed the terms of the investment advisory and subadvisory agreements, including the fee formulae. The
                Trustees: (i) compared the fees under the contract for each Fund, and the fees paid after waivers, with those of the Fund's Lipper peer group; (ii) questioned the Adviser regarding Funds with advisory fees that exceeded the median for that Fund's Lipper peer group; and (iii) asked the Adviser to undertake an extensive analysis of each of the Funds and, as and if appropriate, to propose performance fees and/or break points for certain Funds. The Trustees also considered the anticipated costs to the Advisers and subadvisers of providing these advisory services, the profitability of each Adviser's relationship with the Funds that it advises, and the level of reimbursements being made by an Adviser.

        o The Trustees: (i) reviewed the profitability analysis provided by the Advisers and the subadvisers (to the extent such information was available); (ii) noted that the profit margins do not appear to be excessive for any Fund; and (iii) compared the profit margin for each Fund with the prior year's profit margin and the reason for any significant variance.

        o The Trustees considered the nature, quality and extent of the investment advisory services provided by the Adviser and/or subadviser to each of the Funds it advises and such Fund's historic performance and the comparability of such Fund's performance to the performance of similar investment companies and its benchmark. In particular, the Trustees reviewed the actual and relative performance of each Fund and the Advisers' plans for each of the Funds which underperformed its benchmark. For those Funds with a subadviser, the Trustees also reviewed the services that the Adviser provides in overseeing the Fund's subadvisers. The Trustees reviewed the information regarding each of the subadvisers in order to assess the quality of the services being provided by the Advisers and the subadvisers. The Trustees also considered the continuous oversight that the Trustees have undertaken to monitor the performance of the Funds and the services provided by the Advisers and the subadvisers. The Trustees considered and will continue to monitor future developments with respect to subadvisers to assess whether the quality of services being provided to the Funds has been or is likely to be impaired.

         o The Trustees reviewed the overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers and subadvisers.

        o The Trustees also reviewed the ancillary benefits to the Advisers and subadvisers, including Rule 12b-1 and Administrative Service Plan fees, fund administration and accounting fees, and soft dollar benefits.

        Following this analysis, the Trustees concluded that the Advisers and subadvisers have provided adequate services to the Funds based upon Fund performance and the plans for improving performance for those Funds that are underperforming their benchmark or peer group. The Trustees: (i) believe that the Advisers and the subadvisers should make a profit in providing services to the Funds, provided this profit is not excessive; (ii) reviewed the investment advisory fees for each Fund, and comparative advisory fee information, as well as total expense information, and have reviewed these fees in relation to actual and relative performance of these Funds; (iii) considered the Adviser's efforts and plans to improve underperforming Funds; and (iv) also considered the Adviser's assurance to undertake an extensive review of the fee structure and to recommend implementation of performance fees and/or break points in investment advisory fees for certain Funds. Based upon these and other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements and Subadvisory Agreements should be continued for the year beginning January 1, 2005 for each of the Funds and that the compensation payable under such Investment Advisory and Subadvisory Agreements is fair and reasonable with respect to each such Fund. At a meeting of the Board of Trustees in February 2005, the Adviser provided the Trustees with the result of its analysis of the fee structure of the various Funds, and following review of such information, the Trustees approved implementation of break points for various Funds. At meetings of the Board of Trustees in February [and March], 2005, the Adviser provided the Trustees with the results of its analysis concerning the implementation of performance fees for certain of the Funds and following the review of such information, including information with respect to the appropriate benchmarks and measurement methodology for such Funds and how the performance fee would be calculated, including the class of shares on which the performance fee should be calculated, the Trustees approved the implementation of performance fees for various Funds.

        With respect to the addition of new Funds to the Investment Advisory and Subadvisory Agreements, which Funds had not yet commenced operations, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

        Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to an Underwriting Agreement dated as of February 28, 2005 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned, indirect subsidiary of GGAMT. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

        GMF
        GGAMT
        GGP
        Gartmore SA Capital Trust
        Nationwide Life Insurance Company
        Nationwide Life and Annuity Insurance Company
        Nationwide Financial Services, Inc.
        Nationwide Corporation
        Nationwide Mutual Insurance Company
        Paul J. Hondros
        Gerald J. Holland
        Eric E. Miller

        In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.

GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of Shares of each of the Funds.

        During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GDSI/NSI received the following commissions from the sale of shares of the Funds:

                                                                     YEARS ENDED OCTOBER 31
                                                           ------------------------------------------
FUNDS                                                          2004           2003           2002
--------------------------------------------------------   ------------   ------------    -----------
Gartmore Optimal Allocation Fund- Aggressive               $          0            N/A            N/A
Gartmore Optimal Allocation Fund- Moderately Aggressive               0            N/A            N/A
Gartmore Optimal Allocation Fund- Moderate                            0            N/A            N/A
Gartmore Optimal Allocation Fund- Specialty                       2,394            N/A            N/A
Gartmore Bond Fund                                               26,801   $     53,658    $   107,185
Gartmore China Opportunities Fund                                   217            N/A            N/A
Gartmore Convertible Fund                                        24,892            N/A            N/A
Gartmore Emerging Markets Fund                                  101,931         19,991         10,200
Gartmore Global Financial Services Fund                          11,121            512            506(1)
Gartmore Global Health Sciences Fund                             40,321         23,474          4,220
Gartmore Global Natural Resources                                   229            N/A            N/A
Gartmore Global Technology and Communications Fund               10,510          6,940         10,618
Gartmore Global Utilities Fund                                   10,480          4,358            258(1)
Gartmore Government Bond Fund                                    31,800        116,347        145,993
Gartmore Growth Fund                                            126,107        116,999(2)     167,125
Gartmore High Yield Bond                                         17,857         70,414         13,122
Gartmore International Growth Fund                                4,748          1,730          5,075
Gartmore Investor Destinations
 Aggressive Fund                                                803,362        199,725          5,807
Gartmore Investor Destinations
 Moderately Aggressive Fund                                   1,920,231        572,324         28,500
Gartmore Investor Destinations
 Moderate Fund                                                1,860,511        681,868         27,705
Gartmore Investor Destinations
 Moderately Conservative Fund                                   506,797        269,902         24,448
Gartmore Investor Destinations
 Conservative Fund                                              265,333        118,658         28,965
Gartmore Large Cap Value Fund                                    34,809         13,003         14,059
Gartmore U.S. Growth Leaders Long-Short Fund                     14,644          2,212(3)           0
Gartmore Micro Cap Equity Fund                                  542,321         70,481              0(4)
Gartmore Mid Cap Growth Fund                                      8,551          3,692              0(5)
Gartmore Mid Cap Growth Leaders Fund                             23,522         26,573         51,874
Gartmore Short Duration Bond Fund                                15,300          1,527            N/A
Gartmore Morley Enhanced Income Fund                                486          1,438          6,042
Gartmore Nationwide Fund                                        372,992        366,037        538,679
Gartmore Nationwide Leaders Fund                                  2,209          6,204          5,625(6)
Gartmore Small Cap Fund                                          15,121          9,253         22,949
Gartmore Tax-Free Income Fund                                    84,877        174,816        167,436
Gartmore U.S. Growth Leaders Fund                               142,118        116,152         13,693
Gartmore Value Opportunities Fund                                16,710         14,682         42,172
Gartmore Worldwide Leaders Fund                                   4,472          5,471          1,544
Gartmore Bond Index Fund                                         12,318         14,586          2,527

                                                                     YEARS ENDED OCTOBER 31
                                                           ------------------------------------------
FUNDS                                                          2004           2003           2002
--------------------------------------------------------   ------------   ------------    -----------
Gartmore International Index Fund                                10,515         14,604          2,534
Gartmore Mid Cap Market Index Fund                               40,249         11,718          8,601
Gartmore S&P 500 Index Fund                                     108,123         73,662         98,122
Gartmore Small Cap Growth Fund                                      214            N/A            N/A
Gartmore Small Cap Index Fund                                    23,570          5,560          6,364
NorthPointe Small Cap Growth Fund                                     0            N/A            N/A
NorthPointe Small Cap Value Fund                                      0            N/A            N/A

----------
(1)  Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(3) For the period June 23, 2003 (the date GDSI became the Fund's distributor) to October 31, 2003. The Montgomery Fund's predecessor distributor received $22,266 in commissions during the period July 1, 2002 to June 22, 2003 from the Montgomery Fund.
(4)  Fund commenced operations on June 27, 2002.
(5)  Fund commenced operations on October 1, 2002.
(6)  The Fund commenced operations on December 28, 2001.

        The other Funds of the Trust had not yet begun operations as of October 31, 2004.

        GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GDSI/NSI received the following amounts from such sales charges:

                                                                      YEARS ENDED OCTOBER 31
                                                           ------------------------------------------
FUNDS                                                          2004           2003            2002
--------------------------------------------------------   ------------   ------------    -----------
Gartmore Optimal Allocation Fund- Aggressive               $          0            N/A            N/A
Gartmore Optimal Allocation Fund- Moderately Aggressive               0            N/A            N/A
Gartmore Optimal Allocation Fund- Moderate                            0            N/A            N/A
Gartmore Optimal Allocation Fund- Specialty                           0            N/A            N/A
Gartmore Bond Fund                                                9,735   $     12,710    $    42,515
Gartmore Emerging Markets Fund                                    1,498          1,446          6,517
Gartmore Global Financial Services Fund                             448              0            330(1)
Gartmore Global Health Sciences Fund                                551          1,305          2,141
Gartmore Global Technology and Communications Fund                1,111          1,248          5,703
Gartmore Global Utilities Fund                                        0             10            140(1)
Gartmore Government Bond Fund                                    23,235         18,684         92,322
Gartmore Growth Fund                                             11,062         11,407(2)      20,872
Gartmore High Yield Bond                                          5,450          7,051          5,408
Gartmore International Growth Fund                                    9            355          2,158
Gartmore Investor Destinations Aggressive Fund                   10,462            214          2,483
Gartmore Investor Destinations Moderately Aggressive
 Fund                                                            26,687          1,219            947
Gartmore Investor Destinations Moderate Fund                     28,434          3,704          2,566
Gartmore Investor Destinations Moderately Conservative
 Fund                                                            17,090          8,235          1,170

                                                                      YEARS ENDED OCTOBER 31
                                                           --------------------------------------------
FUNDS                                                          2004           2003             2002
--------------------------------------------------------   ------------   ------------     ------------
Gartmore Investor Destinations Conservative Fund                 12,717          2,815            8,099
Gartmore Large Cap Value Fund                                     1,088            916            6,985
Gartmore U.S. Growth Leaders Long-Short Fund                        543          1,334(3)             0
Gartmore Micro Cap Equity Fund                                   41,101            142                0(4)
Gartmore Mid Cap Growth Fund                                         91              5                0(5)
Gartmore Mid Cap Growth Leaders Fund                             11,877         12,732           24,800
Gartmore Money Market Fund                                        7,054              0                0
Gartmore Short Duration Bond Fund                                     0            N/A              N/A
Gartmore Morley Enhanced Income Fund                                  0             61              N/A
Gartmore Nationwide Fund                                              0         81,272          155,306
Gartmore Nationwide Leaders Fund                                    334             20            1,361(6)
Gartmore Tax-Free Income Fund                                    19,774         19,516           55,228
Gartmore U.S. Growth Leaders Fund                                14,986          2,641            6,257
Gartmore Value Opportunities Fund                                 6,765         11,525           20,593
Gartmore Worldwide Leaders Fund                                      59          2,348              741
Gartmore Bond Index Fund                                            664              0              556
Gartmore International Index Fund                                   204            265            1,770
Gartmore Mid Cap Market Index Fund                                  534            286            3,415
Gartmore S&P 500 Index Fund                                      13,020         10,877           51,923
Gartmore Small Cap Fund                                           2,739          2,103           12,993
Gartmore Small Cap Index Fund                                       290            178            4,462
NorthPointe Small Cap Growth Fund                                     0            N/A              N/A
NorthPointe Small Cap Value Fund                                      0            N/A              N/A

----------
(1)  Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(3) For the period June 23, 2003 (the date GDSI became the Fund's distributor) to October 31, 2003. The Montgomery Fund's predecessor distributor received $2,599, $4,878, and $5,602 in contingent deferred sales charges during the period July 1, 2002 to June 22, 2003 and for the fiscal years ended June 30, 2002 and 2001, respectively.
(4)  Fund commenced operations on June 27, 2002.
(5)  Fund commenced operations on October 1, 2002.
(6)  The Fund commenced operations on December 28, 2001.

        The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2004.

        From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $335,775, $1,248,944 and $1,488,620 for 2004, 2003 and
2002, respectively, after reallowances to dealers. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION PLAN

        The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

o    0.25% of the average daily net assets of Class A shares of each applicable
     Fund;

o 0.25% of the Class C shares, Service Class shares and IRA Class shares of the Gartmore Short Duration Bond Fund;

o 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

o 1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Gartmore Money Market Fund;

o 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;

o 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds; and

o 0.07% of the average daily net assets of the Local Fund shares of the Gartmore S&P 500 Index Fund.

o 0.50% of the average daily net assets of the Class R Shares of each applicable Fund.

        During the fiscal year ended October 31, 2004 (unless otherwise noted), GDSI earned the following distribution fees under the Plan1:

                                                                                                          SERVICE       LOCAL
                    FUND(1)                           CLASS A      CLASS B      CLASS C     CLASS R(2)     CLASS        CLASS
--------------------------------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Gartmore Optimal Allocations Fund: Aggressive                 1            3            3            1            0            0
Gartmore Optimal Allocations Fund: Moderately
 Aggressive                                                   1           10           83            1            0            0
Gartmore Optimal Allocations Fund: Moderate                   1            5            5            2            0            0
Gartmore Optimal Allocations Fund: Specialty                 12            3           11            1            0            0
Gartmore Bond Fund(3)                                    25,430          636          575            4            0            0
Gartmore China Opportunities Fund                           334           20           26            1            0            0
Gartmore Convertible Fund                                 3,657          581       10,816            2            0            0
Gartmore Emerging Markets Fund                           28,813       25,735       22,579            3            0            0
Gartmore Global Financial Services Fund                   5,961       10,228       10,131            3            0            0
Gartmore Global Health Sciences Fund                     13,179       10,609        5,316            3            0            0
Gartmore Global Natural Resources                            26            4            7            1            0            0

                                                                                                          SERVICE       LOCAL
                    FUND(1)                           CLASS A      CLASS B      CLASS C     CLASS R(2)     CLASS        CLASS
--------------------------------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Gartmore Global Technology and
 Communications Fund                                      8,376       11,262          694            3            0            0
Gartmore Global Utilities Fund                            2,054        7,486       15,719            3            0            0
Gartmore Government Bond Fund(3)                        137,887        1,011        2,500            4            0            0
Gartmore Growth Fund(4)                                  70,563       57,237        2,302            4            0            0
Gartmore High Yield Bond Fund                            10,866        7,331       27,687            2            0            0
Gartmore International Growth Fund                        7,245       25,684          768            3            0            0
Gartmore Investor Destinations Aggressive Fund           31,500       46,179      271,948           35      528,003            0
Gartmore Investor Destinations Moderately
 Aggressive Fund                                         62,907      126,802      618,057           39      844,197            0
Gartmore Investor Destinations Moderate Fund             61,582      127,802      644,057           35      931,970            0
Gartmore Investor Destinations Moderately
 Conservative Fund                                       20,966       37,224      191,063            4      275,911            0
Gartmore Investor Destinations Conservative Fund          7,832       24,431       88,405            4      201,821            0
Gartmore Large Cap Value Fund                            63,209        8,902        7,278            4            0            0
Gartmore U.S. Growth Leaders Long-Short Fund(5)          62,350        5,145       13,786            2            0            0
Gartmore Micro Cap Equity Fund                          130,255       40,944      178,786            3            0            0
Gartmore Mid Cap Growth Fund                              3,359        1,263        2,093            4            0            0
Gartmore Mid Cap Growth Leaders Fund                     15,320       34,532          674            3            0            0
Gartmore Money Market Fund                                    0            0            0            0        6,415            0
Gartmore Short Duration Bond Fund                         1,764            0            0            0      593,788
Gartmore Morley Enhanced Income Fund                      5,313            0            0            4            0            0
Gartmore Nationwide Fund                              1,507,625      361,248       10,124            4            0            0
Gartmore Nationwide Leaders Fund                          3,680        3,815        3,760            4            0            0
Gartmore Tax-Free Income Fund(3)                         21,755        2,310        7,253            0            0            0
Gartmore U.S. Growth Leaders Fund                        38,665       23,517       30,058            4            0            0
Gartmore Value Opportunities Fund                        33,808       27,188        5,279            3            0            0
Gartmore Worldwide Leaders Fund                          81,273        1,068          229            4            0            0
Gartmore Bond Index Fund                                 99,220        3,385            0            0            0            0
Gartmore International Index Fund                        62,466        1,471            0            0            0            0
Gartmore Mid Cap Market Index Fund                      133,422        5,191          244            0            0            0
Gartmore S&P 500 Index Fund                              17,011       46,499        1,108            0      732,105           72
Gartmore Small Cap Growth Fund                                7           20           42            2            0            0
Gartmore Small Cap Fund                                  57,503       14,860        1,388            3            0            0
Gartmore Small Cap Index Fund                           146,393        3,783          234            0            0            0
NorthPointe Small Cap Growth Fund                             1            1            1            1            0            0
NorthPointe Small Cap Value Fund                              0            0            0            0            0            0

----------
(1) The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2004.
(2)  Class R shares had not yet been offered.
(3) Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. The following amounts were earned by GDSI on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2004:

     FUNDS                             CLASS X   CLASS Y
     -------------------------------   -------   -------
     Gartmore Bond Fund                 30,029     2,136
     Gartmore Government Bond Fund      44,057    11,563
     Gartmore Tax-Free Income Fund      56,994     4,158

(4) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The distribution fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

(5) For the period July 1, 2003 through October 31, 2003. For the period June 23, 2003 (the date GDSI became the Fund's distributor) to June 30, 2003, GDSI received distribution fees of $1,634, $31 and $296 for Class A, Class B and Class C respectively. The Montgomery Fund's predecessor distributor received $12,348 in distribution fees during the period July 1, 2002 to June 22, 2003.

                                          IRA CLASS SHARES
                                          ----------------
Gartmore Short Duration Bond Fund            $1,133,029

        Effective December 27, 2004 the Gartmore Short Duration Bond Fund ceased offering IRA Class shares to new investors.

        As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

        The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

        GDSI has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. GDSI or an affiliate of GDSI pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

        The Trust has been informed by GDSI that during the fiscal year ended October 31, 2004, the following expenditures were made using the 12b-1 fees received by GDSI with respect to the Funds(1):

                                                                  PROSPECTUS      DISTRIBUTOR     BROKER-DEALER
                                                                  PRINTING &     COMPENSATION &   COMPENSATION &
                          FUND(1)                                 MAILING(2)      COSTS(2),(3)        COSTS
-------------------------------------------------------------   --------------   --------------   --------------
Gartmore Bond Fund                                                           0        28,536.97        30,395.01
Gartmore Emerging Markets Fund                                        9,950.81        42,465.29        24,714.36
Gartmore Global Financial Services Fund                              14,035.16         8,595.14         3,693.21
Gartmore Global Health Sciences Fund                                  4,676.41        12,876.22        11,554.59
Gartmore Global Technology and Communications Fund                    3,217.54         9,113.84         8,003.43
Gartmore Global Utilities Fund                                       10,371.14        11,020.87         3,870.00
Gartmore Government Bond Fund                                         1,655.79        48,037.87       147,327.22
Gartmore Growth Fund(4)                                              43,650.78         6,591.64        84,403.13
Gartmore High Yield Bond Fund                                                0        27,622.63        18,531.83
Gartmore International Growth Fund                                   12,178.62        19,985.17         1,535.77
Gartmore Investor Destinations Aggressive Fund                        4,870.68       298,265.77       574,527.96
Gartmore Investor Destinations Moderately Aggressive Fund            10,290.94       691,226.98       950,540.16
Gartmore Investor Destinations Moderate Fund                         11,518.71       713,693.85     1,040,234.17
Gartmore Investor Destinations Moderately Conservative Fund           3,492.73       208,369.16       313,306.55
Gartmore Investor Destinations Conservative Fund                      1,897.23       101,896.35       218,698.92
Gartmore Large Cap Value Fund                                            47.68        13,773.15        65,571.80
Gartmore U.S. Growth Leaders Long-Short Fund                                 0        39,115.06        42,741.38
Gartmore Micro Cap Equity Fund                                        6,021.45       212,896.67       131,070.38
Gartmore Mid Cap Growth Fund                                             80.79         3,722.36         2,915.20
Gartmore Mid Cap Growth Leaders Fund                                         0        26,764.60        23,819.89
Gartmore Money Market Fund                                                   0                0         6,456.55
Gartmore Short Duration Bond Fund                                     1,525.16        36,169.90     1,690,886.78
Gartmore Morley Enhanced Income Fund                                     35.87            78.00         5,203.24
Gartmore Nationwide Fund                                                     0       290,383.39     1,589,030.86
Gartmore Nationwide Leaders Fund                                      4,203.49         3,660.86         3,394.77
Gartmore Small Cap Fund                                                      0        12,339.18        61,453.72
Gartmore Tax-Free Income Fund                                                0        63,754.91        28,877.47
Gartmore U.S. Growth Leaders Fund                                     2,680.30        45,744.69        43,818.46
Gartmore Value Opportunities Fund                                            0        24,623.48        41,667.60
Gartmore Worldwide Leaders Fund                                              0        46,124.82        36,623.93
Gartmore Bond Index Fund                                                     0         3,141.25        99,485.08
Gartmore International Index Fund                                            0         1,487.15        62,577.44
Gartmore Mid Cap Market Index Fund                                        1.87         4,946.51       133,908.38
Gartmore S&P 500 Index Fund                                          31,440.86         8,354.87       757,000.27
Gartmore Small Cap Index Fund                                                0         3,632.98       146,943.29
Gartmore China Opportunities Fund                                         3.94            46.40           330.45
Gartmore Convertible Fund                                               178.65        12,746.64         2,130.25
Gartmore Global Natural Resources Fund                                    5.24             3.30            29.45
Gartmore International Small Cap Growth Fund                            670.24         1,012.90           318.14
Gartmore Optimal Allocations Fund-  Aggressive                            7.14             3.06                0

                                                                  PROSPECTUS      DISTRIBUTOR     BROKER-DEALER
                                                                  PRINTING &     COMPENSATION &   COMPENSATION &
                          FUND(1)                                 MAILING(2)      COSTS(2),(3)        COSTS
-------------------------------------------------------------   --------------   --------------   --------------
Gartmore Optimal Allocations Fund-  Moderately Aggressive                 3.88            91.18                0
Gartmore Optimal Allocations Fund-  Moderate                              6.77             3.15                0
Gartmore Optimal Allocations Fund-  Specialty                             4.32            11.86            12.62
Gartmore Small Cap Growth Fund                                           11.61            54.51             4.28
Nationwide Large Cap Growth Fund                                             0         2,033.36         9,252.33
Northpointe Small Cap Growth Fund                                            0                0                0
NorthPointe Small Cap Value Fund                                           N/A              N/A              N/A

(1) The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2004.
(2) Printing and mailing of prospectuses to other than current Fund shareholders.
(3) For the fiscal year ended October 31, 2004, the 12b-1 fees relating to the Class B and Class C shares (now Class X and Class Y shares, respectively) for the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Income Funds were used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.
(4) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The Rule 12b-1 fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.Administrative Services Plan

        Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Short Duration Bond Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.

        As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Short Duration Bond Fund.

        The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

        During the fiscal year ended October 31, 2004, NFS and its affiliates received $5,050,488 in administrative services fees from the Funds.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

        Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of GGI, provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned, indirect subsidiary of GGAMT. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:

             ASSET LEVEL(1)        AGGREGATE TRUST FEE
        -----------------------    --------------------
             $0 - $1 billion              0.26%
             $1 - $3 billion              0.19%
             $3 - $4 billion              0.15%
             $4 - $5 billion              0.08%
             $5 - $10 billion             0.05%
             $10 - $12 billion            0.03%
        greater than $12 billion          0.02%

(1) The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

        During the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, GSA and GISI were paid combined fund administration and transfer agency fees from the Funds as follows:

                                                     YEAR ENDED            YEAR ENDED           PERIOD ENDED
                     FUND                        OCTOBER 31, 2004      OCTOBER 31, 2003       OCTOBER 31, 2002
----------------------------------------------   -----------------     -----------------     -----------------
Gartmore Optimal Allocations Fund;                               0
Aggressive
Gartmore Optimal Allocations Fund:                               0
Moderately Aggressive
Gartmore Optimal Allocations Fund;                               0
Moderate
Optimal Allocations Fund: Speciality                             0
Gartmore Bond Fund                                         190,448             $ 198,541             $ 262,536
Gartmore Convertible Bond Fund                              25,132(6)
China Opportunities Fund                                     7,535(5)
Gartmore Emerging Markets Fund                              38,320                 9,420                12,332

                                                    YEAR ENDED            YEAR ENDED         PERIOD ENDED
                     FUND                        OCTOBER 31, 2004      OCTOBER 31, 2003    OCTOBER 31, 2002
----------------------------------------------   ----------------      ----------------    ----------------
Gartmore Global Financial Services Fund                    13,020                 3,989               6,436
Gartmore Global Health Sciences Fund                       17,434                 7,613               5,234
Gartmore Global Natural Resources                           2,937(5)
Gartmore Global Technology and Communications
 Fund                                                      15,818                 6,334              15,130
Gartmore Global Utilities Fund                             11,937                 3,121               6,391
Gartmore Government Bond Fund                             246,159               319,230             318,360
Gartmore Growth Fund (1)                                  461,978               373,341(1)          844,765
Gartmore High Yield Bond Fund                             119,579               134,026             138,810
Gartmore International Growth Fund                         18,401                 7,880              18,815
Gartmore Investor Destinations Aggressive Fund                  0                     0                   0
Gartmore Investor Destinations Moderately
 Aggressive Fund                                                0                     0                   0
Gartmore Investor Destinations Moderate Fund                    0                     0                   0
Gartmore Investor Destinations Moderately
 Conservative Fund                                              0                     0                   0
Gartmore Investor Destinations Conservative
 Fund                                                           0                     0                   0
Gartmore Large Cap Value Fund                              36,584                33,147              48,385
Gartmore U.S. Growth Leaders Long-Short Fund               67,760         $     12,672(2)              N/A
Gartmore Micro Cap Equity Fund                            141,792                 6,328               2,151(3)
Gartmore Mid Cap Growth Fund                                7,629                 1,674                 440(4)
Gartmore Mid Cap Growth Leaders Fund                       48,665                24,594        $    108,436
Gartmore Money Market Fund                              1,914,475             2,367,553           2,867,503
Gartmore Short Duration Bond Fund                         947,252               516,077             107,560
Gartmore Morley Enhanced Income Fund                      270,039               147,599              59,153
Gartmore Nationwide Fund                                2,742,272             2,162,969           3,192,349
Gartmore Nationwide Leaders Fund                            8,563                 3,345               5,022
Gartmore Tax-Free Income Fund                             265,269               273,386             357,703
Gartmore U.S. Growth Leaders Fund                          46,808                 9,575              10,610
Gartmore Value Opportunities Fund                          61,708                35,354              63,413
Gartmore Worldwide Leaders Fund                            92,537                11,828               8,795
Gartmore Bond Index Fund                                  916,592               474,186             201,403
Gartmore International Index Fund                         760,263               295,515             174,813
Gartmore Mid Cap Market Index Fund                        475,566               224,679             103,722
Gartmore S&P 500 Index Fund                             1,613,497             1,004,095             706,889
Gartmore Small Cap Growth Fund                              4,162(7)
Gartmore Small Cap Fund                                    63,688                38,391              57,000
Gartmore Small Cap Index Fund                             258,187               101,274              76,612
NorthPointe Small Cap Growth Fund                           1,357(8)
NorthPointe Small Cap Value Fund                           40,938                42,342              49,488

----------
(1) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The combined fund administration and transfer agency fees listed for the Gartmore

    Growth Fund do not include the fees GSA and GSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(2) For the period from July 1, 2003 through October 31, 2003. For the period June 23, 2003 through June 30, 2003, GSA and GISI were paid $873 in combined fund administration and transfer agency fees. During the period from April 1, 2003 through June 22, 2003, the Montgomery Fund paid GSA $5,024 for fund administration fees. For the period from July 1, 2002 through March 31, 2003, and its fiscal years ended June 30, 2002 and 2001, the Montgomery Fund paid its administrator, Montgomery Asset Management, LLC, $48,452, $78,891 and $293,904, respectively in administrative and fund accounting fees. The Montgomery Fund paid DST Systems, Inc., its former transfer agent, $158,392, $129,881, and $211,749 in transfer agency fees for the period July 1, 2002 to June 22, 2003 and its fiscal years ended June 30, 2002, and 2001, respectively.
(3) The Fund commenced operations on June 27, 2002
(4) The Fund commenced operations on October 1, 2002.
(5) The Fund commenced operations on June 29, 2004.
(6) The Fund commenced operations on December 29, 2003.
(7) The Fund commenced operations on March 30, 2004.
(8) The Fund commenced operations on September 29, 2004.

        The other Funds of the Trust for which GSA acts as administrator and GISI serves as transfer agent had not yet commenced operations as of October 31, 2004.

        During the period from November 1, 2001 until November 30, 2001, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO
                                                    NOVEMBER 30,
                      FUND                             2001
------------------------------------------------   -------------
Gartmore Mid Cap Growth Leaders Fund               $       1,533
Gartmore Growth Fund                                      21,414
Gartmore Nationwide Fund                                  69,412
Gartmore Tax-Free Income Fund                             12,340
Gartmore Bond Fund                                         7,998
Gartmore Government Bond Fund                             10,704
Money Market Fund                                         71,931
Gartmore S&P 500 Index Fund                               17,028
Gartmore Large Cap Value Fund                              6,164
Gartmore Small Cap Fund                                    6,164
Gartmore Short Duration Bond Fund                          4,110
Gartmore Value Opportunities Fund                          6,164
Gartmore Morley Enhanced Income Fund                       6,164
Gartmore High Yield Bond Fund                              6,164
Gartmore Investor Destinations Aggressive Fund             6,164
Gartmore Investor Destinations Moderately
 Aggressive Fund                                           6,164
Gartmore Investor Destinations Moderate Fund               6,164
Gartmore Investor Destinations Moderately
 Conservative Fund                                         6,164
Gartmore Investor Destinations Conservative Fund           6,164

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO
                                                    NOVEMBER 30,
                      FUND                             2001
------------------------------------------------   -------------
Gartmore Small Cap Index Fund                              6,164
Gartmore Mid Cap Market Index Fund                         6,164
Gartmore International Index Fund                          6,164
Gartmore Bond Index Fund                                   6,164
NorthPointe Small Cap Value Fund                           6,164
Gartmore U.S. Growth Leaders Fund                          6,164
Gartmore Global Technology and Communications
 Fund                                                      6,164
Gartmore Emerging Markets Fund                             6,164
Gartmore International Growth Fund                         6,164
Gartmore Worldwide Leaders Fund                            6,164
Gartmore Global Health Sciences Fund                       6,164

        During the period from November 1, 2001 until November 30, 2001, and the fiscal year ended October 31, 2001, GISI earned transfer agency fees (under a previous fee schedule) from the Funds as follows:

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO
                                                    NOVEMBER 30,
                      FUND                             2001
------------------------------------------------   -------------
Gartmore Mid Cap Growth Leaders Fund               $      23,027
Gartmore Growth Fund                                     122,172
Gartmore Nationwide Fund                                 227,382
Gartmore Tax-Free Income Fund                             15,747
Gartmore Bond Fund                                        17,840
Gartmore Government Bond Fund                             10,557
Gartmore Money Market Fund                               104,751
Gartmore S&P 500 Index Fund                                4,701
Gartmore Large Cap Value Fund                              1,839
Gartmore Small Cap Fund                                    2,783
Gartmore Short Duration Bond Fund                            393
Gartmore Value Opportunities Fund                          6,116
Gartmore Morley Enhanced Income Fund                         321
Gartmore High Yield Bond Fund                              1,170
Gartmore Investor Destinations Aggressive Fund               266
Gartmore Investor Destinations Moderately
 Aggressive Fund                                             365
Gartmore Investor Destinations Moderate Fund                 544
Gartmore Investor Destinations Moderately
 Conservative Fund                                           155
Gartmore Investor Destinations Conservative Fund             127

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO
                                                    NOVEMBER 30,
                      FUND                             2001
------------------------------------------------   -------------
Gartmore Small Cap Index Fund                                178
Gartmore Mid Cap Market Index Fund                           334
Gartmore International Index Fund                            728
Gartmore Bond Index Fund                                     423
NorthPointe Small Cap Value Fund                             268
Gartmore U.S. Growth Leaders Fund                          1,243
Gartmore Global Technology and Communications
 Fund                                                      2,230
Gartmore Emerging Markets Fund                               268
Gartmore International Growth Fund                           275
Gartmore Worldwide Leaders Fund                              138
Gartmore Global Health Sciences Fund                          23

SUB-ADMINISTRATORS

        GSA and GISI have entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

             ASSET LEVEL(1)            FEE
        ------------------------   ----------
             $0 - $1 billion             0.20%
             $1 - $3 billion             0.15%
             $3 - $4 billion             0.10%
             $4 - $5 billion             0.05%
            $5 - $10 billion             0.02%
            $10 - $12 billion            0.01%
        greater than $12 billion        0.005%

(1) The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

        BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:

                             YEARS ENDED
        ------------------------------------------------------
        OCTOBER 31, 2004   OCTOBER 31, 2003   OCTOBER 31, 2002
        ----------------   ----------------   ----------------
              11,362,079   $     11,066,990   $     10,808,275

        From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such Sub-Administration Agreement was terminated as of October 15, 2001.

CUSTODIAN

        JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL COUNSEL

        Stradley Ronon Stevens and Young LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

        PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE ALLOCATION

        A Fund's adviser (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.(1) In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

        Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, "best price-best execution" does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both the adviser and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

        Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the

----------
(1) Because the Funds of Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.

comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

        Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

        There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

        In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

        The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. The advisers and subadvisers are prohibited from considering the broker-dealers sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.

        For the fiscal year ended October 31, 2004, the clients (including the Funds) of all the affiliated advisers of GGI, including but not limited to GMF, GSA, GGAMT, and GMCM, paid soft dollar commissions in the total amount of $5,785,563. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

        During the fiscal years ended October 31, 2004, 2003 and 2002, the following brokerage commissions were paid by the Funds:

                                                                               YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
FUND                                                              2004                 2003                2002
-----------------------------------------------------------   ------------         ------------        ------------
Gartmore Optimal Allocation Fund: Aggressive                  $         16                  N/A                 N/A
Gartmore Optimal Allocation Fund: Moderately Aggressive                 16                  N/A                 N/A
Gartmore Optimal Allocation Fund: Moderate                              21                  N/A                 N/A
Gartmore Optimal Allocation Fund: Specialty                             42                  N/A                 N/A
Gartmore Bond Fund                                                       0         $          0        $          0
Gartmore China Opportunities Fund                                        0                  N/A                 N/A
Gartmore Convertible Fund                                           19,328                  N/A                 N/A
Gartmore Emerging Markets Fund                                     153,047               76,325              17,775
Gartmore Global Financial Services Fund                             20,505               20,825              11,921(1)
Gartmore Global Health Sciences Fund                               119,713               91,666              61,104
Gartmore Global Technology and Communications Fund                 367,076              402,787             106,156
Gartmore Global Utilities Fund                                      47,852               11,125              17,800
Gartmore Government Bond Fund                                            0                    0                   0(2)
Gartmore Growth Fund                                             2,348,087            2,786,297(2),(3)      2,369,315
Gartmore High Yield Bond Fund                                            0                    0                   0
Gartmore International Growth Fund                                  70,939               68,383              55,648
Gartmore Investor Destinations Aggressive Fund                           0                    0                   0
Gartmore Investor Destinations Moderately Aggressive Fund                0                    0                   0
Gartmore Investor Destinations Moderate Fund                             0                    0                   0
Gartmore Investor Destinations Moderately Conservative Fund              0                    0                   0
Gartmore Investor Destinations Conservative Fund                         0                    0                   0
Gartmore Large Cap Value Fund                                       27,285               40,543              53,615
Gartmore U.S. Growth Leaders Long-Short Fund                       579,983              154,993(3)              N/A
Gartmore Micro Cap Equity Fund                                     832,903              106,843              14,740(4)
Gartmore Mid Cap Growth Fund                                         8,950                3,485                 963(5)
Gartmore Mid Cap Growth Leaders Fund                               254,995              606,307             295,502
Gartmore Short Duration Bond Fund                                        0                    0                   0
Gartmore Morley Enhanced Income Fund                                35,824               21,087               8,330
Gartmore Nationwide Fund                                         6,403,579            5,536,245           1,454,231
Gartmore Nationwide Leaders Fund                                    24,770               15,059               3,351(6)
Gartmore Small Cap Fund                                            742,393              397,647             619,393
Gartmore Tax-Free Income Fund                                            0                    0                   0
Gartmore U.S. Growth Leaders Fund                                  447,511              196,198              67,098
Gartmore Value Opportunities Fund                                  251,939              133,153             114,222

                                                                         YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
FUND                                                              2004                 2003                2002
-----------------------------------------------------------   ------------         ------------        ------------
Gartmore Worldwide Leaders Fund                                    563,970              359,715              51,210
Gartmore Bond Index Fund                                                 0                    0               1,143
Gartmore International Index Fund                                  333,927              175,976             150,932
Gartmore Mid Cap Market Index Fund                                 221,126              113,934              68,549
Gartmore S&P 500 Index Fund                                         76,589              144,586             161,348
Gartmore Small Cap Growth Fund                                      86,440                  N/A                 N/A
Gartmore Small Cap Index Fund                                      143,350              100,143              40,574
NorthPointe Small Cap Growth Fund                                   48,226                  N/A                 N/A
NorthPointe Small Cap Value Fund                                   223,426              178,073             146,906

----------
(1) Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The brokerage commissions listed for the Gartmore Growth Fund do not include the brokerage commissions paid by the Nationwide Large Cap Growth Fund prior to the reorganization.
(3) For the period June 23, 2003 to October 31, 2003. The Montgomery Fund paid brokerage commissions of $489,400, $608,887 and $1,720,867 for the period July 1, 2002 to June 22, 2003, and its fiscal years ended June 30, 2002 and 2001, respectively.
(4) The Fund commenced operations on June 27, 2002
(5) The Fund commenced operations on October 1, 2002.
(6) The Fund commenced operations on December 28, 2001.

        The other funds of the Trust had not yet begun operations as of October 31, 2004.

        During the fiscal year ended October 31, 2004, the Gartmore Bond Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore U.S. Growth Leaders Long-Short Fund, Gartmore Mid Cap Growth Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore Money Market Fund, Gartmore Short Duration Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore Nationwide Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, Gartmore Worldwide Leaders Fund, Gartmore Bond Index Fund, Gartmore International Index Fund, Gartmore Mid Cap Index Fund, Gartmore S&P 500 Index Fund, Gartmore Small Cap Index Fund and NorthPointe Small Cap Value Fund held investments in securities of their regular broker-dealers as follows:

                                        APPROXIMATE AGGREGATE
                                          VALUE OF ISSUER'S
                                       SECURITIES OWNED BY THE
                                             FUND AS OF
                                           FISCAL YEAR END                      NAME OF
           FUND                             OCTOBER 31, 2004                BROKER OR DEALER
-----------------------------------   -------------------------   -----------------------------------
Gartmore Bond Fund                       $       2,218,817        Merrill Lynch & Co., Inc.
                                                 1,029,801        Lehman Brothers, Inc.
                                                 1,004,007        Leggett & Platt, Inc.

Emerging Markets                                 7,773,327        Yuanta Core Pacific Securities
                                                56,037,937        Daishin Securities

Gartmore Global Financial Services                  35,640        Calamos Asset Management
                                                    38,394        Ameritrade Holding Corp.
                                                    97,436        Legg Mason

                                        APPROXIMATE AGGREGATE
                                          VALUE OF ISSUER'S
                                       SECURITIES OWNED BY THE
                                             FUND  AS OF
                                           FISCAL YEAR END                      NAME OF
              FUND                         OCTOBER 31, 2004                BROKER OR DEALER
-----------------------------------   -------------------------   -----------------------------------
                                                   166,464        Goldman Sachs
                                                    69,219        E Trade Group, Inc.
                                                    79,935        Knight Trading Group
                                                   117,147        Morgan Stanley Dean Witter & Co.

Gartmore Growth Fund                             1,399,104        Morgan Stanley
                                                 2,517,768        E*Trade Group, Inc.
                                                 1,341,763        Goldman Sachs Group, Inc.

Gartmore Large Cap Value Fund                      210,976        Morgan Stanley Dean Witter & Co.
                                                   394,482        Merrill Lynch & Co., Inc.
                                                   349,920        Lehman Brothers, Inc.
                                                   322,524        Goldman Sachs Group, Inc.

Gartmore U.S. Growth Leaders
 Long-Short Fund                                   233,050        Goldman Sachs Group, Inc.
                                                   249,840        Morgan Stanley

Gartmore Mid Cap Growth Fund                        42,091        Ameritrade Holdings Corp.

Gartmore Mid Cap Growth Leaders
 Fund                                              626,373        Legg Mason

Gartmore Money Market Fund                      27,081,533        Morgan Stanley Dean Witter & Co.
                                                45,970,228        Goldman Sachs Group, Inc.
                                                 2,508,035        Bears Stearns Companies, Inc.

Gartmore Short Duration Bond Fund               11,768,530        Bears Stearns Companies, Inc.
                                                 6,653,110        Morgan Stanley Dean Witter & Co.
                                                 2,977,500        Merrill Lynch

Gartmore Morley Enhanced Income
 Fund                                           10,499,439        Morgan Stanley Dean Witter & Co.
                                                 6,333,488        Bears Stearns Companies, Inc.
                                                 4,965,900        Merrill Lynch

Gartmore Nationwide Leaders Fund                   135,252        Goldman Sachs Group, Inc.

Gartmore Small Cap Fund                            153,488        Pipper Jaffray Co.
                                                   129,046        Knight Trading Group, Inc.
                                                    86,615        Friedman Billings Ramsey

Gartmore US Growth Leaders Fund                  1,238,076        Goldman Sachs

Gartmore Value Opportunities Fund                  326,060        Pipper Jaffray Co.
                                                   360,654        Friedman Billings Ramsey

                                        APPROXIMATE AGGREGATE
                                          VALUE OF ISSUER'S
                                       SECURITIES OWNED BY THE
                                             FUND  AS OF
                                           FISCAL YEAR END                      NAME OF
           FUND                             OCTOBER 31, 2004                BROKER OR DEALER
-----------------------------------   -------------------------   -----------------------------------
Gartmore Bond Index Fund                        20,132,670        Morgan Stanley Dean Witter & Co.
                                                22,027,967        Lehman Brothers, Inc.
                                                 4,450,773        Goldman Sachs Group, Inc.
                                                 1,655,693        Bears Stearns Companies, Inc.
                                                21,068,271        JP Morgan
                                                46,367,319        CS First Boston, Inc.

Gartmore International Index Fund              114,184,476        Nikko Securities
                                               119,300,970        Daiwa Securities Ltd
                                                   342,780        Amvescap Plc
                                                    30,653        ICAP PLC

Gartmore Mid Cap Index Fund                      4,466,662        Legg Mason Inc.
                                                 2,039,512        Edwards (A. G.), Inc.
                                                 1,286,290        Raymond James Financial
                                                 1,337,296        Jefferies Group, Inc.

Gartmore S&P 500 Index Fund                      2,875,029        Schwab (Charles) Corp.
                                                10,845,388        Morgan Stanley Dean Witter & Co.
                                                 9,939,452        Merrill Lynch & Co., Inc.
                                                 4,207,875        Lehman Brothers, Inc.
                                                 8,986,143        Goldman Sachs Group, Inc.
                                                   876,399        E Trade Group, Inc.
                                                 1,879,128        Bears Stearns Companies, Inc.

Gartmore Small Cap Index Fund                       11,166        Stiffel Financial Corp.
                                                    80,008        SWS Group, Inc.
                                                   332,004        Knight Trading Group, Inc.
                                                   203,020        Pipper Jaffray Co.
                                                    54,530        Greenhill & Co., Inc.
                                                   143,100        Calamos Asset Management

NorthPointe Small Cap Growth Fund                  959,000        Pipper Jaffray Co

NorthPointe Small Cap Value Fund                   299,963        Friedman Billings Ramsey
                                                   326,060        Pipper Jaffray Co.

        Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

        Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers. The advisers and subadvisers do not deem it practicable or in the Funds' best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

        During the fiscal years ended October 31, 2004, 2003 and 2002, the following brokerage commissions were paid by the Funds to affiliated brokers:

                     COMMISSIONS PAID TO AFFILIATED BROKERS

FUND                                     BROKER            2004          2003          2002
---------------------------------   -----------------   -----------   -----------   -----------
Gartmore Large Cap Value Fund       Brinson Partners    $         0   $         0   $         0
Gartmore S&P 500 Index Fund         Merrill Lynch       $         0   $    20,996   $    16,787
Gartmore Small Cap Index Fund       Merrill Lynch       $         0   $     3,465   $     2,223
Gartmore International Index Fund   Merrill Lynch       $       327   $    72,038   $    39,500
Gartmore Mid Cap Market
 Index Fund                         Merrill Lynch       $         0   $     5,967   $     4,071

        During the year ended October 31, 2004, commissions paid by the Gartmore S&P 500 Index Fund to Merrill Lynch represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions.

        During the year ended October 31, 2004, commissions paid by the Gartmore Small Cap Index Fund to Merrill Lynch represented 0% of total commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions.

        During the year ended October 31, 2004, commissions paid by the Gartmore International Index Fund to Merrill Lynch represented 0.10% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions.

        During the year ended October 31, 2004, commissions paid by the Gartmore Mid Cap Market Index Fund to Merrill Lynch represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS A AND CLASS D SALES CHARGES

        The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond Fund):

                             SALES CHARGE AS %    SALES CHARGE AS %        DEALER
AMOUNT OF PURCHASE           OF OFFERING PRICE   OF AMOUNT INVESTED      COMMISSION
-------------------------    -----------------   ------------------   -----------------
less than $50,000                  5.75%                6.10%                5.00%
$50,000 to $99,999                 4.75                 4.99                 4.00
$100,000 to $249,999               3.50                 3.63                 3.00
$250,000 to $499,999               2.50                 2.56                 2.00
$500,000 to $999,999               2.00                 2.04                 1.75
$1 million or more                 None                 None                 None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND

                             SALES CHARGE AS %    SALES CHARGE AS %        DEALER
AMOUNT OF PURCHASE           OF OFFERING PRICE   OF AMOUNT INVESTED      COMMISSION
-------------------------    -----------------   ------------------   -----------------
less than $50,000                  4.75%                4.99%                4.00%
$50,000 to $99,999                 4.50                 4.71                 3.75
$100,000 to $249,999               3.50                 3.63                 3.00
$250,000 to $499,999               2.50                 2.56                 2.00
$500,000 to $999,999               2.00                 2.04                 1.75
$1 million or more                 None                 None                 None

CLASS A SHARES OF THE GARTMORE MORLEY ENHANCED INCOME FUND

                             SALES CHARGE AS %    SALES CHARGE AS %        DEALER
AMOUNT OF PURCHASE           OF OFFERING PRICE   OF AMOUNT INVESTED      COMMISSION
-------------------------    -----------------   ------------------   -----------------
less than $50,000                  3.75%                3.90%                3.00%
$50,000 to $99,999                 3.00                 3.09                 2.25
$100,000 to $249,999               2.25                 2.30                 1.75
$250,000 to $499,999               1.75                 1.78                 1.50
$500,000 to $999,999               1.50                 1.52                 1.25
$1 million or more                 None                 None                 None

CLASS A SHARES OF THE GARTMORE SHORT DURATION BOND FUND

                             SALES CHARGE AS %    SALES CHARGE AS %        DEALER
AMOUNT OF PURCHASE           OF OFFERING PRICE   OF AMOUNT INVESTED      COMMISSION
-------------------------    -----------------   ------------------   -----------------
less than $100,000                 2.25%                3.09%                2.00%
$100,000 to $499,999               1.75                 2.30                 1.50
$500,000 to $999,999               1.50                 1.52                 1.25
$1 million or more                 None                 None                 None

CLASS D SHARES OF THE FUNDS

                             SALES CHARGE AS %    SALES CHARGE AS %        DEALER
AMOUNT OF PURCHASE           OF OFFERING PRICE   OF AMOUNT INVESTED      COMMISSION
-------------------------    -----------------   ------------------   -----------------
less than $50,000                  4.50%                4.71%                4.00%
$50,000 to $99,999                 4.00                 4.17                 3.50
$100,000 to $249,999               3.00                 3.09                 2.50
$250,000 to $499,999               2.50                 2.56                 1.75
$500,000 to $999,999               2.00                 2.04                 1.25
$1 million to $24,999,999          0.50                 0.50                 0.50
$25 million or more                None                 None                 None

NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A AND D SHARES ONLY)*

        You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

        The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by GDSI:

(1) shares sold to other registered investment companies affiliated with GGI,

(2) shares sold:

    (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;

    (b) to any endowment or non-profit organization;

    (c) 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

    (d) to any life insurance company separate account registered as a unit investment trust;

(3) for Class D shares and Class A shares:

    (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts) and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;

    (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;

    (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

    (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

    (e) to any person who pays for the shares with the proceeds of one of the following sales:
            -   Sales of non-Gartmore mutual fund shares.
            - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.
            - Sales of Class A shares of another Fund or the Gartmore Focus Fund (each a "Gartmore Fund") when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares).

            To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

(4) Class A shares sold:

    (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;

    (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;

    (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

    (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

* Only provision 3(e) applies to the Class A shares of the Gartmore Short Duration Bond Fund. Within the special class structure of the Gartmore Short Duration Bond Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Short Duration Bond Fund (each of these other classes has no front-end sales charge). See the Gartmore Short Duration Bond Fund's prospectus for more information

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

o An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS B AND CLASS X SHARES OF THE FUNDS AND CDSC

        GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase PRICE. The CDSC applies only to the lesser of the original investment or current market value.

        Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

                                              CDSC ON SHARES
             YEARS OF AFTER PURCHASE            BEING SOLD
             -----------------------   ----------------------------
             First                                 5.00%
             Second                                4.00%
             Third                                 3.00%
             Fourth                                3.00%
             Fifth                                 2.00%
             Sixth                                 1.00%
             Seventh and following                 0.00%

        For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

        For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION FEATURES FOR CLASS B AND CLASS X SHARES

        Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

        If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income Funds"] to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS A FINDERS' FEE AND CORRESPONDING CDSC

        Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Short Duration Bond Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

        o The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

        o The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Short Duration Bond Fund).

        The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT OF FINDER'S FEE/CONTINGENT DEFERRED SALES CHARGE

                                                                              AMOUNT OF PURCHASE
                                                               --------------------------------------------
                                                               $1 MILLION TO    $4 MILLION TO   $25 MILLION
                    FUNDS PURCHASED                             $3,999,999       $24,999,999      OR MORE
------------------------------------------------------------   -------------    -------------   -----------
Gartmore International Growth Fund, Gartmore Emerging              1.00%             0.50%             0.25%
Markets Fund, Gartmore Global Technology and Communications
Fund, Gartmore Global Financial Services Fund, Gartmore
Global Utilities Fund, Gartmore Global Health Sciences Fund,
Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth
Leaders, Gartmore Worldwide Leaders Fund, Gartmore Mid Cap
Growth Leaders Fund, Gartmore Value Opportunities Fund,
Gartmore Micro Cap Equity Fund, Gartmore U.S. Growth Leaders
Long-Short Fund, Gartmore Principal Protected Fund, Gartmore
China Opportunities Fund, Gartmore Global Natural Resources
Fund and Gartmore Small Cap Leaders Fund

Gartmore Convertible Fund, Gartmore Nationwide Fund,               0.50%             0.50%             0.25%
Gartmore Growth Fund, Gartmore Large Cap Value Fund,
Gartmore Mid Cap Growth Fund, Gartmore Small Cap
Fund, Gartmore Small Cap Growth Fund, and NorthPointe
Small Cap Growth Fund

Gartmore S&P 500 Index Fund, Gartmore Small Cap Index              None              None              None
Fund, Gartmore Mid Cap Market Index Fund, Gartmore
International Index Fund and Gartmore Bond Index Fund

Investor Destination Series Funds and Optimal                      0.15%             0.10%             0.05%
Allocations Funds

Gartmore High Yield Bond Fund, Gartmore Bond Fund,                 0.75%             0.50%             0.25%
Gartmore Government Bond Fund and Gartmore Tax-Free
Income Fund

Gartmore Morley Enhanced Income Fund                               0.50%             0.25%             0.15%

Gartmore Short Duration Bond Fund                                  0.35%             0.25%             0.15%

CDSC FOR CLASS C SHARES

        You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 0.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 1.00% of sales of Class C shares of the remaining Funds having Class C shares.

OTHER DEALER COMPENSATION

        In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, GDSI and/or its affiliates may make payments for distritbution and/or shareholder servicing activities out of their past profits and other of their own resources. GSDI may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary's personnel, and other factors. The amount of these payments is determined by GSDI. The manager or an affiliate may make similar payments under similar arrangements.

        In addition to these payments described above, GDSI or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary's personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan's named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, GDSI or its affiliates may pay or allow other incentives or payments to intermediaries.

        The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

        o   the Funds' Distributor and other affiliates of the manager,
        o   broker-dealers,
        o   financial institutions, and
        o other financial intermediaries through which investors may purchase shares of a Fund.

        Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

CLASS X AND CLASS Y SHARES (THE FIXED INCOME FUNDS)

        If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

CLASS R SHARES

        Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with GDSI to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider.

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Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

        A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

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REDEMPTIONS

        A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days, 30 days or 5 days, as set forth in each Fund's current prospectus. Those fees are 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate Fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. Certain intermediaries cannot assess and collect redemption fees from their accounts. To the extent redemption fees cannot be collected on particular transactions and excessive short-term trading occurs, the remaining shareholders bear the expense of such trading.

IN KIND REDEMPTIONS

        The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Short Duration Bond Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Short Duration Bond Fund - Redemption in Kind" below for more information.

        As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

        The Trust's Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder's redemption request - thus limiting the potential adverse effect on the distributing Fund's net asset value per share.

REDEMPTION OF SHARES OF THE GARTMORE SHORT DURATION BOND FUND

        Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions

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imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

        Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee for all redemptions made within 5 business days of purchase. The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

        Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee as described above, payable to the Fund.

        Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of Class A or IRA Class Shares.

        To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund.").

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE SHORT DURATION BOND FUND)

        A Medallion signature guarantee is required if: (1) your account address has changed within the last 15 calendar days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions

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are currently not on your account. The Trust's distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS WITH LOW BALANCES

        If the value of your account holding shares of a Fund falls below $2,000 for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

        We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

        If the monthly average balance of your account holding Prime shares of the Money Market Fund falls below $250, there is a $2/month fee.

        For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

                               VALUATION OF SHARES

        The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

        The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

        Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

        The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to

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such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

        Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

        Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short term" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

        Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

        As of July 1, 2004, the Funds holding foreign equity securities (the "Foreign Equity Funds") value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Foreign Equity Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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        The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

        The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

        The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

        Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

FUNDS OF FUNDS

        Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds of Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

        MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

        An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments.

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And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

        Money Market Plus Income - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

        An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

        When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase--you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

        Automatic Asset Accumulation - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

        Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

        Automatic Asset Transfer - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a

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declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

        Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account. The $50 minimum is waived for Required Minimum Distributions from Individual Retirement Accounts.

        NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

        The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 800-848-0920.

        No Sales Charge on Reinvestments - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

        Exchange Privilege - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of fund shares.

Exchanges Among Funds

        Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund's minimum investment requirement (and subject to the investor eligibility requirements for the Gartmore Short Duration Bond Fund).

        Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

        Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your

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exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Short Duration Bond Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Class D, Class X, Class Y and Institutional Service Class shares of the other Gartmore Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class
A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Gartmore Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Gartmore Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Gartmore Fund, respectively (or into Prime Shares of the Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:

BY TELEPHONE

        Automated Voice Response System - You can automatically process exchanges for the Funds (except for the Gartmore Short Duration Bond Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

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        Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

        The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

        The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

        The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

        By Mail or Fax - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

        By On Line Access - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

        Free Checking Writing Privilege (Prime Shares of the Gartmore Money Market Fund Only) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 800-848-0920.

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

                                INVESTOR SERVICES

        Automated Voice Response System - Our toll free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

        Toll Free Information and Assistance - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday). Call toll free: 800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

        Retirement Plans (Not Available With the Tax-Free Income Fund) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

        Shareholder Confirmations - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.

        Consolidated Statements - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

        For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

        Average Cost Statement - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

        Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 800-848-0920.

        Shareholder Reports - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

        Prospectuses - Updated prospectuses will be mailed to you at least annually.

        Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

        Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING MONEY MARKET FUND YIELD

        Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven-calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven-day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class.

        The Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses.

        Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

        There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN

        The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

        Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Short Duration Bond Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

        After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

        Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

        The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Short Duration Bond Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

        The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

        On June 23, 2003, the Montgomery Fund was reorganized with and into the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund is considered the survivor for accounting and performance purposes. Performance shown for the Gartmore Long-Short Equity Plus Fund reflects the returns for the Montgomery Fund through June 22, 2003, and the Gartmore Long-Short Equity Plus Fund from June 23, 2003 through the most recent period shown. From the Montgomery Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMF replaced MAM as the investment adviser for the Montgomery Fund.

NONSTANDARD RETURNS

        The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

        Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

        The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

        Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall

Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

        The Trust presently offers the following 50 series of shares of beneficial interest, without par value and with the various classes listed:

FUND                                                                           SHARE CLASS
----------------------------------------------------   ------------------------------------------------------------
Gartmore Optimal Allocations Fund: Aggressive          Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Optimal Allocations Fund: Moderately          Class A, Class B, Class C, Class R, Institutional Service
Aggressive                                             Class, Institutional Class

Gartmore Optimal Allocations Fund: Moderate            Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Optimal Allocations Fund: Speciality          Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Asia Pacific Leaders Fund                     Class A, Class B, Class C, Institutional Service Class

Gartmore Bond Fund                                     Class A, Class B, Class C, Class D, Class R, Class X,
                                                       Class Y, Institutional Class

Gartmore China Opportunities Fund                      Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Convertible Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Emerging Markets Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore European Leaders Fund                         Class A, Class B, Class C, Institutional Service Class

Gartmore Global Financial Services Fund                Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Global Health Sciences Fund                   Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Global Natural Resources Fund                 Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Global Technology and Communications Fund     Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Global Utilities Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Government Bond Fund                          Class A, Class B, Class C, Class D, Class R, Class X,
                                                       Class Y, Institutional Class

Gartmore Growth Fund                                   Class A, Class B, Class C, Class D, Class R, Institutional
                                                       Service Class, Institutional Class

FUND                                                                           SHARE CLASS
----------------------------------------------------   ------------------------------------------------------------
Gartmore High Yield Bond Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore International Growth Fund                     Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Investor Destinations Aggressive Fund         Class A, Class B, Class C, Class R, Service Class,
                                                       Institutional Class

Gartmore Investor Destinations Moderately Aggressive   Class A, Class B, Class C, Class R, Service Class,
Fund                                                   Institutional Class

Gartmore Investor Destinations Moderate Fund           Class A, Class B, Class C, Class R, Service Class,
                                                       Institutional Class

Gartmore Investor Destinations Moderately              Class A, Class B, Class C, Class R, Service Class,
Conservative Fund                                      Institutional Class

Gartmore Investor Destinations Conservative Fund       Class A, Class B, Class C, Class R, Service Class,
                                                       Institutional Class

Gartmore Large Cap Value Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                       Class

Gartmore Micro Cap Equity Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Mid Cap Growth Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Mid Cap Growth Leaders Fund                   Class A, Class B, Class C, Class D, Class R, Institutional
                                                       Service Class, Institutional Class

Gartmore Money Market Fund                             Service Class, Prime Shares, Class C, Institutional Class

Gartmore Short Duration Bond Fund                      Class A, Class C, Service Class, Institutional Class

Gartmore Morley Enhanced Income Fund                   Class A, Class R, Institutional Class, Institutional Service
                                                       Class

Gartmore Nationwide Fund                               Class A, Class B, Class C, Class D, Class R, Institutional
                                                       Service Class, Institutional Class

Gartmore Nationwide Leaders Fund                       Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore OTC Fund                                      Class A, Class B, Class C, Institutional Service Class,
                                                       Institutional Class

Gartmore Small Cap Fund                                Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Small Cap Growth Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

FUND                                                                           SHARE CLASS
----------------------------------------------------   ------------------------------------------------------------
Gartmore Small Cap Leaders Fund                        Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Tax-Free Income Fund                          Class A, Class B, Class C, Class D, Class X, Class Y

Gartmore Nationwide Principal Protected Fund           Class A, Class B, Class C

Gartmore U.S. Growth Leaders Fund                      Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore U.S. Growth Leaders Long-Short Fund           Class A., Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Value Opportunities Fund                      Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Worldwide Leaders Fund                        Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

Gartmore Bond Index Fund                               Class A, Class B, Class C, Class R, Institutional Class

Gartmore International Index Fund                      Class A, Class B, Class C, Class R, Institutional Class

Gartmore Mid Cap Market Index Fund                     Class A, Class B, Class C, Class R, Institutional Class

Gartmore S&P 500 Index Fund                            Class A, Class B, Class C, Class R, Service Class,
                                                       Institutional Service Class, Local Fund Shares,
                                                       Institutional Class

Gartmore Small Cap Index Fund                          Class A, Class B, Class C, Class R, Institutional Class

NorthPointe Small Cap Value Fund                       Institutional Class

NorthPointe Small Cap Growth Fund                      Class A, Class B, Class C, Class R, Institutional Service
                                                       Class, Institutional Class

        You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

        Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

        To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

        The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Gartmore Tax-Free Income Fund, the Money Market Fund, the Funds of funds and the Gartmore Nationwide Principal Protected Fund.

BUYING A DIVIDEND

        If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS FUNDS

        Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS OF NET INVESTMENT INCOME

        Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, "Qualified Dividend Income for Individuals."

DISTRIBUTIONS OF CAPITAL GAIN

        A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES

        The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

        Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

        Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

        The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a
Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

        PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

        Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

        Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

        To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES

        Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Gartmore Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Any redemption/exchange fees you incur on shares redeemed or exchanged within 90 days after the date they were purchased will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale or exchange.

        Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

        Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

        IF:
        o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

        o You sell some or all of your original shares within 90 days of their purchase, and
        o You reinvest the sales proceeds in the Fund or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

        THEN:
        In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

        Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

        The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

        For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund from the following sources of income:

        o   dividends paid by domestic corporations,
        o   dividends paid by qualified foreign corporations, including:
                -   corporations incorporated in a possession of the U.S.,
                - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
                - corporations whose stock is traded on domestic securities exchange.

        Dividends from corporations exempt from tax, dividends from passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

        Both a Fund and the investor must each separately meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

        While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

        After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. These reduced rates of taxation for qualified dividends are scheduled to expire for taxable years beginning after December 31, 2008, unless extended or made permanent before that date.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

        If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES

        A Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the

Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

        Short sales and securities lending transactions. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

BACKUP WITHHOLDING

        By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

NON-U.S. INVESTORS

        Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

        In general, the United Sates imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends. Certain exceptions may apply. Exempt-interest dividends are not subject to U.S. withholding tax. Capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

        Also, interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

        Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

        A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

        Special U.S. tax certification requirements apply to non-U.S. Shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

ADDITIONAL TAX INFORMATION WITH RESPECT TO GARTMORE TAX-FREE INCOME FUND

        The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST DIVIDENDS

        By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS FROM TAXABLE INCOME

        The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS AND GAIN OR LOSS ON SALE OR EXCHANGE OF YOUR FUND SHARES

        The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

      When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

        The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Fund during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION AT A LOSS WITHIN SIX MONTHS OF PURCHASE

        Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

        Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

        Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE MINIMUM TAX

        Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES

        Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT

        Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE MONEY MARKET FUND

        The tax information described in "Additional General Tax Information for All Funds" above applies to the Money Market Fund, except as noted in this section.

DISTRIBUTIONS OF NET INVESTMENT INCOME

        The Money Market Fund typically declares dividends from its daily net income each day that its net asset value is calculated, and pays such dividends monthly. The Money Market Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Money Market Fund. Any distributions by the Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

        The Money Market Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Money Market Fund is a money market fund, it is not expected to realize any long-term capital gain.

MAINTAINING A $1 SHARE PRICE

        Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Money Market Fund of its net investment income.

REDEMPTION OF FUND SHARES

        Redemptions (including redemptions in kind) and exchanges of Money Market Fund shares are taxable transactions for federal and state income tax purposes. Because the Money Market Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Money Market Fund shares for shares of a different Gartmore Fund is the same as a sale.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

        Because the Money Market Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

        Because the Money Market Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL INFORMATION FOR THE FUNDS OF FUNDS

        Each of the Funds of Funds invests in one or more Underlying Funds. The tax consequences of an investment in a Fund of Funds are generally the same as the consequences of investment in a non-Fund of Funds, except as noted below.

DISTRIBUTIONS OF NET INVESTMENT INCOME

        A Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income (other than qualified dividend income received by individuals) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS OF CAPITAL GAIN

        An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gain will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

        Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of

Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

        Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

U.S. GOVERNMENT SECURITIES

        The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

                               MAJOR SHAREHOLDERS

        As of February 14, 2005, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust, and less than 1% of any class of shares of any Fund, with the exception of the following:

                                                                PERCENT OF THE
                                                                   TOTAL CLASS
                                                                       HELD BY
                                                                      TRUSTEES
                                                                  AND OFFICERS
FUND/CLASS                                     NO. OF SHARES        AS A GROUP
--------------------------------------------   -------------   ---------------
Gartmore Emerging Markets Fund - Class A          20,174.457              1.66%
Gartmore Nationwide Leaders Fund - Class A          8,182.65              4.96%
Gartmore Global Natural Resources
 Fund - Class A                                    6,245.665             22.00%

As of February 14, 2005, the following shareholders held five percent or greater of the shares of a class of a Fund:

                                                                PERCENT OF THE
                                                                   CLASS TOTAL
                                                                ASSETS HELD BY
FUND/CLASS                                     NO. OF SHARES   THE SHAREHOLDER
--------------------------------------------   -------------   ---------------
GARTMORE BOND FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             258301.534             28.43%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             201395.238             22.17%

GARTMORE BOND FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               4184.911             32.31%

RAYMOND C BALDWIN
221 WALDEN CT
EAST MORICHES NY 11940                              2609.603             20.15%

WILLIAM F MILLER
09634 ST RT 34
BRYAN OH 4350                                        2303.76             17.79%

GARTMORE BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              38364.196             77.61%

PAUL W ROOP
1204 OVERLOOK DR
BECKLEY WV 25801                                    8252.398             16.69%

GARTMORE BOND FUND CLASS D

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            3730640.916             33.19%

GARTMORE BOND FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            107.683            100.00%

GARTMORE BOND FUND CLASS X

BEATRICE BERGER
670 APPLE ST
RED HILL PA 180761355                              24212.674              6.98%

GARTMORE BOND FUND CLASS Y

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                4281.12             17.75%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER WV 25813                                     3832.003             15.89%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    2599.951             10.78%

RAYMOND JAMES FINANCIAL SERVICES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                              2434.121             10.09%

DONNA J GARST
718 WARREN AVE
BELPRE OH 45714                                     1763.115              7.31%

GARTMORE BOND INDEX FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            2924893.533             78.40%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             750697.129             20.12%

GARTMORE BOND INDEX FUND CLASS B

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI 02879                                   7465.42             31.68%

H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT MI 48166                                    4381.597             18.59%

MARCIA D BLAZER
1451 ELM HILL PIKE UNIT 257
NASHVILLE TN 37210                                  2944.178             12.49%

DAVID R BUNNELL
5 WETOMACHICK AVE
WESTERLY RI 02891                                   1687.829              7.16%

GARTMORE BOND INDEX FUND
 INSTITUTIONALITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                           44262076.774             43.13%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                           20904851.785             20.37%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                           20753971.023             20.22%

NSAT
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH 43219                               13036884.793             12.70%

GARTMORE CONVERTIBLE FUND
 INSTITUTIONALITUTIONAL CLASS

FABCO FBO AMA
700 17TH STREET
SUITE 300
DENVER CO 80202                                  2223170.932             70.45%

FABCO FBO AMA
ATTN 11901101129697
PO BOX 105870 CTR 3144
ATLANTA GA 30348                                  515364.301             16.33%

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             306788.453              9.72%

GARTMORE CONVERTIBLE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             124633.009             43.80%

SHERRERD FOUNDATION
100 FRONT ST
WEST CONSHOHOCKEN PA 19428                          50778.83             17.85%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 10281100                               24686.611              8.68%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               18209.879              6.40%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                16874.45              5.93%

GARTMORE CONVERTIBLE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              24275.794             91.06%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                2283.973              8.57%

GARTMORE CONVERTIBLE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             320488.385             80.96%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                62052.192             15.67%

GARTMORE CONVERTIBLE FUND INSTITUTIONALITUTIONAL
 SERVICE CLASS

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                24169.184             75.98%

IRIS F BROWN
IRIS F BROWN DECLARATION OF TRUST
1004 MONROE DRIVE
WARWICK PA 18974                                    7639.119             24.02%

GARTMORE EMERGING MARKETS FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             436035.835             35.96%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             254012.696             20.95%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             178854.595             14.75%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             119436.101              9.85%

GARTMORE EMERGING MARKETS FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              178478.17             67.74%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              37238.091             14.13%

GARTMORE EMERGING MARKETS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             160307.187             70.09%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                27156.994             11.87%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               19979.384              8.74%

GARTMORE EMERGING MARKETS FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                 95.684            100.00%

GARTMORE EMERGING MARKETS FUND
 INSTITUTIONALITUTIONAL SERVICE CLASS

DRAKE & CO
1 COURT SQ
FBO 510013
LONG ISLAND CITY NY 11120                         182087.266             50.41%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             179158.901             49.59%

GARTMORE GLOBAL FINANCIAL SERVICES FUND
 INSTITUTIONALITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              88428.475            100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND
 CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                               88195.28             37.39%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              71302.904             30.23%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                   29820.29             12.64%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              87627.992             94.51%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              87724.545             83.07%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              10164.809              9.63%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS R

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                 93.059            100.00%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             260031.507             39.45%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              90891.926             13.79%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              73066.817             11.08%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              59275.629              8.99%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                             41917.948              6.36%

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                             35680.182              5.41%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              90859.267             82.35%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                8553.48              7.75%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              209965.98             89.67%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                100.159            100.00%

GARTMORE GLOBAL HEALTH SCIENCES FUND
 INSTITUTIONALITUTIONAL SERVICES CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             374860.649             80.47%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              90882.769             19.51%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION
 FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             259536.372             31.28%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             179941.703             21.69%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              49869.976              6.01%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND
 CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             179738.478             60.86%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               17110.224              5.79%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND
 CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              14059.324             61.91%

ADP CLEARING & OUTSOURCING SERVICES, INC.
26 BROADWAY
NEW YORK NY 10004                                   2179.812              9.60%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    1890.278              8.32%

STEPHENS INC.
111 CENTER STREET
LITTLE ROCK AR 72201                                1587.302              6.99%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION
 FUND INSTITUTIONALITUTIONAL SERVICES CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              897927.99             83.31%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             179941.595             16.69%

GARTMORE GLOBAL UTILITIES FUND INSTITUTIONAL
 SERVICES CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                               78688.91            100.00%

GARTMORE GLOBAL UTILITIES FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              78336.771             48.79%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              37250.973             23.20%

GARTMORE GLOBAL UTILITIES FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                               77307.11             84.24%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               10809.79             11.78%

GARTMORE GLOBAL UTILITIES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             231022.465             74.54%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              77504.637             25.01%

GARTMORE GLOBAL UTILITIES FUND CLASS R

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                 112.47            100.00%

GARTMORE GOVERNMENT BOND FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA 19428                            2657957.151             51.24%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            1783773.762             34.39%

GARTMORE GOVERNMENT BOND FUND CLASS B

BEVERLY B ATOR
PO BOX 545
TIFFIN OH 44883                                     5583.257             33.13%

JOSEPH W PUTNAK
617 INDIANA ST
MONONGAHELA PA 15063                                5048.652             29.96%

MARY P MORSE
1656 STATE ROUTE 221
MARATHON NY 13803                                   1221.153              7.25%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                973.796              5.78%

GARTMORE GOVERNMENT BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              15617.933             57.91%

CLIFFORD F BARTLETT
KAREN L BIALEK
201 ROBIN HOOD LANE
ELKINS WV 26241                                     4697.531             17.42%

ALLEN M RICHMOND
423 WALTON DR
BUFFALO NY 14225                                    2961.987             10.98%

ROBERT W BAIRD & CO INC.
777 EAST WISCONSIN AVE
MILWAUKEE WI 53202                                  2906.462             10.78%

GARTMORE GOVERNMENT BOND FUND CLASS D

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            6234997.871             56.25%

GARTMORE GOVERNMENT BOND FUND CLASS X

BETTY A CONNER
6945 BLACK WALNUT ST
ROANOKE VA 24019                                   22357.231              5.58%

GARTMORE GOVERNMENT BOND FUND CLASS Y

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              21902.485             24.94%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA 30047                                   18266.279             20.80%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA 30047                                    18208.29             20.74%

THOMAS E FREECE
1029 CARDINAL RD
AUDUBON PA 194032203                                5027.471              5.73%

CONSTANCE J WESTREICH
725 A HERITAGE VILLAGE
SOUTHBURY CT 06488                                  5014.191              5.71%

GARTMORE GROWTH FUND INSTITUTIONAL SERVICESC
 CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                            156.959            100.00%

GARTMORE GROWTH FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            3201341.249             67.30%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              255002.21              5.36%

GARTMORE GROWTH FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    8961.662             22.06%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                              7219.865             17.77%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               4443.046             10.94%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                3477.603              8.56%

GARTMORE GROWTH FUND CLASS D

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            2104715.496              6.28%

GARTMORE GROWTH FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            173.828            100.00%

GARTMORE HIGH YIELD BOND FUND INSTITUTIONAL
 SERVICES CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                            2122361.946             84.35%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             393718.661             15.65%

GARTMORE HIGH YIELD BOND FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              90793.744             20.25%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE NY 142212435                          87205.296             19.45%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               38038.209              8.49%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              26041.051              5.81%

GARTMORE HIGH YIELD BOND FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              63390.132             62.36%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                5379.799              5.29%

GARTMORE HIGH YIELD BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             178464.149             78.75%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                               14348.751              6.33%

STEPHENS INC.
111 CENTER STREET
LITTLE ROCK AR 72201                               12313.842              5.43%

GARTMORE INTERNATIONAL GROWTH FUND CLASS A

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             334643.902             83.15%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              20899.699              5.19%

GARTMORE INTERNATIONAL GROWTH FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             334295.115             93.62%

GARTMORE INTERNATIONAL GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              10096.939             74.93%

GRACE A DIPPEL
PO BOX 136
MANCHACA TX 78652                                   1098.674              8.15%

RONALD ROGERS
SUSAN ROGERS
92 COLCORD RD
EFFINGHAM NH 03882                                   959.489              7.12%

RAYMOND JAMES & ASSOCIATES
880 CARILLON PARKWAY                                 681.889              5.06%

GARTMORE INTERNATIONAL GROWTH FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                138.616            100.00%

GARTMORE INTERNATIONAL GROWTH FUND INSTITUTIONAL
 SERVICES CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             335202.346            100.00%

GARTMORE INTERNATIONAL INDEX FUND CLASS A

NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 5
CONSHOHOCKEN PA 19428                            2977235.312             72.82%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            1005554.362             24.59%

GARTMORE INTERNATIONAL INDEX FUND CLASS B

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                7086.692             23.08%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 5573.028             18.15%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               3143.644             10.24%

GARTMORE INTERNATIONAL INDEX FUND INSTITUTIONAL
 CLASS

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                           45910114.819             37.13%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                           34985798.411             28.29%

NSAT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                               28986314.546             23.44%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            7808176.789              6.31%

GARTMORE INVESTOR DESTINATION AGGRESSIVE
 FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            1689359.255             51.69%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             429709.031             13.15%

GARTMORE INVESTOR DESTINATION AGGRESSIVE
 FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             342718.995             34.22%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              139221.209             13.90%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                83902.266              8.38%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                               72083.093              7.20%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                              56837.156              5.68%

GARTMORE INVESTOR DESTINATION AGGRESSIVE FUND
 CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            5005272.488             77.96%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               342430.573              5.33%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                              341344.799              5.32%

GARTMORE INVESTOR DESTINATION AGGRESSIVE
 FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               5669.338             97.65%

GARTMORE INVESTOR DESTINATION AGGRESSIVE
 FUND SERVICES CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           20829680.626             55.56%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           14937400.477             39.84%

GARTMORE INVESTOR DESTINATION CONSERVATIVE
 FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              220294.33             37.79%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              111848.252             19.19%

GARTMORE INVESTOR DESTINATION CONSERVATIVE
 FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             168352.085             45.78%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               77363.551             21.04%

GARTMORE INVESTOR DESTINATION CONSERVATIVE
 FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             1154276.43             71.16%

GARTMORE INVESTOR DESTINATION CONSERVATIVE
 FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            104.905             62.03%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                 64.216             37.97%

GARTMORE INVESTOR DESTINATION CONSERVATIVE
 FUND SERVICES CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            7648295.952             66.20%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            2574182.128             22.28%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            1245006.187             10.78%

GARTMORE INVESTOR DESTINATION MODERATE
 AGGRESSIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            2304688.917             49.54%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              402136.197              8.64%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             270892.581              5.82%

GARTMORE INVESTOR DESTINATION MODERATE
 AGGRESSIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            1084699.507             41.45%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              291066.769             11.12%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               265881.439             10.16%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                              153578.764              5.87%

GARTMORE INVESTOR DESTINATION MODERATE
 AGGRESSIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            9777964.863             75.44%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                         857076.430000001              6.61%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                        783178.219999999              6.04%

GARTMORE INVESTOR DESTINATION MODERATE
 AGGRESSIVE FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              13763.268             99.08%

GARTMORE INVESTOR DESTINATION MODERATE
 AGGRESSIVE FUND SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           32721758.529             56.82%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           22187541.656             38.53%

GARTMORE INVESTOR DESTINATION MODERATE
 CONSERVATIVE CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             423046.278             34.09%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              263308.926             21.22%

GARTMORE INVESTOR DESTINATION MODERATE
 CONSERVATIVE CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             250497.282             48.23%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                43436.108              8.36%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               40195.189              7.74%

GARTMORE INVESTOR DESTINATION MODERATE
 CONSERVATIVE CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            2231261.187             70.20%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               214619.553              6.75%

GARTMORE INVESTOR DESTINATION MODERATE
 CONSERVATIVE CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            109.851             52.34%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                100.036             47.66%

GARTMORE INVESTOR DESTINATION MODERATE
 CONSERVATIVE SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           10314927.788             65.71%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             4329946.55             27.58%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             955462.743              6.09%

GARTMORE INVESTOR DESTINATION MODERATE
 FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             2062330.14             46.89%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              471132.725             10.71%

GARTMORE INVESTOR DESTINATION MODERATE
 FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC.
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                            1063967.175             45.96%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              270421.423             11.68%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                180363.05              7.79%

GARTMORE INVESTOR DESTINATION MODERATE
 FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC.
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                            9299362.223             75.26%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               788189.471              6.38%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              651872.638              5.28%

GARTMORE INVESTOR DESTINATION MODERATE
 FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               4372.512             97.40%

GARTMORE INVESTOR DESTINATION MODERATE
 FUND SERVICES CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           32357917.628             55.90%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           16708183.974             28.87%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            8243617.489             14.24%

GARTMORE LARGE CAP VALUE FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA 19428                             1761317.45             85.47%

GARTMORE LARGE CAP VALUE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC.
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                              10724.645             12.30%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                               6964.686              7.99%

LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY FL 34653                            4671.628              5.36%

GARTMORE LARGE CAP VALUE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              84654.175             48.66%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                              79888.817             45.92%

GARTMORE LARGE CAP VALUE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            101.985            100.00%

GARTMORE MICRO CAP EQUITY FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            1901435.326             41.81%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                        425892.185000001              9.37%

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                            405807.673              8.92%

LEHMAN BROTHERS
399 PARK AVE 6TH FLOOR
NEW YORK NY 10022                                  320611.72              7.05%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             286951.211              6.31%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                             240855.56              5.30%

GARTMORE MICRO CAP EQUITY FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             241414.021             57.01%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                44910.327             10.61%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                               28146.849              6.65%

GARTMORE MICRO CAP EQUITY FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            1524136.603             70.51%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                              155482.187              7.19%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               152595.735              7.06%

GARTMORE MICRO CAP EQUITY FUND CLASS R

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                 58.571            100.00%

GARTMORE MICRO CAP EQUITY FUND INSTITUTIONAL
 CLASS

ICMA-RC SERVICES, LLC
777 NORTH CAPITOL STREET NE
WASHINGTON DC 20002                               263069.342             60.09%

VIRGINIA HOLDINGS LLC
201 INTERNATIONAL CIRCLE
HUNT VALLEY MD 21030                               88978.046             20.32%

GARTMORE AM SPECIALTY
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                              44490.162             10.16%

BYRD & CO
123 S BROAD ST
C/O WACHOVIA BANK
PHILADELPHIA PA 19109                              36946.301              8.44%

GARTMORE MICRO CAP EQUITY FUND INSTITUTIONAL
 SERVICE

HERSHEY TRUST COMPANY
100 MANSION RD
HERSHEY PA 170330445                                5793.449             68.95%

MITRA CO
C O MARSHALL ILSLEY TRUST CO
PO BOX 2977
MILWAUKEE WI 532012977                              2556.747             30.43%

GARTMORE MID CAP GROWTH FUND CLASS A

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                  23276.177             20.09%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              15555.563             13.43%

ROBERT D GLISE
9245 KELLY LAKE DR
CLARKSTON MI 48348                                 10868.497              9.38%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                               10620.026              9.17%

CHRISTIAN G GRIECO
31 MCMILLEN PL
DELMAR NY 12054                                     5851.175              5.05%

GARTMORE MID CAP GROWTH FUND CLASS B

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 4430.473             39.55%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               2284.388             20.39%

MELISSA P ARTHUR
2191 RIVER RD
SOUTH BOSTON VA 24592                                683.198              6.10%

GARTMORE MID CAP GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              10904.692             66.59%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                1735.825             10.60%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                1642.578             10.03%

GARTMORE MID CAP GROWTH FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                             82.102            100.00%

GARTMORE MID CAP GROWTH FUND INSTITUTIONAL CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                             107186.736             89.58%

GARTMORE MID CAP GROWTH LEADERS FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             115163.947             26.07%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              31139.422              7.05%

GARTMORE MID CAP GROWTH LEADERS FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    1530.181             21.09%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               1022.552             14.10%

GRACE A DIPPEL
PO BOX 136
MANCHACA TX 78652                                    802.636             11.06%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME 04092                                   707.464              9.75%

AMERITRADE, INC.
1005 NORTH AMERITRADE PLACE
BELLEVUE NE 68005                                    706.714              9.74%

GARTMORE MID CAP GROWTH LEADERS FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                             87.184            100.00%

GARTMORE MID CAP MARKET INDEX FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            3243450.944             51.78%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            2380729.093             38.00%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             505317.171              8.07%

GARTMORE MID CAP MARKET INDEX FUND CLASS B

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                13299.645             24.88%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                               9382.976             17.55%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                              9357.388             17.50%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               2837.202              5.31%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                2687.051              5.03%

GARTMORE MID CAP MARKET INDEX FUND CLASS C

RAYMOND JAMES & ASSOCIATES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                              1801.758             88.00%

CHARLOTTE H SMITH
4732 GLENN STREET
NORTH CHARLESTON SC 29405                            165.624              8.09%

GARTMORE MID CAP MARKET INDEX FUND
 INSTITUTIONAL CLASS

INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                               24173325.507             52.41%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                            8367185.859             18.14%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            8327256.469             18.05%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            3145215.268              6.82%

GARTMORE MONEY MARKET FUND PRIME SHARES C

MARYANN MACKLIN
MACKLIN INC. PENSION PLAN & TRUST
6089 SOUTH DEMENT RD
ROCHELLE IL 61068                                  115522.82             35.42%

NICHOLAS D CATSOS
108 WATERBERRY DR
TARPON SPRINGS FL 34688                             44928.62             13.78%

HOPE ETERNAL UNITED METHODIST CHURCH
PO BOX 38
NEWPORT PA 17074                                     29542.2              9.06%

KATHRYN A TERRY
200 E HIGHLAND DR
ZANESVILLE OH 43701                                 21757.08              6.67%

JUDITH S MCCOY
124 SANDRA LN
LADSON SC 29456                                     20303.71              6.23%

FRANKLIN R O'FERRALL
5971 RT 14
EAST NEW MARKET MD 21631                            20167.45              6.18%

GARTMORE MONEY MARKET FUND INSTITUTIONAL CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           685151739.03             60.00%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           443442812.06             38.83%

GARTMORE MONEY MARKET FUND PRIME SHARES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                          103712136.557             33.03%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            22984271.36              7.32%

GARTMORE MONEY MARKET FUND SERVICE CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             6418378.69             95.66%

GARTMORE MORLEY ENHANCED INCOME FUND
 INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 43219600                            15990585.595             41.56%

NSAT
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH 43219                                9364266.467             24.34%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            8925011.701             23.20%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            4196245.132             10.91%

GARTMORE MORLEY ENHANCED INCOME FUND
 INSTITUTIONAL SERVICES

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES
1200 RIVER RD
CONSHOHOCKEN PA 19428                             762501.939             99.84%

GARTMORE MORLEY ENHANCED INCOME FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              49001.607             34.28%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               41909.533             29.32%

ELEANOR G O'NEIL
CHARLES J O'NEIL
3 VALLEY VIEW DR
EAST GRANBY CT 060269585                            11292.92              7.90%

GARTMORE MORLEY ENHANCED INCOME FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            110.023            100.00%

GARTMORE NATIONWIDE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                            3096243.623             44.25%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            1436075.313             20.52%

GARTMORE NATIONWIDE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              22469.758             44.30%

WELLS FARGO INVESTMENTS, LLC
420 MONTGOMERY STREET
SAN FRANCISCO CA 94102                              4116.586              8.12%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    2685.325              5.29%

GARTMORE NATIONWIDE FUND CLASS D

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           18575950.467             31.30%

GARTMORE NATIONWIDE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                              58.46            100.00%

GARTMORE NATIONWIDE LEADERS FUND INSTITUTIONAL
 SERVICESC CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             308628.654            100.00%

GARTMORE NATIONWIDE LEADERS FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              26585.677             16.13%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                             20275.051             12.30%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN OH 43017                                    10528.981              6.39%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE OH 4395                           9801.172              5.95%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                   9319.036              5.65%

GARTMORE NATIONWIDE LEADERS FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                               26515.61             68.98%

BRUCE G REICHERT
6416 GLACIER PL
C/O BRENT REICHERT
EDINA MN 554361808                                  1932.407              5.03%

GARTMORE NATIONWIDE LEADERS FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                              26515.735             63.27%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               4936.583             11.78%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 2480.965              5.92%

STEPHENS INC.
111 CENTER STREET
LITTLE ROCK AR 72201                                2188.555              5.22%

GARTMORE NATIONWIDE LEADERS FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                              96.48            100.00%

GARTMORE S&P 500 INDEX FUND CLASS A

RELIANCE TRUST COMPANY
8515 E ORCHARD RD  2T2
GREENWOOD VILLAGE CO 80111                        121672.241             12.12%

FTC & CO
PO BOX 173736
DENVER CO 802173736                                61360.369              6.11%

TRUSTLYNX & CO
PO BOX 173736
TRUSTLYNX
DENVER CO 802173736                                59689.571              5.94%

GARTMORE S&P 500 INDEX FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              98872.859             19.65%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                40788.837              8.11%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               38477.706              7.65%

GARTMORE S&P 500 INDEX FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC.
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                              16437.951             38.73%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                13477.875             31.76%

JEAN E OED
GEORGE H OED
415 RUSSELL AVE APT 112
GAITHERSBURG MD 20877                              10437.361             24.59%

GARTMORE S&P 500 INDEX FUND INSTITUTIONAL
 CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                            55778229.91             38.30%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                           44188692.624             30.34%

INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                               27626471.545             18.97%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                           12449071.597              8.55%

GARTMORE S&P 500 INDEX FUND INSTITUTIONAL
 SERVICESC CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            6762071.725             93.47%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             472164.892              6.53%

GARTMORE S&P 500 INDEX FUND LOCAL

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                          10929.082            100.00%

GARTMORE S&P 500 INDEX FUND SERVICESC CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           32142725.652             58.52%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                           22754398.343             41.42%

GARTMORE SHORT DURATION BOND FUND
 INSTITUTIONAL CLASS

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             720964.179             40.21%

SEI PRIVATE TRUST COMPANY
C/O M&T BANK ID 337
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456                                     273164.202             15.24%

MCB TRUST SERVICES CUST
SUITE 300
DENVER CO 80202                                   170568.725              9.51%

NASSAU ANESTHESIA ASSOCIATES PC PS PLAN
216 1ST STREET
MINEOLA NY 11501                                   164296.27              9.16%

RAYMOND JAMES FINANCIAL SERVICES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                            126337.277              7.05%

GARTMORE SHORT DURATION BOND FUND IRA CLASS

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                           2466184.069             22.29%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                            1657307.105             14.98%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                            1607535.36             14.53%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                             1388485.466             12.55%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                              565082.819              5.11%

GARTMORE SHORT DURATION BOND FUND CLASS A

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                39082.46             48.27%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 19316.13             23.86%

RODNEY A SMITH
3132 MAPLE CREEK DR
ZANESVILLE OH 437017554                             5311.419              6.56%

GARTMORE SHORT DURATION BOND FUND SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            6668067.488             52.98%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003
                                                 1077180.655              8.56%
CIRCLE TRUST COMPANY TRUSTEE
ONE STATION PLACE
METRO CENTER
STAMFORD CT 06902                                 935150.698              7.43%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             741136.501              5.89%

GARTMORE SMALL CAP FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            1283603.301             80.83%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                              98493.411              6.20%

GARTMORE SMALL CAP FUND CLASS B

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                10401.404              9.27%

GARTMORE SMALL CAP FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               14644.42             50.61%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                              3715.466             12.84%

GARTMORE SMALL CAP FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                             80.259            100.00%

GARTMORE SMALL CAP FUND INSTITUTIONAL
 SERVICESC CLASS

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                                516.726             99.77%

GARTMORE SMALL CAP INDEX FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            3960060.727             60.93%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                            2394419.171             36.84%

GARTMORE SMALL CAP INDEX FUND CLASS B

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 6255.595             19.26%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                              6089.326             18.75%

RAYMOND JAMES & ASSOCIATES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                              3128.076              9.63%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                2104.329              6.48%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI 02879                                  1642.206              5.06%

GARTMORE SMALL CAP INDEX FUND CLASS C

RAYMOND JAMES & ASSOCIATES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                              2131.563             95.83%

GARTMORE SMALL CAP INDEX FUND INSTITUTIONAL
 CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                            8040171.587             37.32%

NSAT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                                6664263.083             30.93%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                            6331217.289             29.38%

GARTMORE TAX-FREE INCOME FUND CLASS B

DOUGLAS J LLEWELLYN
43 PUTTING GREEN LN
PENFIELD NY 145262548                               17267.88             38.28%

SHIRLEY J AUCK
7307 STATE ROUTE 96
CRESTLINE OH 448279223                              7602.752             16.85%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                               3809.014              8.44%

ROBERT W KEANE
111 FELDSPAR DR
SYRACUSE NY 13219                                   3409.481              7.56%

GWEN E MILLER
679 LOWER GRIMES RD
PORT ALLEGANY PA 167434727                          3193.098              7.08%

LESTER J BRANDEWIE
LESTER J BRANDEWIE LIVINGTRUST
2030 GOLF VIEW DR
CELINA OH 458228347                                 2358.491              5.23%

GLEN O SILCOTT
3305 FISHWORM RD
CEDARVILLE OH 45314                                 2340.391              5.19%

MICHAEL G MOYTA
611 SIXTH AVE
FORD CITY PA 16226                                   2323.42              5.15%

GARTMORE TAX-FREE INCOME FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              75805.099             67.10%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                21184.887             18.75%

NANCY ANN MCALEXANDER
614 BARBARA DR
TIPP CITY OH 45371                                  8202.477              7.26%

ANNA D'AMICO
6729 CALLA RD
NEW MIDDLETOWN OH 44442                             5886.285              5.21%

GARTMORE TAX-FREE INCOME FUND CLASS X

JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON OH 435456701                              46562.923              7.94%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
2634 5TH AVE
MC KEESPORT PA 151321137                           41579.781              7.09%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE NC 278340878                            38522.313              6.57%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              31262.167              5.33%

GARTMORE TAX-FREE INCOME FUND CLASS Y

HAROLD W HOWARD
MEYEARLINE HOWARD
RT 2 BOX 571
SAINT GEORGE GA 31562                              19210.476             41.14%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA GA 30350                                    5152.473             11.03%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS TX 77429                                    4653.715              9.97%

POLLY A HOPKINS
306 ANITA DR
WESTMINSTITUTIONALER MD 21157                       3180.394              6.81%

YOLANDA S RHODES
PO BOX 1375
BELLE GLADE FL 334306375                            3077.018              6.59%

LINDA TOUCHTON-SAWYER
8824 SKYMASTER DR
NEW PORT RICHEY FL 34654                            3010.377              6.45%

E JANE MOFFITT
DONALD E MOFFITT
2200 ROAD 7
WEST LIBERTY OH 43357                               2532.426              5.42%

GARTMORE U.S. GROWTH LEADERS FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             490188.598             17.21%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             403474.941             14.17%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             381156.335             13.38%

FIDELITY INVESTMENTS INSTITUTIONAL OPS COMPANY
100 MAGELLAN WAY
COVINGTON KY 41015                                371804.248             13.06%

LINSCO PRIVATE LEDGER
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                            285190.044             10.01%

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             274147.038              9.63%

GARTMORE U.S. GROWTH LEADERS FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              69864.518             20.92%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              60275.473             18.05%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 34226.79             10.25%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                              29498.271              8.83%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               17784.058              5.33%

GARTMORE U.S. GROWTH LEADERS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             193811.192             32.20%

OPPENHEIMER & CO INC.
125 BROAD STREET
NEW YORK NY 10004                                  137303.08             22.81%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                               113144.166             18.80%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               35534.966              5.90%

OPPENHEIMER & CO INC.
125 BROAD STREET
NEW YORK NY 10004                                  35416.542              5.88%

GARTMORE U.S. GROWTH LEADERS FUND
 INSTITUTIONAL SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             740338.485             91.38%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                              69845.886              8.62%

GARTMORE US GRWTH LEADERS LONG-SHORT CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                             935359.491             33.03%

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                            368278.545             13.00%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             146790.053              5.18%

GARTMORE US GRWTH LEADERS LONG-SHORT CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              78797.674             93.95%

GARTMORE US GRWTH LEADERS LONG-SHORT CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                            1549837.266             96.63%

GARTMORE US GRWTH LEADERS LONG-SHORT
 INSTITUTIONAL

GARTMORE AM SPECIALTY
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                             116702.102             74.31%

GARTMORE AM MODERATE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                              18418.861             11.73%

GARTMORE AM MODERATELY AGGRESSIVE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                              12339.644              7.86%

GARTMORE AM AGGRESSIVE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                               9590.108              6.11%

GARTMORE VALUE OPPORTUNITIES FUND CLASS A

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             259108.023             30.56%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                              167091.787             19.71%

GARTMORE VALUE OPPORTUNITIES FUND CLASS B

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                               38208.684             19.78%

LEGG MASON WOOD WALKER, INCORPORATED
100 LIGHT ST 4TH FLOOR
BALTIMORE MD 21202                                 10105.022              5.23%

GARTMORE VALUE OPPORTUNITIES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                              28897.801             53.49%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                6703.486             12.41%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 5758.537             10.66%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    4350.967              8.05%

GARTMORE VALUE OPPORTUNITIES FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                             77.652            100.00%

GARTMORE VALUE OPPORTUNITIES FUND
 INSTITUTIONAL SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             1014143.02            100.00%

GARTMORE WORLDWIDE LEADER FUNDS CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                            153.219            100.00%

GARTMORE WORLDWIDE LEADERS FUND CLASS A

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                            963964.404             25.47%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                             296958.791              7.85%

GARTMORE WORLDWIDE LEADERS FUND CLASS B

RAYMOND JAMES & ASSOCIATES
880 CARILLON PARKWAY
ST PETERSBURG FL 33716                              6474.438             37.28%

A. G. EDWARDS & SONS, INC.
ONE NORTH JEFFERSON AVE
SAINT LOUIS MO 63103                                2303.833             13.26%

FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060                                 1711.239              9.85%

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                           1672.629              9.63%

JAVIER ALFONSO
22 ROBERTSON AVE
WHITE PLAINS NY 10606                                930.167              5.36%

GARTMORE WORLDWIDE LEADERS FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK NY 102811003                               2002.004             27.87%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY NJ 07399                                1771.698             24.66%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                    1356.417             18.88%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC 29605                                  807.261             11.24%

MERRILL LYNCH PIERCE FENNER & SMITH
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246                                684.199              9.52%

GARTMORE WORLDWIDE LEADERS FUND
 INSTITUTIONAL SERVICES

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432192029                             239587.918             99.33%

NORTHPOINTE SMALL CAP VALUE FUND

HUDSON- WEBBER FOUNDATION
333 W FORT ST STE 1310
DETROIT MI 48226                                  932353.214             35.83%

GARRETT EVANGELICAL THEOLOGICAL SEMINARY
2121 SHERIDAN RD
EVANSTON IL 60201                                 359416.471             13.81%

SEI PRIVATE TRUST COMPANY
C/O WACHOVIA
1 FREEDOM VALLEY DRIVE
OAKS PA 19456                                     308966.086             11.87%

JP MORGAN INVEST LLC
ONE BEACON STREET
BOSTON MA 02108                                   298685.406             11.48%

INTERNATIONAL ASSOCIATION OF MACHINIST
AND AEROSPACE WORKERS LOCAL 2848
30700 TELEGRAPH STE 4601 PO BOX 3039
BHAM MI 48012                                     210973.793              8.11%

COMERICA BANK
JACKSON COUNTY COMMUNITY FOUNDATION
411 W LAFAYETTE MC 3446
DETROIT MI 482753446                              134709.705              5.18%

----------

        To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds listed above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

        Nationwide Life Insurance Company, One Nationwide Plaza, Columbus,
Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations as of the date of this SAI, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares, but that shortly thereafter, such ownership will decrease as sales are made to the public.

                              FINANCIAL STATEMENTS

        The Report of Independent Registered Public Accounting Firm and Financial Statements for the Trust for the fiscal year ended October 31, 2004 in the Trust's Annual Report are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.

APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC     Bonds are considered a high default risk. Default is a real
and C       possibility. Capacity for C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.
            A 'CC' rating indicates that default of some kind appears probable.
            'C' rating signal imminent default.

DDD, DD     Bonds are in default. Such bonds are not meeting current obligations
and D       and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

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                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the

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level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST, GARTMORE GLOBAL ASSET MANAGEMENT TRUST, GARTMORE SA CAPITAL TRUST, GARTMORE MORLEY CAPITAL MANAGEMENT, INC., NORTHPOINTE CAPITAL, LLC, CODA CAPITAL MANAGEMENT, LLC

GENERAL

        The Board of Trustees of the Funds has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

        Each of Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore SA Capital Trust, Gartmore Morley Capital Management, Inc., NorthPointe Capital, LLC, and Coda Capital Management, LLC. (hereinafter referred to collectively as "Gartmore"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Gartmore provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the "Clients").

        Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that Gartmore performs for Clients. Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of advisory clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, Gartmore has adopted proxy voting guidelines (the "Gartmore Proxy Voting Guidelines") to assist Gartmore in making proxy voting decisions and in developing procedures for effecting those decisions. The Gartmore Proxy Voting Guidelines are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

        The Gartmore Proxy Voting Policies address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

        The proxy voting records of the Funds will be available to shareholders on the Trust's website, gartmorefunds.com, and the SEC's website beginning September, 2004.

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HOW PROXIES ARE VOTED

        Gartmore has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by Gartmore. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Gartmore personnel has reviewed, and will continue to review annually, Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

        Specifically, ISS assists Gartmore in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Gartmore Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Gartmore, generally will result in proxy voting decisions which serve the best economic interests of Clients. Gartmore has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Gartmore on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Gartmore; and (ii) Gartmore will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

        Gartmore and Gartmore's subsidiaries do not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Gartmore generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Clients do not reflect any conflict of interest. Nevertheless, the Gartmore Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

        The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of Gartmore (or between a Client and those of any of Gartmore's affiliates, including Gartmore Distribution Services, Inc., and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Gartmore. The chief counsel for Gartmore then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Gartmore then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

        Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which Gartmore will not process a proxy because it is impractical or too expensive to do so. For example, Gartmore will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy

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outweighs the benefit of voting the foreign proxy, when Gartmore has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Gartmore generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

        For any Fund, or portion of a Fund that is directly managed by a sub-adviser (other than Gartmore), the Trustees of the Fund and Gartmore have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Gartmore for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Gartmore and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

VOTE FOR PROPOSALS TO RATIFY AUDITORS, UNLESS ANY OF THE FOLLOWING APPLY:
     o An auditor has a financial interest in or association with the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

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MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

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4.   PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

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Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders
     o It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

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10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FUND ASSET MANAGEMENT, L.P. (DBA MERCURY ADVISERS)

        Mercury Advisers has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, Mercury's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that Mercury believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that Mercury considers the interests of its clients, including the Funds, and not the interests of Mercury, when voting proxies and that real (or perceived) material conflicts that may arise between Mercury's interest and those of its clients are properly addressed and resolved.

        In order to implement the Proxy Voting Procedures, Mercury has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of Mercury's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from Mercury's Legal department appointed by Mercury's General Counsel. The Committee's membership shall be limited to full-time employees of Mercury. No person with any investment banking, trading, retail brokerage or research responsibilities for Mercury's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with Mercury might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to Mercury and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for Mercury and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

        The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. Mercury believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are,

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therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for Mercury on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that Mercury will generally seek to vote proxies over which it exercises voting authority in a uniform manner for all Mercury's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

        To assist Mercury in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercury by ISS include in-depth research, voting recommendations (although Mercury is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

        Mercury's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, Mercury generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, Mercury will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

        From time to time, Mercury may be required to vote proxies in respect of an issuer where an affiliate of Mercury (each, an "Affiliate"), or a money management or other client of Mercury (each, a "Client") is involved. The Proxy Voting Procedures and Mercury's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of Mercury's clients.

        In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by Mercury's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of Mercury's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter Mercury's normal voting guidelines or, on matters where

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Mercury's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to Mercury on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with Mercury's fiduciary duties

        In addition to the general principles outlined above, Mercury has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and Mercury may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

        Mercury has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

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o   Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

GARTMORE GLOBAL PARTNERS

The corporate governance policy of Gartmore Global Partners (Gartmore) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when Gartmore casts its clients' votes at company meetings. This document only summarizes Gartmore's position and for a fuller understanding reference must be made to Gartmore's full corporate governance statement.

CORPORATE GOVERNANCE

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

GARTMORE'S POSITION

Voting rights are part of the value of an investment and to be used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

VOTING GUIDELINES

o Shareholder rights - should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.

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

o   Capital issue and repurchase should be on equal terms to all holders.
o Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.
o Board Structure - there should be sufficient independent non-executives to balance executive management.
o Chairman and Chief Executive - these significantly different roles should be separated to prevent undue concentration of power within the company.
o Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.
o Service contracts - should not be of excessive length or used to shield executives who do not perform.
o Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.
o Incentive schemes - share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

GARTMORE'S PROCEDURES

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required Gartmore will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

CONFLICTS OF INTEREST

Gartmore recognizes that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to:

        o where Gartmore (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company
        o where Gartmore (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where Gartmore (or an affiliate) may manage assets for the proponent
        o where Gartmore (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where Gartmore (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

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

        o referring decisions to a senior manager unconnected with the day to day management of the fund concerned
        o   using the advice of an outside body
        o   approaching clients directly.

In order to avoid even the appearance of impropriety, in the event that Gartmore (or an affiliate) manages assets for a company, its pension plan, or related entity, Gartmore will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

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

APPENDIX C - PORTFOLIO MANAGERS

                       INFORMATION AS OF DECEMBER 31, 2004

INVESTMENTS IN EACH FUND

                                                                             Dollar Range of
Name of Portfolio Manager             Fund Name                              Investments in Each Fund
----------------------------------    -----------------------------------    ------------------------
Gartmore Mutual Funds Capital Trust, Gartmore Global Partners, Nationwide Mutual
Insurance Company, NorthPointe Capital LLC, Gartmore Morley Capital Management,
Inc. and Gartmore Global Asset Management Trust

Christopher Baggini                   Gartmore Growth                        $10,001-50,000
                                      Gartmore U.S. Growth Leaders           None
                                      Gartmore U.S. Growth Leaders
                                       Long-Short                            None
Karen Bater                           Gartmore High Yield Bond               None
Alpha Benson                          Gartmore Tax-Free Income               None
Mabel Brown                           Gartmore Bond                          None
Douglas Burtnick                      Gartmore Growth                        $10,001-50,000
                                      Gartmore U.S. Growth Leaders           None
                                      Gartmore U.S. Growth Leaders
                                       Long-Short                            None
                                      Gartmore Global Financial Services     None
Peter James Cahill                    Gartmore Large Cap Value               $100,001-1,000,000
Mary Champagne                        Gartmore Value Opportunities           None
                                      Gartmore NorthPointe Small Cap
                                       Value                                 None
                                      Gartmore Large Cap Value               None
Young Chin                            Gartmore Optimal
                                        Allocations Fund:                    None
                                        Moderate
                                      Gartmore Optimal
                                        Allocations Fund:                    None
                                        Moderately Aggressive
                                      Gartmore Optimal
                                        Allocations Fund:                    None
                                        Aggressive
                                      Gartmore Optimal
                                        Allocations Fund:                    None
                                        Specialty
                                      Gartmore Investor
                                        Destinations Aggressive              None
                                        Fund

                                      Gartmore Investor                      None
                                        Destinations Moderately
                                        Aggressive Fund
                                      Gartmore Investor                      None
                                        Destinations Moderate
                                        Fund
                                      Gartmore Investor                      None
                                        Destinations Moderately
                                        Conservative Fund
                                      Gartmore Investor
                                        Destinations Conservative
                                        Fund
Paul Cluskey                          Gartmore Global Health Sciences        $1-10,000
Peter Dalgliesh                       Gartmore Emerging Markets              None
Gary Davis                            Gartmore Bond                          $1-10,000
Philip Ehrmann                        Gartmore China Opportunities           None
                                      Gartmore Emerging Markets              None
William Gerlach                       Gartmore Global Natural Resources      None
                                      Gartmore Small Cap Leaders             None
                                      Gartmore Small Cap                     None
Robert Glise                          Gartmore Mid Cap Growth                $100,001-1,000,000
Gary Haubold                          Gartmore Nationwide                    None
                                      Gartmore Nationwide Leaders            None
                                      Gartmore Small Cap                     None
                                      Gartmore Small Cap Leaders             None
Gary Hunt                             Gartmore Government Bond               None
Shane Johnston                        Gartmore Short Duration Bond           None
                                      Gartmore Morley Enhanced Income        None
Karl Knas                             Gartmore NorthPointe Small Cap
                                        Growth                               None
H. Giles Knight                       Gartmore Small Cap Growth              None
Jason Kotik                           Gartmore Global Natural Resources      None
William Miller                        Gartmore Nationwide                    $10,001-50,000
Joseph O'Connor                       Gartmore Mid Cap Growth Leaders        None
Jeremiah O'Grady                      Gartmore Convertible                   None
Brian O'Neill                         Gartmore International Growth          None

Jeffrey Petherick                     Gartmore Value Opportunities           $50,001-100,000
                                      Gartmore North Pointe Small Cap
                                        Value                                None
                                      Gartmore Large Cap Value               None
Perpetua Phillips                     Gartmore Short Duration Bond           None
                                      Gartmore Morley Enhanced Income        None
Chuck Purcell                         Gartmore Small Cap                     None
Neil Rogan                            Gartmore Worldwide Leaders             None
Ben Walker                            Gartmore Global Utilities              None
                                      Gartmore International Growth          None
Carl Wilk                             Gartmore Small Cap Leaders             None
                                      Gartmore Micro Cap Equity              $100,001-1,000,000
                                      Gartmore NorthPointe Small Cap
                                        Growth                               None
Charles Wright                        Gartmore Convertible                   None
Chip Zhu                              Gartmore Global Technology and
                                      Communications                         None

Fund Asset Management, L.P.
Vincent Costa                         Gartmore S&P 500 Index                 None
                                      Gartmore International Index           None
                                      Gartmore Mid Cap Market Index          None
                                      Gartmore Small Cap Index               None
Roy Hansen                            Gartmore Bond Index                    None
Jeffrey Hewson                        Gartmore Bond Index                    None
Debra Jelilian                        Gartmore S&P 500 Index                 None
                                      Gartmore International Index           None
                                      Gartmore Mid Cap Market Index          None
                                      Gartmore Small Cap Index               None
Jeffrey Russo                         Gartmore S&P 500 Index                 None
                                      Gartmore International Index           None
                                      Gartmore Mid Cap Market Index          None
                                      Gartmore Small Cap Index               None
Michael Wildstein                     Gartmore Bond Index                    None

DESCRIPTION OF COMPENSATION STRUCTURE

Gartmore Mutual Funds Capital Trust, Gartmore Global Partners, Nationwide Mutual Insurance Company, Northpointe Capital LLc, Gartmore Morley Capital Management, Inc. and Gartmore Global Asset Management Trust (collectively, "Gartmore"):

Gartmore uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of mutual funds, other managed pooled vehicles and managed separate accounts over which they have responsibility, versus appropriate peer groups and benchmarks. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that Gartmore believes is industry competitive in light of the portfolio manager's experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other accounts each portfolio manager manages has a paramount impact on such person's compensation. For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared to each such fund's or account's stated benchmark index. Pre-tax investment performance of most fixed income portfolio managers is measured against a fund's stated benchmark over various time periods (e.g., on a one or three year basis, etc.). Additionally, mutual fund performance is measured against industry peer group rankings, which may provide performance rankings for both shorter periods as well as blended rankings for longer term performance. Gartmore uses this dual approach in order to create incentives for portfolio managers to sustain favorable results from one year to the next, and to reward managers for performance that has improved considerably during the recent period. Less significant in annual compensation determinations are subjective factors as identified by Gartmore's Chief Investment Officer or such other managers as may be appropriate.

The bonus determination components apply on an aggregate basis with respect to all accounts managed by a particular portfolio manager, including unregistered pooled investment vehicles and separate investment advisory accounts. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the managers' performance in meeting them. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.

Portfolio managers also may be awarded unregistered restricted equity interests in a related Gartmore entity that typically vest over time and are designed to create incentives to retain key talent and, with the exception of personnel of Gartmore Global Partners (which is based in the

United Kingdom), they are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, Gartmore's ultimate parent company. Such plan affords participating United States-based employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all Gartmore employees.

FUND ASSET MANAGEMENT, L.P. (DBA MERCURY ADVISERS)

The Portfolio Manager Compensation Program of Merrill Lynch Investment Managers and its affiliates ("MLIM") is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

        Base Salary

Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

        Performance-Based Compensation

MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, MLIM portfolio manager incentive compensation is derived based on portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

        Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

        Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio Managers therefore have a direct incentive to protect Merrill Lynch's reputation for integrity.

OTHER BENEFITS

Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories:
(1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
NAME OF PORTFOLIO MANAGER              ASSETS BY CATEGORY
----------------------------------     ---------------------------------------------------------------------
Gartmore Mutual Funds Capital Trust, Gartmore Global Partners, Nationwide Mutual Insurance Company,
NorthPointe Capital LLC, Gartmore Morley Capital Management, Inc. and Gartmore Global Asset Management Trust

Christopher Baggini                    Mutual Funds:  5 accounts, $653,820,00 total assets (2 accounts,
                                       $89,440,000 total assets for which the advisory fee is based on performance)

                                       Other Pooled Investment
                                       Vehicles:  5 accounts, $184,363,002 total assets
                                       Other Accounts:  0 accounts, $0 total assets

Karen Bater                            Mutual Funds: 1 account, $24,830,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 8 accounts, $742,682,294 total assets (1 account,
                                       $324,140,817 total assets for which the advisory fee is based on performance)
                                       Other Accounts: 7 accounts, $717,688,248 total assets

Alpha Benson                           Mutual Funds: 1 account, $190,170,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 1 account, $3,600,000,000 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Mabel Brown                            Mutual Funds: 1 account, $125,800,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 4 accounts, $1,105,000,000 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Douglas Burtnick                       Mutual Funds:  7 accounts, $687,750,000 total assets (4 accounts,
                                       $123,370,000 for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 4 accounts, $103,359,431 total assets (3 accounts,
                                       $53,405,518 total assets for which the advisory fee is based on performance)
                                       Other Accounts: 0 accounts, $0 total assets

Peter James Cahill                     Mutual Funds: 3 accounts, $465,743,619 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 1 account, $2,795,396 total assets

Mary Champagne                         Mutual Funds: 5 accounts, $528,923,619 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 22 accounts, $1,207,875,178 total assets

Young Chin                             Mutual Funds: 14 accounts,  $5,081,000,000 total assets
                                       Other Pooled Investment Vehicles:  0 accounts, $0 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Paul Cluskey                           Mutual Funds: 2 accounts, $73,010,000 total assets (1 account,
                                       $17,190,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles:  2 accounts, $111,915,085 total assets (2 accounts,
                                       $111,915,085 total assets for which the advisory fee is based on performance)
                                       Other Accounts: 0 accounts, $0 total assets

Peter Dalgliesh                        Mutual Funds: 4 accounts, $326,200,000 total assets (1 account,
                                       $27,100,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 3 accounts, $721,054,775 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Gary Davis                             Mutual Funds: 1 account, $125,800,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 3 accounts, $111,989,000 total assets
                                       Other Accounts: 1 account, $17,166,000 total assets

Philip Ehrmann                         Mutual Funds: 5 accounts, $335,060,000 total assets (2 accounts,
                                       $35,960,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 9 accounts, $1,190,173,897 total assets
                                       Other Accounts: 0 accounts, $0 total assets

William Gerlach                        Mutual Funds: 3 accounts, $36,330,000 total assets (1 account,
                                       $3,980,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 7 accounts, $361,856,849 total assets

Robert Glise                           Mutual Funds: 2 accounts, $264,410,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 2 accounts, $13,025,203 total assets

Gary Haubold                           Mutual Funds:  6 accounts, $3,134,990,000 total assets (2
                                       accounts, $16,490,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles:  4 accounts, $199,148,612 total assets
                                       Other Accounts: 12 accounts, $2,805,012,918 total assets

Gary Hunt                              Mutual Funds: 2 accounts, $1,466,370,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 1 account, $12,049,185 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Shane Johnston                         Mutual Funds: 2 accounts, $674,730,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 2 accounts, $574,145,000 total assets
                                       Other Accounts: 3 accounts, $475,956,000 total assets

Karl Knas                              Mutual Funds: 1 account, $65,060,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 1 account, $3,992,331 total assets

H. Giles Knight                        Mutual Funds: 1 account, $3,090,000 total assets
                                       Other Pooled Investment

                                       Vehicles: 7 accounts, $751,244,204 total assets
                                       Other Accounts: 4 accounts, $6,046,753 total assets

Jason Kotik                            Mutual Funds: 1 accounts, $3,980,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 0 accounts, $0 total assets

William Miller                         Mutual Funds:  3 accounts, $3,090,095,910 total assets
                                       Other Pooled Investment
                                       Vehicles:  2 accounts, $58,070,948 total assets
                                       Other Accounts:  13 accounts, $2,989,866,633 total assets

Joseph O'Connor                        Mutual Funds:  1 account, $20,840,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts:  4 accounts, $15,155,286 total assets

Jeremiah O'Grady                       Mutual Funds:  1 account, $38,040,000 total assets
                                       Other Pooled Investment Vehicles: 3 accounts, $113,273,519 total assets (2 accounts, $37,808,861 total assets for which the advisory fee is based on performance)
                                       Other Accounts:  7 accounts, $44,803,522 total assets

Brian O'Neill                          Mutual Funds: 2 accounts, $25,330,000 total assets (1 account,
                                       $9,660,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 6 accounts, $306,185,497 total assets
                                       Other Accounts: 4 accounts, $34,097,947 total assets

Jeffrey Petherick                      Mutual Funds: 5 accounts, $528,923,619 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 22 accounts, $1,207,875,178 total assets

Perpetua Phillips                      Mutual Funds: 2 accounts, $674,730,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 2 accounts, $3,862,179,000 total assets
                                       Other Accounts: 4 accounts, $1,367,836,000 total assets

Chuck Purcell                          Mutual Funds:  2 accounts, $32,350,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts:  6 accounts, $368,113,273 total assets

Neil Rogan                             Mutual Funds: 2 accounts, $70,710,000 total assets (1 account,
                                       $34,560,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 3 accounts, $278,767,396 total assets (3 accounts,
                                       $278,767,396 total assets for which the

                                       advisory fee is based on performance)
                                       Other Accounts:  0 accounts, $0 total assets

Ben Walker                             Mutual Funds: 4 accounts, $70,310,000 total assets (2 accounts,
                                       $17,410,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 4 accounts, $331,564,945 total assets (1 account,
                                       $28,178,942 total assets for which the advisory fee is based on performance)
                                       Other Accounts:  2 accounts, $34,097,947 total assets

Carl Wilk                              Mutual Funds: 3 accounts, $235,470,000 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 9 accounts, $259,062,902 total assets

Charles Wright                         Mutual Funds:  1 account, $38,040,000 total assets
                                       Other Pooled Investment Vehicles: 3 accounts, $113,273,519 total assets (2 accounts, $37,808,861  total assets for which the advisory fee is based on performance)
                                       Other Accounts:  7 accounts, $44,803,522 total assets

Chip Zhu                               Mutual Funds:  2 accounts, $57,950,000 total assets (1 account,
                                       $10,050,000 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts:  0 accounts, $0 total assets

Fund Asset Management,L.P. (dba as
Mercury Advisers)

Vincent Costa                          Mutual Funds: 21 accounts, $16,457,695,926 total assets
                                       (1 account, $154,128,929 total assets for which the advisory fee is based on performance)
                                       Other Pooled Investment
                                       Vehicles: 23 accounts, $10,188,346,344 total assets (4 accounts,
                                       $1,077,182,657 total assets for which the advisory fee is based on performance)
                                       Other Accounts: 20 accounts, $25,266,430,766 total assets
                                       (3 accounts, $1,804,665,142 for which the advisory fee is based on performance)

Roy Hansen                             Mutual Funds: 1 account, $1,015,468,705 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 0 accounts, $0 total assets

Jeffrey Hewson                         Mutual Funds: 1 account, $1,015,468,705 total assets
                                       Other Pooled Investment
                                       Vehicles: 0 accounts, $0 total assets
                                       Other Accounts: 2 accounts, $ 1,900,854,285 total assets
                                       (1 account, $1,028,975,175 total assets for

                                       which the advisory fee is based on performance)

Debra Jelilian                         Mutual Funds: 17 accounts, $10,615,586,764 total assets
                                       Other Pooled Investment
                                       Vehicles: 11 accounts, $7,061,297,637 total assets
                                       Other Accounts: 12 accounts, $23,616,272,389 total assets

Jeffrey Russo                          Mutual Funds: 17 accounts, $12,755,600,891total assets
                                       Other Pooled Investment
                                       Vehicles: 11 accounts, $7,061,297,637 total assets
                                       Other Accounts: 12 accounts, $23,616,272,389 total assets

Michael Wildstein                      Mutual Funds: 1 account, $1,015,468,705 total assets
                                       Other Pooled Investment
                                       Vehicles: 9 accounts, $2,177,285,522 total assets
                                       Other Accounts: 1 account, $98,930,290 total assets

POTENTIAL CONFLICTS OF INTEREST

Gartmore Mutual Funds Capital Trust, Gartmore Global Partners, Nationwide Mutual Insurance Company, Northpointe Capital LLc, Gartmore Morley Capital Management, Inc. and Gartmore Global Asset Management Trust (collectively, "Gartmore"):

It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate Gartmore or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her discretion in a manner that she believes is equitable to all interested persons. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

FUND ASSET MANAGEMENT, L.P.  (DBA MERCURY ADVISERS)

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

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Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

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